Registration Nos. 33-74092
                                                                        811-8288

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 11                    [X]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 11                           [X]

                       CONSECO VARIABLE ANNUITY ACCOUNT E
                           (Exact Name of Registrant)

                       CONSECO VARIABLE INSURANCE COMPANY
                               (Name of Depositor)

                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572
              (Address of Depositor's Principal Executive Offices)

                                 (317) 817-3700
               (Depositor's Telephone Number, including Area Code)

                             Michael A. Colliflower

                       Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Registered:
     Individual and Group Deferred Annuity Contracts and Certificates

                       CONSECO VARIABLE ANNUITY ACCOUNT E

                                    FORM N-4

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        Under The Securities Act of 1933


Form N-4
Item No.                                    PART A - Prospectus Caption
- --------                                             ------------------
 1.    Cover Page...................................       Cover Page

 2.    Definitions..................................       Definitions

 3.    Synopsis ....................................       Summary

 4.    Condensed Financial Information..............       Appendix A -Condensed Financial Information

 5.    General Description of Registrant,...........       Conseco Variable, The Variable Account, and
       Depositor and Portfolio Companies                   Investment Options; Appendix B

 6.    Deductions and Expense.......................       Charges and Deductions






 7.    General Description of Variable..............       The Contracts
       Annuity Contracts

 8.    Annuity Period ..............................       Annuity Period
                                                           Settlement Provisions

 9.    Death Benefit................................       Death Benefit on or
                                                           After Maturity Date

10.    Purchase and Contract Values.................       Conseco Variable, The Variable
                                                           Account, and Investment Options;
                                                           Accumulation Provisions

11.    Redemptions..................................       The Contracts
                                                           Section B. Settlement Provisions

12.    Taxes........................................       Federal Tax Status

13.    Legal Proceedings............................       Legal Proceedings

14.    Table of Contents of the Statement...........       Table of Contents of the Statement
       of Additional Information                           of Additional Information

Form N-4
Item No.
- --------

                                                  PART B - Statement of Additional Information
                                                           -----------------------------------
15.    Cover Page...................................       Statement of Additional Information
                                                           Cover Page

16.    Table of Contents............................       Table of Contents

17.    General Information and History..............       General Information and History

18.    Services.....................................       Not Applicable

19.    Purchase of Securities.......................       Not Applicable
       Being Offered

20.    Underwriters.................................       Distribution

21.    Calculation of Performance Data..............       Calculation of Yield Quotations, Calculation of





                                                           Total Return Quotations, and Other Performance Data

22.    Annuity Payments.............................       Annuity Provisions

23.    Financial Statements.........................       Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

--------------------------------------------------------------------------------
                                     PART A

                       CONSECO VARIABLE ANNUITY ACCOUNT E
     INDIVIDUAL & GROUP FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   OFFERED BY

                       Conseco Variable Insurance Company
                             Administrative Office:
        11815 N. Pennsylvania Street o Carmel, IN 46032 o (317) 817-3700

   This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Conseco Variable Insurance Company (Conseco Variable). The Contracts are designed for use in retirement planning. The Contracts provide a way for you to invest on a tax-deferred basis in the subaccounts of the Conseco Variable Annuity Account E ("Variable Account") and the Fixed Account.

     You can invest your Purchase Paymentsin any of the Variable Account Investment Options listed below or the Fixed Account. Depending on market conditions, you can make or lose money in the Variable Account Investment Options. Money you direct into the Fixed Account earns interest at a rate guaranteed by Conseco Variable. Currently, you can allocate Purchase> Payments to up to 15 Investment Options including the Fixed Account at any one time.

CONSECO SERIES TRUST
   o Conseco 20 Focus Portfolio
   o Equity Portfolio
   o Balanced Portfolio
   o High Yield Portfolio
   o Fixed Income Portfolio
   o Government Securities Portfolio
   o Money Market Portfolio

THE ALGER AMERICAN FUND
   o  Alger American Growth Portfolio
   o  Alger American Leveraged AllCap Portfolio
   o  Alger American MidCap Growth Portfolio
   o  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   o  VP Income & Growth Fund
   o  VP International Fund
   o  VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   o  Berger IPT--Growth Fund
      (formerly, Berger IPT--100 Fund)
   o  Berger IPT--Large Cap Growth Fund
      (formerly, Berger IPT-Growth and Income Fund)
   o  Berger IPT--Small Company Growth Fund
   o  Berger IPT--New Generation Fund
   o  Berger IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. (Initial Shares)

DREYFUS STOCK INDEX FUND (Initial Shares)

DREYFUS VARIABLE INVESTMENT FUND
  ("DREYFUS VIF") (Initial Shares)
   o  Dreyfus VIF--Disciplined Stock Portfolio
   o  Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
   o Federated High Income Bond Fund II
   o Federated International Equity Fund II
   o Federated Utility Fund II
   o Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS
   o  First American Large Cap Growth Portfolio
   o  First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC. o INVESCO VIF--High Yield Fund o INVESCO
   VIF--Equity Income Fund o INVESCO VIF--Financial Services Fund o INVESCO
   VIF--Health Sciences Fund o INVESCO VIF--Real Estate Opportunity Fund o INVESCO VIF--Technology Fund o INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES
   o  Aggressive Growth Portfolio
   o  Growth Portfolio
   o  Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   o  Lazard Retirement Equity Portfolio
   o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   o  Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)
   o  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   o  Limited Maturity Bond Portfolio
   o  Partners Portfolio
   o  Midcap Growth Portfolio

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
   o Pioneer Fund VCT Portfolio
   o Pioneer Equity-Income VCT Portfolio
   o Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST
   o  OTC Fund
   o  Nova Fund
   o  U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
   o  Seligman Communications and Information Portfolio (Class 2)
   o  Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.
   o  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
   o  Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
   o  Worldwide Bond Fund
   o  Worldwide Emerging Markets Fund
   o  Worldwide Hard Assets Fund
   o  Worldwide Real Estate Fund

   Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the individual and group fixed and variable annuity contracts issued by Conseco Variable.

   To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this Prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 33 of this prospectus. For a free copy of the SAI, call us or write to us at the address or telephone number given on the first page of this prospectus.

THE CONTRACTS:
   o  ARE NOT BANK DEPOSITS
   o  ARE NOT FEDERALLY INSURED
   o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2001


TABLE OF CONTENTS                                                           PAGE

DEFINITIONS.................................................................
SUMMARY.....................................................................
FEE TABLE...................................................................
CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS...............
  Conseco Variable..........................................................
  The Variable Account......................................................
  Investment Options........................................................
  Voting Rights.............................................................
  Fixed Account.............................................................
THE CONTRACTS...............................................................
ACCUMULATION PROVISIONS.....................................................
  Purchase Payments.........................................................
  Allocation of Purchase Payments...........................................
  Accumulation Units........................................................
  Transfers.................................................................
  Dollar Cost Averaging.....................................................
  Rebalancing...............................................................
  Asset Allocation Program..................................................
  Sweeps....................................................................
  Withdrawals...............................................................
  Suspension of Payments....................................................
  Restrictions Under Optional Retirement Programs...........................
  Restrictions Under Section 403(b) Plans...................................
  Systematic Withdrawal Plan................................................
  Loans.....................................................................
CHARGES AND DEDUCTIONS......................................................

  Withdrawal Charge.........................................................
  Administrative Charges....................................................
  Mortality and Expense Risk Charge.........................................
  Reduction or Elimination of Contract Charges..............................
  Premium Taxes.............................................................
  Fund Expenses.............................................................
  Other Charges.............................................................
DEATH BENEFIT BEFORE MATURITY DATE..........................................
OPTIONS WHEN YOU TERMINATE YOUR PARTICIPATION IN THE PLAN
(FOR GROUP CONTRACTS ONLY)..................................................
THE ANNUITY PERIOD--SETTLEMENT PROVISIONS...................................
Annuity Options.............................................................
Transfers After Maturity Date...............................................
Death On or After Maturity Date.............................................
OTHER CONTRACT PROVISIONS...................................................
  Ten-Day Right to Review...................................................
  Ownership.................................................................
  Modification..............................................................
FEDERAL TAX STATUS..........................................................
  Annuity Contracts in General..............................................
  Qualified and Non-Qualified Contracts.....................................
  Withdrawals--Non-Qualified Contracts......................................
  Withdrawals--Qualified Contracts..........................................
  Withdrawals--Tax-Sheltered Annuities......................................
  Taxation of Death Benefits................................................
  Diversification...........................................................
  Investor Control..........................................................
INTERNAL APPEALS PROCEDURES.................................................
GENERAL MATTERS.............................................................
  Performance Information...................................................
  Distribution of Contracts.................................................
  Legal Proceedings.........................................................
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................
APPENDIX A--Condensed Financial Information.................................
APPENDIX B--More Information About the Funds................................

DEFINITIONS

     ACCUMULATION UNIT: An accounting unit of measure we use to calculate the Variable Account value of your Contract before the Maturity Date.

     ANNUITANT: The person upon whose life the Contract is issued.

     ANNUITY PAYMENTS: A series of income payments under an annuity option.

     CONTRACT OWNER: The person(s) (including Co-Owners) or entity entitled to ownership rights under the Contract. The Contract Owner is also referred to as "you" in this prospectus.

     CONTRACT VALUE: The total value of your Individual Account values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account.

     CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

     CODE: Internal Revenue Code of 1986, as amended.

     FIXED ACCOUNT: The general account of Conseco Variable. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

     FUND: The underlying mutual funds (or portfolios of a mutual fund) which the sub-accounts of the Variable Account invest in.

     INDIVIDUAL ACCOUNT: The record we establish to represent your interest in an Investment Option before the Maturity Date.

     INVESTMENT OPTIONS: The investment choices available to Contract Owners.

     MATURITY DATE: The date on which annuity payments begin.

     PURCHASE PAYMENTS: The money you invest in the Contract.

     VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

     VARIABLE ACCOUNT: The separate account we established known as Conseco Variable Annuity Account E. Prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into sub-accounts.

SUMMARY

     THE CONTRACTS: The Contracts described in this prospectus are individual and group flexible premium variable deferred annuity contracts. The Contracts provide a way for you to invest on a tax-deferred basis in the sub-accounts of Conseco Variable Annuity Account E ("Variable Account") and the Fixed Account. The Contracts provide for the accumulation of Contract Values and the payment of annuity benefits on a variable and/or fixed basis. In general, this prospectus describes only the variable portion of the Contracts.

     RETIREMENT   PLANS:   The  Contracts  may  be  issued  pursuant  to  either
non-qualified retirement plans or plans qualifying for special income tax treatment under the Code. Examples of the plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation plans. See "Federal Tax Status."

     PURCHASE PAYMENTS: The Contracts permit you to make Purchase Payments on a flexible basis. This means that you can make payments at any time you like before the Maturity Date. For TSAs, the minimum initial Purchase Payment and the amount of each subsequent Purchase Payment is $50 per month. For IRAs, the minimum initial Purchase Payment is $2,000 and the minimum amount of each additional Purchase Payment is $50. For non-qualified Contracts, the minimum initial Purchase Payment is $5,000 and the minimum amount of each additional Purchase Payment is $2,000 (or $200 each month). If your Purchase Payment is more than $2,000,000, it requires our prior approval.

   INVESTMENT OPTIONS: You can allocate your Purchase Payment to the Fixed Account of Conseco Variable or the Variable Account Investment Options.

   The portion of your Contract Value allocated to the Variable Account Investment Options will reflect the investment performance of the Funds you select.

     TRANSFERS: Prior to the Maturity Date, you may make transfers among the Variable Account Investment Options and from the Variable Account Investment Options to the Fixed Account without charge. Under certain circumstances, you may also transfer amounts from the Fixed Account to the Variable Account Investment Options. You may also make transfers under certain programs we offer known as the dollar cost averaging program, sweep program, and rebalancing. After the Maturity Date, you may not make transfers from a variable annuity to a fixed annuity or from a fixed annuity to a variable annuity.

     WITHDRAWALS: You may make withdrawals from your Contract before the earlier of the Maturity Date or the death of the Annuitant. We may impose a withdrawal charge and an administrative charge when you make a withdrawal. You may also make withdrawals pursuant to the systematic withdrawal plan. A withdrawal may be subject to income taxes and tax penalties. In addition, certain restrictions apply to withdrawals from TSA Contracts.

     LOANS: Under certain circumstances, you may make loans from your Contract.

     DEATH BENEFIT: Generally, if the Annuitant or Contract Owner dies before the Maturity Date, we will pay a death benefit to your beneficiary.

     ANNUITY PAYMENTS: We offer a variety of fixed and variable annuity options which you can select to receive your Annuity Payments. Your Annuity Payments will begin on the Maturity Date. You can select the Maturity Date, the frequency of the payments and the annuity option.

     TEN-DAY REVIEW: If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will refund your Purchase Payment or whatever amount is required in your state.

     TAXES: Your earnings are not taxed until you take them out. If you take money out before the Maturity Date, earnings come out first and are taxed as income.

     If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. The Contract provides that if the Annuitant dies before the Maturity Date, we will pay a death benefit to the beneficiary. Such payments upon the death of the Annuitant who is not the Contract Owner (as in the case of certain non-qualified Contracts), do not qualify for the death of Contract Owner exception to the ten percent distribution penalty unless the beneficiary is age 591/2 or one of the other exceptions to the penalty applies.

     For TSA Contracts, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in the Code) when:

  (i)   you attain age 59 1/2;
 (ii)   you separate from service;
 (iii   you die;
 (iv)   you become disabled;
  (v)   made in the case of hardship; or
 (vi)   made pursuant to a qualified domestic
        relations order, if otherwise permitted.

     Withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results.

     Payments after the Maturity Date are considered partly a return of your original investment. That part of each payment is not taxable as income. If your Contract was purchased under a tax-qualified plan, your payments may be fully taxable.

CHARGES AND DEDUCTIONS:

o Each year Conseco Variable deducts a $30 Annual Administrative Fee from your Contract (this charge is waived if your Individual Account value is $25,000 or more).

o Conseco Variable deducts a Mortality and Expense Risk Fee which is equal, on an annual basis, to 1.25% of the average daily net asseEts of the Variable Account. Conseco Variable also deducts an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net assets of the Variable Account.

o If you take money out of the Contract, Conseco Variable may assess a withdrawal charge which ranges from 0% to 9%.

o You may be assessed a premium tax charge which generally ranges from 0%-3.5%, depending on the state.

o As with other professionally managed investments, there are also investment charges which currently range from .26% to 3.23%, on an annual basis, of the average daily value of the portfolio, depending upon the Variable Account Investment Option you select.

CONSECO VARIABLE ANNUITY ACCOUNT E
FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES (a)
  Sales Charge Imposed on Purchases.................................................None
  Exchange Fee .....................................................................None
  Surrender Fee.....................................................................None

WITHDRAWAL CHARGE (as a percentage of purchase payments) (b)
                 First and Second Year..............................................  9%
                 Third Year.........................................................  8%
                 Fourth Year........................................................  7%
                 Fifth Year.........................................................  5%
                 Sixth Year.........................................................  3%
                 Seventh Year or More...............................................  0%
             The above withdrawal charges are reduced by a charge factor for issue ages above age 52.

ANNUAL ADMINISTRATIVE FEE (b)....................................................... $30

VARIABLE ACCOUNT ANNUAL EXPENSES
                 (as a percentage of average account value)
                 Mortality and Expense Risk Fees.....................1.25%
                 Administrative Charge...............................0.15%
                                                                     -----
TOTAL ANNUAL EXPENSES OF THE

  VARIABLE ACCOUNT (b)...............................................1.40%

--------------------------------------------------------------------------------
(a) Premium taxes are not shown. We will deduct for any premium tax due when you make a Purchase Payment or from Individual Account values at the Maturity Date or at such other time based on our sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

(b) Conseco Variable may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges"). We will waive the Annual Administrative Fee if your Individual Account value is $25,000 or greater.

ANNUAL FUND EXPENSES
(as a percentage of the average daily net assets of a portfolio)
                                                                           TOTAL
                                                                          ANNUAL
                                                          OTHER       PORTFOLIO
                                                        EXPENSES       EXPENSES
                                                          (AFTER        (AFTER
                                                         EXPENSE       EXPENSE
                                                        REIMBURSE-    REIMBURS-
                                                         MENT, IF     EMENT, IF
                                          MANAGE-        ANY, FOR     ANY, FOR
                                           MENT  12b-1   CERTAIN      CERTAIN
                                           FEES   FEES  PORTFOLIOS)  PORTFOLIOS)
--------------------------------------------------------------------------------
CONSECO SERIES TRUST (1) (2) (3)
Conseco 20 Focus Portfolio ..............  0.80%   0.25%   0.10%       1.15%
Equity Portfolio ........................  0.79%   0.25%   0.06%       1.10%
Balanced Portfolio ......................  0.77%   0.25%   0.08%       1.10%
High Yield Portfolio ....................  0.80%   0.25%   0.10%       1.15%
Fixed Income Portfolio ..................  0.63%   0.25%   0.07%       0.95%
Government Securities Portfolio .........  0.64%   0.25%   0.06%       0.95%
Money Market Portfolio ..................  0.39%    --     0.06%       0.45%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio .........  0.75%    --     0.04%       0.79%
Alger American Leveraged
  AllCap Portfolio ......................  0.85%    --     0.05%       0.90%
Alger American Mid Cap Growth
  Portfolio .............................  0.80%    --     0.04%       0.84%
Alger American Small Capitalization
  Portfolio .............................  0.85%    --     0.05%       0.90%

AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. (4)
VP Income & Growth Fund .................  0.70%    --     0.00%       0.70%
VP International Fund ...................  1.23%    --     0.00%       1.23%
VP Value Fund ...........................  1.00%    --     0.00%       1.00%

BERGER INSTITUTIONAL PRODUCTS TRUST (5)
Berger IPT--Growth Fund .................  0.75%    --     0.25%       1.00%
Berger IPT--Large Cap Growth
  Fund ..................................  0.75%    --     0.15%       0.90%
Berger IPT--Small Company Growth
  Fund ..................................  0.85%    --     0.13%       0.98%
Berger IPT--New Generation Fund .........  0.85%    --     0.30%       1.15%
Berger IPT--International Fund ..........  0.85%    --     0.35%       1.20%

THE DREYFUS SOCIALLY RESPONSIBLE

  GROWTH FUND, INC. (Initial Shares)(6)..  0.75%    --     0.03%       0.78%

DREYFUS STOCK INDEX
FUND (Initial Shares)(6) ................  0.25%    --     0.01%       0.26%

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)(6)
Dreyfus VIF Disciplined
  Stock Portfolio .......................  0.75%    --     0.06%       0.81%
Dreyfus VIF International
  Value Portfolio .......................  1.00%    --     0.39%       1.39%

FEDERATED INSURANCE SERIES (7)
Federated High Income Bond Fund II ......  0.60%    --     0.19%       0.79%
Federated International Equity
  Fund II ...............................  0.54%    --     0.71%       1.25%
Federated Utility Fund II ...............  0.75%    --     0.19%       0.94%
Federated International Small Company
 Fund II.................................  0.15%    --     1.35%       1.50%

FIRST AMERICAN INSURANCE PORTFOLIOS (8)
First American Large Cap Growth
  Portfolio .............................  0.70%   0.25%   0.10%       1.05%
First American Mid Cap Growth
  Portfolio .............................  0.70%   0.25%   0.20%       1.15%

INVESCO VARIABLE INVESTMENT FUNDS, INC. (9)
INVESCO VIF--High Yield Fund ............  0.60%    --     0.47%       1.07%
INVESCO VIF--Equity Income Fund .........  0.75%    --     0.42%       1.17%
INVESCO VIF--Financial Services Fund.....  0.75%    --     0.34%       1.09%
INVESCO VIF--Health Sciences Fund........  0.75%    --     0.32%       1.07%
INVESCO VIF--Real Estate Opportunity
   Fund..................................  0.90%    --     0.83%       1.73%
INVESCO VIF--Technology Fund.............  0.72%    --     0.30%       1.02%
INVESCO VIF--Telecommunications Fund.....  0.75%    --     0.31%       1.06%

JANUS ASPEN SERIES, INSTITUTIONAL SHARES (10)
Aggressive Growth Portfolio .............  0.65%    --     0.01%       0.66%
Growth Portfolio ........................  0.65%    --     0.02%       0.67%
Worldwide Growth Portfolio ..............  0.65%    --     0.04%       0.69%

LAZARD RETIREMENT SERIES, INC. (11)
Lazard Retirement Equity Portfolio ......  0.75%  0.25%    0.25%       1.25%
Lazard Retirement Small Cap
  Portfolio .............................  0.75%  0.25%    0.25%       1.25%

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio .............  0.50%    --     0.37%       0.87%

MITCHELL HUTCHINS SERIES TRUST

Growth and Income Portfolio .............  0.70%    --     0.44%       1.14%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio .........  0.65%    --     0.11%       0.76%
Partners Portfolio ......................  0.82%    --     0.10%       0.92%
Midcap Growth Portfolio .................  0.84%    --     0.14%       0.98%

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio..............   0.65%  0.25%    0.03%       0.93%
Pioneer Equity-Income VCT Portfolio.....   0.65%  0.25%    0.06%       0.96%
Pioneer Europe VCT Portfolio(12)........   0.95%  0.25%    0.50%       1.70%

RYDEX VARIABLE TRUST
OTC Fund ...............................   0.75%    --     0.71%       1.46%
Nova Fund ..............................   0.75%    --     0.67%       1.42%
U.S. Government Money Market Fund.......   0.50%    --     0.64%       1.14%

SELIGMAN PORTFOLIOS, INC. (13)

Seligman Communications and
  Information Portfolio (Class 2) ......   0.75%  0.25%    0.12%       1.12%
Seligman Global Technology
  Portfolio (Class 2) ..................   1.00%  0.15%    0.40%       1.55%

STRONG OPPORTUNITY FUND II, INC. (14)
Opportunity Fund II ....................   1.00%    --     0.11%       1.11%

STRONG VARIABLE INSURANCE FUNDS, INC. (15)
Strong Mid Cap Growth Fund II ..........   1.00%    --     0.15%       1.15%

VAN ECK WORLDWIDE INSURANCE TRUST (16)
Worldwide Bond Fund ....................   1.00%    --     0.15%       1.15%
Worldwide Emerging Markets Fund ........   1.00%    --     0.26%       1.26%
Worldwide Hard Assets Fund .............   1.00%    --     0.14%       1.14%
Worldwide Real Estate Fund .............   1.00%    --     0.45%       1.45%

EXPLANATION OF FEE TABLE


     The purpose of the Fee Table is to show you the various Contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Variable Account as well as the Funds.

     (1) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through 4/30/02 to ensure that total annual operating expenses do not exceed: 1.15% for the Conseco 20 Focus and High Yield Portfolios; 1.10% for the Equity and Balanced Portfolios; 0.95% for the Fixed Income and Government Securities Portfolio; and 0.45% for the Money Market Portfolio.

     (2) Conseco Capital Management, Inc., in order to meet the expense limitations above, has waived its management fees in excess of the annual rate set forth above. Absent such waivers, the management fees would be 0.85% for the Conseco 20 Focus and High Yield Portfolios; 0.80% for the Equity and Balanced Portfolios; and 0.65% for the Fixed Income, Government Securities and Money Market Portfolios.

(3) Expense information has been restated to reflect the new 12b-1 Distribution Fees.

     (4) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

     (5) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--Growth Fund and the Berger IPT--Large Cap Growth Fund exceed 1.00%, the normal operating expenses in any fiscal year of each of the Berger IPT--Small Company Growth Fund and the Berger IPT--New Generation Fund exceed 1.15%, and the normal operating expenses of the Berger IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, Other Expenses for the Berger IPT--Growth Fund, the Berger IPT--New Generation Fund, the Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund and the Berger IPT--International Fund would have been 0.55%, 2.67%, 0.15%, 0.13% and 1.27%, respectively, and their Total Annual Portfolio Expenses would have been 1.30%, 3.52%, 0.90%, 0.98%, and 2.12%, respectively. These waivers/reimbursements may not be terminated or amended except by a vote of the Fund's Board of Trustees.

Effective May 12, 2000, the investment advisory fee charged to the Berger IPT--International Fund was reduced to the following rates of average daily net assets: 0.85% of the first $500 million; 0.80% of the next $500 million; and 0.75% of all amounts in excess of $1 billion. The amounts shown reflect the restated advisory fee.

     (6) The expenses for the investment portfolios are for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than those indicated in the fee table.

     (7) Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Global Investment Management Corp., the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 0.75% and 1.46%, respectively.

     (8) U.S. Bancorp Piper Jaffray Asset Management intends to waive management fees or otherwise pay other expenses during the current fiscal year so that the total operating expenses do not exceed 1.05% and 1.15%, respectively, for Class 1B shares of First American Large Cap Growth Portfolio and First American Mid Cap Growth Portfolio. Fee waivers may be discontinued at any time.

     (9) The Fund's actual Other Expenses and Total Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors. After absorption, the Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.83% and 1.73%, respectively.

     (10) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

     (11) Effective January 1, 2000, Lazard Asset Management, the Fund's investment adviser voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 2000 would have been 5.07% for the Lazard Retirement Equity Portfolio and 2.76% for the Lazard Retirement Small Cap Portfolio.

     (12) Expenses are estimated for the fiscal year ended December 31, 2001, and reflect the expense limitation in effect through December 31, 2001, under which Pioneer Investment Management, Inc. has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce the Portfolio's Class 1 expenses to 1.50% of the average daily net assets attributable to Class 1 shares. The portion of the portfolio's expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class 1 shares. Absent this arrangement, the management fee would be 1.00% and the estimated total annual operating expenses of the Portfolio's Class II shares would be 1.75%.

     (13) The amounts of the Management and 12b-1 Fees and Other Expenses are annualized expenses for the period ended December 31, 2000. Seligman Communications and Information Portfolio and Seligman Global Technology Portfolio began offering Class 2 shares charging 12b-1 fees effective May 1, 2000.

     (14) Strong Capital Management, Inc., the fund's advisor of the Strong Opportunity Fund II is currently absorbing expenses of 0.07%. Without these absorptions, the expenses would have been 1.18% for the year ended December 31, 2000. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

     (15) Strong Capital Management, Inc., the fund's advisor of the Strong Mid Cap Growth Fund II is currently absorbing expenses of 0.01%. Without these absorptions, the expenses would have been 1.16% for the year ended December 31, 2000. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

     (16) Operating Expenses for the Worldwide Hard Assets Fund, the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund were reduced by a brokerage agreement where the Funds direct certain portfolio trades to a broker that, in return, pays a portion of the Funds' operating expenses. The Advisor agreed to assume expenses on the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund exceeding 1.30% and 1.50%, respectively, of average daily net assets except Interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2000. Without such absorption, Other Expenses were 0.16% for the Worldwide Hard Assets Fund, 0.33% for the Worldwide Emerging Markets Fund and 1.27% for the Worldwide Real Estate Fund for the year ended December 31, 2000 and Total Expenses were 1.16%, 1.33% and 2.27%, respectively.


EXAMPLES:


Example A - Assuming surrender at the end of the periods shown:

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                                                                Average Contract Size: $40,000

                                                                                   1 Year    3 Years    5 Years    10 Years
                                                                                   ------    -------    -------    --------
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                                         $112.10    $154.61    $186.25     $300.70
Equity Portfolio                                                                   $111.60    $153.11    $183.76     $295.83
Balanced Portfolio                                                                 $111.60    $153.11    $183.76     $295.83
High Yield Portfolio                                                               $112.10    $154.61    $186.25     $300.70
Fixed Income Portfolio                                                             $110.10    $148.58    $176.25     $281.08
Government Securities Portfolio                                                    $110.10    $148.58    $176.25     $281.08
Money Market Portfolio                                                             $105.10    $133.38    $150.90     $230.32

ALGER AMERICAN FUND
Alger American Growth Portfolio                                                    $108.50    $143.73    $168.20     $265.10
Alger American Leveraged Allcap Portfolio                                          $109.60    $147.07    $173.74     $276.11
Alger American MidCap Growth Portfolio                                             $109.00    $145.25    $170.72     $270.12
Alger American Small Capitalization Portfolio                                      $109.60    $147.07    $173.74     $276.11

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund                                                            $107.60    $141.00    $163.64     $256.00
VP International Fund                                                              $112.90    $157.02    $190.23     $308.45
VP Value Fund                                                                      $110.60    $150.09    $178.76     $286.02

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT Growth Fund                                                             $110.60    $150.09    $178.76     $286.02





Berger IPT Large Cap Growth Fund                                                   $109.60    $147.07    $173.74     $276.11
Berger IPT Small Company Growth Fund                                               $110.40    $149.48    $177.76     $284.04
Berger IPT New Generation Fund                                                     $112.60    $156.12    $188.74     $305.55
Berger IPT International Fund                                                      $112.60    $156.12    $188.74     $305.55

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)                    $108.40    $143.43    $167.69     $264.09

DREYFUS STOCK INDEX FUND (Initial Shares)                                          $103.20    $127.57    $141.13     $210.38

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio                                            $108.70    $144.34    $169.21     $267.11
Dreyfus VIF International Value Portfolio                                          $114.50    $161.82    $198.14     $323.76

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                                 $108.50    $143.73    $168.20     $265.10
Federated International Equity Fund II                                             $113.40    $158.52    $192.70     $313.26
Federated Utility Fund II                                                          $110.00    $148.28    $175.75     $280.08
Federated International Small Company Fund II                                      $115.60    $165.12    $203.55     $334.14

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio                                            $110.10    $148.58    $176.25     $281.08
First American Large Cap Growth Portfolio                                          $112.10    $154.61    $186.25     $300.70

INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco VIF High Yield Fund                                                        $111.30    $152.20    $182.26     $292.90
Invesco VIF Equity Income Fund                                                     $112.30    $155.22    $187.25     $302.64
Invesco VIF Financial Services Fund                                                $111.50    $152.81    $183.26     $294.85
Invesco VIF Health Sciences Fund                                                   $111.30    $152.20    $182.26     $292.90
Invesco VIF Real Estate Opportunity Fund                                           $117.90    $171.98    $214.78     $355.51
Invesco VIF Technology Fund                                                        $110.80    $150.69    $179.76     $287.99
Invesco VIF Telecommunications Fund                                                $111.20    $151.90    $181.76     $291.92

JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio                                                        $107.20    $139.78    $161.61     $251.93
Growth Portfolio                                                                   $107.30    $140.09    $162.12     $252.95
Worldwide Growth Portfolio                                                         $107.50    $140.69    $163.13     $254.99

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                                 $113.10    $157.62    $191.22     $310.37
Lazard Retirement Small Cap Portfolio                                              $113.10    $157.62    $191.22     $310.37

LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                                        $109.30    $146.16    $172.23     $273.12

MITCHELL HUTCHINS SERIES TRUST
Growth And Income Portfolio                                                        $112.00    $154.31    $185.75     $299.73

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                                    $108.20    $142.82    $166.68     $262.08





Partners Portfolio                                                                 $109.80    $147.67    $174.75     $278.10
Midcap Growth Portfolio                                                            $110.40    $149.48    $177.76     $284.04

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                                         $109.90    $147.97    $175.25     $279.09
Pioneer Equity - Income VCT Portfolio                                              $110.20    $148.88    $176.75     $282.07
Pioneer Europe VCT Portfolio                                                       $117.60    $171.09    $213.32     $352.75

RYDEX VARIABLE TRUST
OTC Fund                                                                           $115.20    $163.92    $201.58     $330.38
Nova Fund                                                                          $114.80    $162.72    $199.62     $326.60
U.S. Government Money Market Fund                                                  $112.00    $154.31    $185.75     $299.73

SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)                        $111.80    $153.71    $184.76     $297.78
Seligman Global Technology Portfolio (Class 2)                                     $116.10    $166.61    $206.00     $338.83

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                                $111.70    $153.41    $184.26     $296.81

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II                                                       $112.10    $154.61    $186.25     $300.70

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                                $112.80    $156.72    $189.73     $307.48
Worldwide Emerging Markets Fund                                                    $116.00    $166.31    $205.51     $337.89
Worldwide Hard Assets Fund                                                         $113.20    $157.92    $191.71     $311.34
Worldwide Real Estate Fund                                                         $132.90    $215.95    $285.46     $483.55

Annual maintenance charges have been approximated as a 16.0 basis point annual asset charge.


Example B - Assuming the contract stays in force through the periods shown:

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:



                                                                                   1 Year    3 Years    5 Years    10 Years
                                                                                   ------    -------    -------    --------
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                                          $27.10     $83.18    $141.85     $300.70
Equity Portfolio                                                                    $26.60     $81.68    $139.37     $295.83
Balanced Portfolio                                                                  $26.60     $81.68    $139.37     $295.83
High Yield Portfolio                                                                $27.10     $83.18    $141.85     $300.70
Fixed Income Portfolio                                                              $25.10     $77.19    $131.91     $281.08





Government Securities Portfolio                                                     $25.10     $77.19    $131.91     $281.08
Money Market Portfolio                                                              $27.10     $83.18    $141.85     $300.70

ALGER AMERICAN FUND
Alger American Growth Portfolio                                                     $24.60     $75.69    $129.41     $276.11
Alger American Leveraged Allcap Portfolio                                           $24.60     $75.69    $129.41     $276.11
Alger American MidCap Growth Portfolio                                              $24.00     $73.89    $126.40     $270.12
Alger American Small Capitalization Portfolio                                       $24.60     $75.69    $129.41     $276.11

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund                                                             $22.60     $69.67    $119.36     $256.00
VP International Fund                                                               $27.90     $85.56    $145.80     $308.45
VP Value Fund                                                                       $25.60     $78.69    $134.40     $286.02

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT Growth Fund                                                              $25.60     $78.69    $134.40     $286.02
Berger IPT Large Cap Growth Fund                                                    $24.60     $75.69    $129.41     $276.11
Berger IPT Small Company Growth Fund                                                $25.40     $78.09    $133.40     $284.04
Berger IPT New Generation Fund                                                      $27.60     $84.67    $144.32     $305.55
Berger IPT International Fund                                                       $27.60     $84.67    $144.32     $305.55

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)                     $23.40     $72.08    $123.39     $264.09

DREYFUS STOCK INDEX FUND (Initial Shares)                                           $18.20     $56.35     $96.97     $210.38

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio                                             $23.70     $72.99    $124.90     $267.11
Dreyfus VIF International Value Portfolio                                           $29.50     $90.33    $153.67     $323.76

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                                  $23.50     $72.38    $123.89     $265.10
Federated International Equity Fund II                                              $28.40     $87.05    $148.27     $313.26
Federated Utility Fund II                                                           $25.00     $76.89    $131.41     $280.08
Federated International Small Company Fund II                                       $30.60     $93.59    $159.05     $334.14

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio                                             $25.10     $77.19    $131.91     $281.08
First American Large Cap Growth Portfolio                                           $27.10     $83.18    $141.85     $300.70

INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco VIF High Yield Fund                                                         $26.30     $80.78    $137.88     $292.90
Invesco VIF Equity Income Fund                                                      $27.30     $83.77    $142.84     $302.64
Invesco VIF Financial Services Fund                                                 $26.50     $81.38    $138.88     $294.85
Invesco VIF Health Sciences Fund                                                    $26.30     $80.78    $137.88     $292.90
Invesco VIF Real Estate Opportunity Fund                                            $32.90    $100.40    $170.22     $355.51
Invesco VIF Technology Fund                                                         $25.80     $79.29    $135.40     $287.99
Invesco VIF Telecommunications Fund                                                 $26.20     $80.49    $137.39     $291.92

JANUS ASPEN SERIES (Institutional Shares)





Aggressive Growth Portfolio                                                         $22.20     $68.47    $117.35     $251.93
Growth Portfolio                                                                    $22.30     $68.77    $117.85     $252.95
Worldwide Growth Portfolio                                                          $22.50     $69.37    $118.86     $254.99

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                                  $28.10     $86.16    $146.79     $310.37
Lazard Retirement Small Cap Portfolio                                               $22.30     $68.77    $117.85     $252.95

LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                                         $22.30     $68.77    $117.85     $252.95

MITCHELL HUTCHINS SERIES TRUST
Growth And Income Portfolio                                                         $27.00     $82.88    $141.35     $299.73

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                                     $23.20     $71.48    $122.39     $262.08
Partners Portfolio                                                                  $24.80     $76.29    $130.41     $278.10
Midcap Growth Portfolio                                                             $25.40     $78.09    $133.40     $284.04

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                                          $24.90     $76.59    $130.91     $279.09
Pioneer Equity - Income VCT Portfolio                                               $25.20     $77.49    $132.41     $282.07
Pioneer Europe VCT Portfolio                                                        $32.60     $99.51    $168.77     $352.75

RYDEX VARIABLE TRUST
OTC Fund                                                                            $30.20     $92.41    $157.10     $330.38
Nova Fund                                                                           $29.80     $91.22    $155.14     $326.60
U.S. Government Money Market Fund                                                   $27.00     $82.88    $141.35     $299.73

SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)                         $26.80     $82.28    $140.36     $297.78
Seligman Global Technology Portfolio (Class 2)                                      $31.10     $95.07    $161.49     $338.83

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                                 $26.70     $81.98    $139.87     $296.81

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II                                                        $27.10     $83.18    $141.85     $300.70

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                                 $27.80     $85.27    $145.31     $307.48
Worldwide Emerging Markets Fund                                                     $31.00     $94.78    $161.00     $337.89
Worldwide Hard Assets Fund                                                          $28.20     $86.46    $147.28     $311.34
Worldwide Real Estate Fund                                                          $47.90    $144.00    $240.51     $483.55

Annual maintenance charges have been approximated as a 16.0 basis point annual asset charge.

Example C - Assuming annuitization at the end of the periods shown:


You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                                                                   1 Year    3 Years    5 Years    10 Years
                                                                                   ------    -------    -------    --------
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio                                                         $112.10    $154.61    $141.85     $300.70
Equity Portfolio                                                                   $111.60    $153.11    $139.37     $295.83
Balanced Portfolio                                                                 $111.60    $153.11    $139.37     $295.83
High Yield Portfolio                                                               $112.10    $154.61    $141.85     $300.70
Fixed Income Portfolio                                                             $110.10    $148.58    $131.91     $281.08
Government Securities Portfolio                                                    $110.10    $148.58    $131.91     $281.08
Money Market Portfolio                                                             $108.50    $143.73    $123.89     $265.10

ALGER AMERICAN FUND
Alger American Growth Portfolio                                                    $108.50    $143.73    $123.89     $265.10
Alger American Leveraged Allcap Portfolio                                          $109.60    $147.07    $129.41     $276.11
Alger American MidCap Growth Portfolio                                             $109.00    $145.25    $126.40     $270.12
Alger American Small Capitalization Portfolio                                      $109.60    $147.07    $129.41     $276.11

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund                                                            $107.60    $141.00    $119.36     $256.00
VP International Fund                                                              $112.90    $157.02    $145.80     $308.45
VP Value Fund                                                                      $110.60    $150.09    $134.40     $286.02

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT Growth Fund                                                             $110.60    $150.09    $134.40     $286.02
Berger IPT Large Cap Growth Fund                                                   $109.60    $147.07    $129.41     $276.11
Berger IPT Small Company Growth Fund                                               $110.40    $149.48    $133.40     $284.04
Berger IPT New Generation Fund                                                     $112.60    $156.12    $144.32     $305.55
Berger IPT International Fund                                                      $112.60    $156.12    $144.32     $305.55

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)                    $108.40    $143.43    $123.39     $264.09

DREYFUS STOCK INDEX FUND (Initial Shares)                                          $103.20    $127.57     $96.97     $210.38

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)
Dreyfus VIF Disciplined Stock Portfolio                                            $108.70    $144.34    $124.90     $267.11
Dreyfus VIF International Value Portfolio                                          $114.50    $161.82    $153.67     $323.76

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                                                 $108.50    $143.73    $123.89     $265.10
Federated International Equity Fund II                                             $113.40    $158.52    $148.27     $313.26
Federated Utility Fund II                                                          $110.00    $148.28    $131.41     $280.08
Federated International Small Company Fund II                                      $115.60    $165.12    $159.05     $334.14






FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio                                            $110.10    $148.58    $131.91     $281.08
First American Large Cap Growth Portfolio                                          $112.10    $154.61    $141.85     $300.70

INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco VIF High Yield Fund                                                        $111.30    $152.20    $137.88     $292.90
Invesco VIF Equity Income Fund                                                     $112.30    $155.22    $142.84     $302.64
Invesco VIF Financial Services Fund                                                $111.50    $152.81    $138.88     $294.85
Invesco VIF Health Sciences Fund                                                   $111.30    $152.20    $137.88     $292.90
Invesco VIF Real Estate Opportunity Fund                                           $117.90    $171.98    $170.22     $355.51
Invesco VIF Technology Fund                                                        $110.80    $150.69    $135.40     $287.99
Invesco VIF Telecommunications Fund                                                $111.20    $151.90    $137.39     $291.92

JANUS ASPEN SERIES (Institutional Shares)
Aggressive Growth Portfolio                                                        $107.20    $139.78    $117.35     $251.93
Growth Portfolio                                                                   $107.30    $140.09    $117.85     $252.95
Worldwide Growth Portfolio                                                         $107.50    $140.69    $118.86     $254.99

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                                 $113.10    $157.62    $146.79     $310.37
Lazard Retirement Small Cap Portfolio                                              $109.30    $146.16    $127.91     $273.12

LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio                                                        $109.30    $146.16    $127.91     $273.12

MITCHELL HUTCHINS SERIES TRUST
Growth And Income Portfolio                                                        $112.00    $154.31    $141.35     $299.73

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                                    $108.20    $142.82    $122.39     $262.08
Partners Portfolio                                                                 $109.80    $147.67    $130.41     $278.10
Midcap Growth Portfolio                                                            $110.40    $149.48    $133.40     $284.04

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio                                                         $109.90    $147.97    $130.91     $279.09
Pioneer Equity - Income VCT Portfolio                                              $110.20    $148.88    $132.41     $282.07
Pioneer Europe VCT Portfolio                                                       $117.60    $171.09    $168.77     $352.75

RYDEX VARIABLE TRUST
OTC Fund                                                                           $115.20    $163.92    $157.10     $330.38
Nova Fund                                                                          $114.80    $162.72    $155.14     $326.60
U.S. Government Money Market Fund                                                  $112.00    $154.31    $141.35     $299.73

SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)                        $111.80    $153.71    $140.36     $297.78
Seligman Global Technology Portfolio (Class 2)                                     $116.10    $166.61    $161.49     $338.83

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                                                $111.70    $153.41    $139.87     $296.81





STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II                                                       $112.10    $154.61    $141.85     $300.70

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                                $112.80    $156.72    $145.31     $307.48
Worldwide Emerging Markets Fund                                                    $116.00    $166.31    $161.00     $337.89
Worldwide Hard Assets Fund                                                         $113.20    $157.92    $147.28     $311.34
Worldwide Real Estate Fund                                                         $132.90    $215.95    $240.51     $483.55

Annual maintenance charges have been approximated as a 16.0 basis point annual asset charge.

   o Please remember that the examples above should not be considered a representation of past or future expenses. Actual expenses may be greater than or less than those shown. Similarly, the 5% annual rate of return is not an estimate or a guarantee of future investment performance.

   o This Contract is designed for retirement planning. Surrenders prior to the Maturity Date are not consistent with the long-term purposes of the Contract and the applicable tax laws.

   o The above table reflects estimates of expenses of the Variable Account and the Funds. The table and examples assume the highest deductions possible under a Contract, whether or not such deductions actually would be made under such a Contract.

   o Annual maintenance charges have been approximated as a .16% annual asset charge.

THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN APPENDIX A.

CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS

CONSECO VARIABLE

     Conseco Variable Insurance Company ("Conseco Variable" or the "Company") was originally organized in 1937. Prior to October 7, 1998, the Company was known as Great American Reserve Insurance Company. In certain states, we may continue to use the name Great American Reserve Insurance Company until our name change is approved in that state. The Company is principally engaged in the life insurance business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly-owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly held financial services holding company and one of middle America's leading sources for insurance, investment and lending products. Through its subsidiaries, Conseco, Inc. is one of the nation's leading providers of supplemental health insurance, retirement annuities and universal life insurance.

CONTRACT OWNER INQUIRIES

     You should direct any inquiries you have regarding your Individual Account, the Contracts, or any related matter to the Company's Variable Annuity Department at the address and telephone number shown under "Administrative Office" on page 1 of this prospectus.

FINANCIAL STATEMENTS

     The financial statements of Conseco Variable and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Conseco Variable only as bearing upon the ability of Conseco Variable to meet its obligations under the Contracts. Neither the assets of Conseco Variable nor those of any company in the Conseco group of companies other than Conseco Variable support these obligations.

THE VARIABLE ACCOUNT

     Conseco Variable has established Conseco Variable Annuity Account E (the Variable Account) to hold the assets that underlie the Contracts. Prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Conseco Variable adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

     The assets of the Variable Account are held in Conseco Variable's name on behalf of the Variable Account and legally belong to Conseco Variable. However, those assets that underlie the Contracts, are not available to be used to pay liabilities arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Conseco Variable may issue.

     The Variable Account is divided into sub-accounts. Each sub-account invests in shares of one of the Funds. We reserve the right to add other sub- accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account established by us or by one of our affiliates. If the shares of any Fund should become unavailable for investment by the Variable Account or if in our judgment further investment in a portfolio should become inappropriate in view of the purpose of the Contract, we may add or substitute shares of another Fund. We will not eliminate any existing sub-accounts or combine sub-accounts or substitute Funds without any required prior approval of the SEC.

INVESTMENT OPTIONS

   The Contract currently offers 59 Variable Account Investment Options which invest in the Funds listed below. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.


     YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL BE SENT TO YOU WITH YOUR CONTRACT. IF YOU WOULD LIKE A COPY OF THE FUND PROSPECTUSES, CALL CONSECO VARIABLE AT: (800) 342-6307. SEE APPENDIX B WHICH CONTAINS A SUMMARY OF INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH PORTFOLIO. CERTAIN PORTFOLIOS CONTAINED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT.

   The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Funds have the same investment advisers.

    A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

CONSECO SERIES TRUST

     Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Series Trust is managed by Conseco Capital Management, Inc., an affiliate of Conseco Variable. The following portfolios are available under the Contract:

     Conseco 20 Focus Portfolio
     Equity Portfolio
     Balanced Portfolio
     High Yield Portfolio
     Fixed Income Portfolio
     Government Securities Portfolio
     Money Market Portfolio

THE ALGER AMERICAN FUND

     The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the Fund's investment adviser. The following portfolios are available under the Contract:

     Alger American Growth Portfolio
     Alger American Leveraged AllCap Portfolio
     Alger American MidCap Growth Portfolio
     Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following portfolios are available under the Contract:

     VP Income & Growth Fund
     VP International Fund
     VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC is the investment adviser to all of the portfolios. The following companies provide investment management and administrative services to the Funds. The advisory fees paid to them for the most recent fiscal year are shown in the following table as a percentage of each Fund's average daily net assets. Berger LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment advisor, Berger LLC is responsible for managing the investment operations of the Funds. Berger LLC also provides administrative services to the Funds.
Bank of Ireland Asset Management (U.S.) Limited (BIAM) serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub- advisor, BIAM provides day-to-day management of the investment operations of the Berger IPT--International Fund. The following portfolios are available under the contract:

     Berger IPT--Growth Fund
      (formerly, Berger IPT--100 Fund)
     Berger IPT--Large Cap Growth Fund
      (formerly, Berger IPT--Growth and Income Fund)
     Berger IPT--Small Company Growth Fund
     Berger IPT--New Generation Fund
     Berger IPT--International Fund


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)


     The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and to provide day-to-day management of the Fund's investments.

DREYFUS STOCK INDEX FUND (Initial Shares)


     The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and to provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)


     The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the Contract:

     Dreyfus VIF--Disciplined Stock Portfolio
     Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES

     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the investment adviser of the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser of the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the Contract:

     Federated High Income Bond Fund II
     Federated International Equity Fund II
     Federated Utility Fund II
     Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS

     First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

     First American Large Cap Growth Portfolio
     First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

     INVESCO VIF--High Yield Fund
     INVESCO VIF--Equity Income Fund
     INVESCO VIF--Financial Services Fund

     INVESCO VIF--Health Sciences Fund
     INVESCO VIF--Real Estate Opportunity Fund
     INVESCO VIF--Technology Fund
     INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES

     The Janus Aspen Series is a mutual fund with multiple portfolios which are advised by Janus Capital Corporation. The following portfolios are available under the contract:

     Aggressive Growth Portfolio
     Growth Portfolio
     Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, a New York limited liability company, is the investment manager for each portfolio. The following portfolios are available under the contract:

     Lazard Retirement Equity Portfolio
     Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios managed by Lord, Abbett & Co. The following portfolio is available under the contract:

     Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)

     Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Brinson Advisors, Inc. ("Brinson Advisors," fomerly known as Mitchell Hutchins Asset Management Inc.) serves as manager and administrator to the portfolio. Brinson Advisors has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the portfolio's investments. The following portfolio is available under the contract:

     Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. Neuberger Berman Management Inc. serves as investment adviser. The following portfolios are available under the contract:

     Limited Maturity Bond Portfolio
     Partners Portfolio
     Midcap Growth Portfolio

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES

     Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

     Pioneer Fund VCT Portfolio
     Pioneer Equity-Income VCT Portfolio
     Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST

     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

     OTC Fund
     Nova Fund
     U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

     Seligman Communications and Information Portfolio (Class 2)
     Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II is a mutual fund and Strong Capital Management, Inc. serves as the investment advisor. The following portfolio is available under the contract:

     Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment advisor. The following series is available under the contract:

     Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following portfolios are available under the Contract:

     Worldwide Bond Fund
     Worldwide Emerging Markets Fund
     Worldwide Hard Assets Fund
     Worldwide Real Estate Fund

     Shares of the Funds are also offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain Funds are also sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

     Conseco Variable may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Funds.

VOTING RIGHTS

     Conseco Variable is the legal owner of the Fund shares. However, Conseco Variable believes that when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right without obtaining instructions from you. We have provided a further discussion of voting rights in the Statement of Additional Information.

FIXED ACCOUNT

     The Fixed Account is not registered with the SEC because of certain exemptive and exclusionary provisions. Conseco Variable has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Purchase Payments and transfers to the Fixed Account become part of the general account of Conseco Variable. You can transfer Contract Values between the Fixed and Variable Accounts, but the transfers are subject to the following:

1. You may transfer Contract Values between the Variable Account and the Fixed Account once in any 30 day period;

2. Transfers from the Fixed Account to the Variable Account may not exceed 20% of the Fixed Account value in any six-month period;

3. You may not make transfers from the Fixed Account once Annuity Payments begin.


   The Administrative Charge and the Mortality and Expense Risk Charge do not apply to values allocated to the Fixed Account.

   If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

THE CONTRACTS


     The Contract, like all deferred annuity contracts, has two phases: the accumulation period and the annuity period. When you are making Purchase Payments to the Contract, it is called the accumulation period>. During the accumulation period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. On the Maturity Date, you will begin receiving Annuity Payments from your Contract. When you are receiving Annuity Payments from the Contract, it is called the annuity period.


ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

     You can make Purchase Payments to Conseco Variable at its Administrative Office. You can make Purchase Payments at any time before the Maturity Date. Conseco Variable reserves the right to refuse any Purchase Payment. The Purchase Payment requirements are as follows:

   o For TSAs, the minimum initial and subsequent Purchase Payment is $50 per month.

   o For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional payment is $50.

   o For non-qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum payment is $2,000 (or $200 per month).

   o If your Purchase Payment exceeds $2,000,000, the Purchase Payment will only be accepted with our prior approval.


   Conseco Variable must approve each application. When Conseco Variable accepts your application, it will issue you a Contract and allocate your purchase payment as described below.

   We may, at our option and with prior notice, cancel certain Contracts in which no Purchase Payments have been made, or if the Contract Value is less than $500. When the Contract is canceled, we will pay you the Contract Value determined as of the Valuation Period during which the Contract was canceled, less any outstanding loans, any Withdrawal Charge, and the $30 Annual Administrative Fee. If your Contract is canceled, there may be adverse tax consequences (see "Federal Tax Status").

ALLOCATION OF PURCHASE PAYMENTS

   You may elect to have Purchase Payments accumulate:

      (a) on a fully variable basis, which means they are invested in the sub-accounts of the Variable Account (Variable Account Investment Options);

      (b) on a fully fixed basis, which means they are invested in our general account and receive a periodically adjusted interest rate guaranteed by Conseco Variable (Fixed Account); or

      (c)  a combination of both.


     Currently, you can allocate Purchase Payments to up to 15 Investment Options at any one time, including the Fixed Account.


     You may request to change your allocation of future Purchase Payments 30 days after either we establish your Individual Account, or 30 days after you have made a prior change in allocation.

     Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

ACCUMULATION UNITS

     We credit Purchase Payments that you allocate to the sub-accounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. We determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each sub-account separately.

ACCUMULATION UNIT VALUES

     Every day we determine the value of an Accumulation Unit for each of the sub-accounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

   1. dividing the value of a Fund share at the end of the current Valuation Period (and any charges for taxes) by the value of a Fund share for the previous Valuation Period; and

   2. subtracting the daily amount of the Mortality and Expense Risk Charge and Administrative Charges.

   The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. THERE IS NO GUARANTEE THAT THE VALUE OF YOUR INDIVIDUAL ACCOUNT WILL EQUAL OR EXCEED THE PURCHASE PAYMENTS YOU HAVE MADE.

   We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Account, the current Accumulation Unit values and the value of your Individual Account.

TRANSFERS

     Before the Maturity Date, you may make transfers from one sub-account to another sub-account and/or to the Fixed Account. The Contract allows Conseco Variable to limit the number of transfers that can be made in a specified time period. You should be aware that transfer limitations may prevent you from making a transfer on the date you desire, with the result that your future Contract Value may be lower than it would have been had the transfer been made on the desired date.

     Conseco Variable's interest in applying these limitations is to protect the interests of both Contract Owners who are not engaging in significant transfer activity and Contract Owners who are engaging in such activity. Conseco Variable has determined that the actions of Contract Owners engaging in significant transfer activity among sub-accounts may cause an adverse effect on the performance of the underlying Fund for the sub-account involved. The movement of sub-account values from one sub-account to another may prevent an underlying Fund from taking advantage of investment opportunities because it must maintain a liquid position in order to handle withdrawals. Such movement may also cause a substantial increase in Fund transaction costs which must be indirectly borne by Contract Owners.

HOW YOU CAN MAKE TRANSFERS

     Conseco Variable is not charging a transfer fee. However, we limit transfers to one every 30 days and to a maximum of 20% of the Fixed Account value per any six-month period from the Fixed Account. All transfers requested for a Contract on the same day will be treated as a single transfer in that period.

     You can make transfers by written authorization. Written transfer requests may be made by a person acting for or on your behalf as an attorney-in-fact under a power-of-attorney if permitted by state law. By authorizing Conseco Variable to accept telephone and/or internet transfer instructions, you agree to accept and be bound by the conditions and procedures established by Conseco Variable from time to time. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. Personalized data will also be required for internet transfers. Additionally, as with other transactions, you will receive a written confirmation of your transfer. Transfers over the internet may not be available (check with your registered representative). If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. If reasonable procedures are employed, neither Conseco Variable nor Conseco Equity Sales, Inc. will be liable for following instructions which it reasonably believes to be genuine.

     Transfer requests received by Conseco Variable before the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

DOLLAR COST AVERAGING

     Conseco Variable offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from the Fixed Account or Money Market sub-account to another Investment Option on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Options regardless of fluctuating price levels of the Investment Options. You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING

     Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers prior to the Maturity Date among the sub-accounts pursuant to your written instructions or over the internet (if available). The rebalancing program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures.

     The transfers under this program are made to maintain a particular percentage allocation among the sub-accounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. Your contract value must be at least $5,000 to have transfers made pursuant to this program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of sub-accounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Conseco Variable reserves the right to terminate, modify or suspend the rebalancing program at any time. The transfers under this program do not count toward the number of transfers you can make in a year.


ASSET ALLOCATION PROGRAM

     Conseco Variable understands the importance to you of having advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract before the Maturity Date.

     Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

SWEEPS

     Sweeps is a program which provides for the automatic transfer of the earnings from the Fixed Account into the sub-accounts on a periodic and systematic basis. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.

WITHDRAWALS

     Prior to the earlier of the Maturity Date or the death of the Annuitant, you may withdraw all or a portion of the Contract Value upon written request. You must complete all the necessary information and send it to Conseco Variable's Administrative Office. For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

TOTAL WITHDRAWALS

   If you make a total withdrawal, we will pay the Contract Value as of the date we receive your request at our Administrative Office, less:

   o the $30 Annual Administrative Fee,
   o any outstanding loans (plus the pro rata interest accrued), and
   o any applicable Withdrawal Charge.

   If you make a total withdrawal, we will cancel the Contract.

PARTIAL WITHDRAWALS


     If you make a partial withdrawal, we will pay the amount requested and cancel that number of Accumulation Units credited to each Investment Option and/or reduce the value of the Fixed Account of the Individual Account necessary to equal the amount you withdraw from each Investment Option plus any applicable Withdrawal Charge deducted from such Investment Option. You can make certain withdrawals free of Withdrawal Charges, see "Charges and Deductions."


     When you make a partial withdrawal, you must specify the Investment Options from which the withdrawal is to be made. You may not request an amount from an Investment Option that exceeds the value of that Investment Option less any applicable Withdrawal Charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, we will take the partial withdrawal from the Fixed Account until it is exhausted and then from the sub-accounts. If the partial withdrawal is less than the total value in the Variable Account Investment Options, the withdrawal will be taken pro rata from all the Variable Account Investment Options. Any partial withdrawal must be at least $250 or, if less, the entire balance in the Investment Option. If a partial withdrawal plus any applicable Withdrawal Charge would reduce the Contract Value to less than $500, we reserve the right to treat the partial withdrawal as a total withdrawal of the Contract Value.

   WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

SUSPENSION OF PAYMENTS

   We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of receipt of the request. Conseco Variable reserves the right to defer the right of withdrawal or postpone payments for any period when:

   (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   (2) trading on the New York Stock Exchange is restricted; (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

   (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

   If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

   (1) termination of employment in all public institutions of higher education as defined by applicable law,
   (2) retirement, or
   (3) death.

   Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(b) PLANS

   If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

   (1) when you reach age 59-1/2; (2) when you leave your job; (3) when you die;
   (4) if you become disabled (as that term is defined in the Code); (5) made in the case of hardship; or (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results.

   The limitations on withdrawals became effective on January 1, 1989, and apply only to:

o salary reduction contributions made after December 31, 1988;

o income attributable to such contributions; and

o income attributable to amounts held as of December 31, 1988.

   The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

SYSTEMATIC WITHDRAWAL PLAN

     Conseco Variable offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. You can instruct Conseco Variable to withdraw a level dollar amount or percentage from specified Investment Options, largest account balance or on a pro-rata basis. If you do a reallocation and do not specify investment options, all systematic withdrawals will then default to a pro-rata basis.

   SWP WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

LOANS


     Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

     The amount of any loan will be deducted from the minimum death benefit. In addition, a loan, whether to not repaid, will have a permanent effect on the Contract Value because the investment performance of the Variable Account Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.


CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGE


     Conseco Variable does not make a deduction for sales expenses when you make a Purchase Payment. However, Conseco Variable may assess a Withdrawal Charge against the Purchase Payments when you withdraw them. The amount of the Withdrawal Charge, if applicable, will affect the amount we will pay to you.


     If you make a withdrawal from the Contract before the Maturity Date, a Withdrawal Charge (a deferred sales charge) may be assessed against Purchase Payments that have been in the Contract less than six complete Contract Years. We never assess a charge for Purchase Payments that have been in the Contract for more than six complete Contract Years. The length of time from when we receive your Purchase Payment to the time you make a withdrawal will determine the Withdrawal Charge. Certain other withdrawals described below under "Free Withdrawal Amount" are not subject to a withdrawal charge.

   The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

                                          CHARGE
YEARS SINCE PAYMENT                     PERCENTAGE
--------------------------------------------------------------------------------

1...................................         9%
2...................................         9%
3...................................         8%
4 ..................................         7%
5...................................         5%
6...................................         3%
7 and thereafter....................         0%

   In addition, the following circumstances further limit or reduce Withdrawal Charges in some states:

   o if you are age 52 or younger when we issue your Contract, we will not assess a Withdrawal Charge for withdrawals you make after the 15th Contract Year and later;

   o if you are 53 to 56 when we issue your Contract, we will not assess a Withdrawal Charge for withdrawals you make after you reach age 67 and later;

   o if you are age 57 or older when we issue your Contract, the Withdrawal Charge we assess for withdrawals you make will be multiplied by a factor ranging from .9 to 0 for Contract Years 1-10 and later, respectively.


     FREE WITHDRAWAL AMOUNT: You may make a withdrawal once each Contract year without the Withdrawal Charge described above (a "free withdrawal") in an amount up to the greater of:


   (i) 10% of the Contract Value (as determined on the date we receive your request to make a withdrawal), or

   (ii) the Contract Value divided by the Annuitant's life expectancy based on the Code, or

   (iii) the amount of any Purchase Payments that have been in the Contract more than six complete Contract Years.

     If you make additional withdrawals in excess of the free withdrawal amount in any Contract Year during the period when the Withdrawal Charge applies, the withdrawals will be subject to the appropriate charge as set forth above. From time to time, we may permit you to pre-authorize partial withdrawals subject to certain limitations then in effect.

     On or after the Maturity Date, we may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

     (i) if the Annuitant dies,
    (ii) if you die, or
   (iii) if we make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life annuity option, or any option with payments for a minimum period of five years.

     If you make a complete withdrawal of the entire amount in your Individual Account with a certain dollar amount, we will deduct the Withdrawal Charge from the portion of your Individual Account you withdraw and pay the balance to you.

   EXAMPLE: You request a total withdrawal of $2,000 and the applicable Withdrawal Charge is 5%. Your Individual Account will be reduced by $2,000 and you will receive $1,880 (i.e., the $2,000 total withdrawal reduced by the 10% free withdrawal less the 5% Withdrawal Charge and $30 Annual Administrative
Fee).

     If you make a partial withdrawal in which you request to receive a specified amount, the Withdrawal Charge will be calculated on the total amount that must be withdrawn from your Individual Account in order to provide you with the amount you requested.

     EXAMPLE: You request to receive $1,000 with a free withdrawal amount of $200 and the applicable Withdrawal Charge is 5%. Your Individual Account will be reduced by $1,042.11. In order to make a withdrawal of $1,000, the amount you withdraw must be greater than the amount you request by the amount of the Withdrawal Charge. The amount you withdraw is calculated by dividing (a) the amount you requested ($1,000 less the free withdrawal amount of $200) by (b) 1.00, minus the applicable deduction rate of 5% (or .95), which produces $1,042.11 ($842.11 plus the $200 free withdrawal amount). The value of the Individual Account will be reduced by this amount.

ADMINISTRATIVE CHARGES


     Prior to the Maturity Date, we deduct an Annual Administrative Fee of $30 on each Contract anniversary from the Individual Account value. If you make a complete withdrawal of your Individual Account value prior to the Maturity Date, Conseco Variable will deduct the Annual Administrative Fee from the proceeds it pays.

We will waive the Annual Administrative Fee if your Individual Account value is $25,000 or greater.


   We deduct the Annual Administrative Fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the sub-accounts of the Variable Account.

     We make a deduction for a daily charge in an amount equal to 0.15%, on an annual basis, of the value of each sub-account of the Variable Account. This charge reimburses Conseco Variable for administrative expenses. We will not deduct this charge from any amount you have allocated to the Fixed Account. The charge will be deducted pro-rata from the Contract Value of each sub-account of the Variable Account.

     Conseco Variable has set this administrative fee at a level that will recover no more than the actual costs it incurs which are associated with administering the Contracts. Conseco Variable does not expect to recover any amount in excess of its accumulated administrative expenses from such fees. Even though administrative expenses may increase, Conseco Variable will not increase the amount of the administrative fees.

MORTALITY AND EXPENSE RISK CHARGE

     Conseco Variable assumes two risks under the Contract: the mortality risk and the expense risk. Conseco Variable makes daily deductions from the sub-accounts of the Variable Account equal, on an annual basis, to 1.25% of the value of your assets of the Variable Account for the mortality and expense risks it assumes.

     The mortality risk is Conseco Variable's promise to continue making annuity payments, determined in accordance with the annuity tables and other provisions contained in the Contract, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This promise assures that neither the longevity of an Annuitant nor an improvement in life expectancy generally will have any adverse effect on the monthly Annuity Payments, and that Annuitants will not outlive the amounts accumulated to provide such payment.

     Conseco Variable also assumes the risk that the Withdrawal Charges and the administrative fees may be insufficient to cover actual sales and administrative expenses. If so, the shortfall will be made up from Conseco Variable's general assets, which may include profits from other sub-account deductions. Conversely, if the sales deductions and administrative fees exceed the actual sales and administrative expenses, Conseco Variable may realize a gain. We do not assess the Mortality and Expense Risk Charge against the Fixed Account.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

     In some cases, Conseco Variable may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average Purchase Payment and the use of group enrollment procedures. Then, Conseco Variable may be able to reduce or eliminate the Contract charges for administrative charges and Withdrawal Charges.

PREMIUM TAXES

     We may make a deduction for any premium taxes due from Purchase Payments, other values on the Maturity Date, or at such other time as we determine. The current range of premium taxes in jurisdictions where we make the Contracts available is 0%-3.5%.

FUND EXPENSES

     There are deductions from and expenses paid out of the assets of the Funds, which are described in the Fund prospectuses.

OTHER CHARGES

     Currently, Conseco Variable does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Conseco Variable may charge each sub-account of the Variable Account for its portion of any income tax charged to the sub-account or its assets. Under present laws, Conseco Variable may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Conseco Variable may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its sub-accounts could have an adverse effect on the investment performance of the sub-accounts.

DEATH BENEFIT BEFORE MATURITY DATE

     If a Contract Owner, Co-Owner or the Annuitant dies prior to the Maturity Date, Conseco Variable will pay the minimum death benefit to the beneficiary. Conseco Variable will pay the minimum death benefit either as a lump sum or under an annuity option as explained below.

     Generally, the distribution of the minimum death benefit must be made within five years after the Contract Owner's or Co-Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Contract Owner in lieu of receiving the distribution. In such a case, the distribution rules which apply when a Contract Owner dies will apply when that spouse, as the Contract Owner, dies.

   In the case of a Contract involving more than one Contract Owner, the death of any Contract Owner shall cause this section to apply and if the Contract is owned by a non-individual the death of the Annuitant shall be treated as the death of the Contract Owner. Additional requirements may apply to qualified Contracts.

   If a Contract Owner, Joint Owner, or the Annuitant dies prior to age 81 during the first seven Contract Years, the minimum death benefit will be equal to the greater of:

(a) the Contract Value on the date Conseco Variable receives at its Administrative Office due proof of death, or

(b) the sum of all Purchase Payments made, less any partial withdrawals.

   During any subsequent seven-Contract-Year period, the minimum death benefit will be the greater of:

 (a) the Contract Value on the date Conseco Variable receives due proof of death at its Administrative Office; or

 (b) the Contract Value on the last day of the previous seven-Contract-Year period plus any Purchase Payments made and less any subsequent partial withdrawals; or


(c) the sum of all Purchase Payments paid, less any partial withdrawals.


The minimum death benefit will be reduced by any outstanding loans.

If the Annuitant or Contract Owner dies after reaching the age of 81, the death benefit will be the Contract Value on the date Conseco Variable receives due proof of death at its Administrative Office. Death benefits generally will be paid within seven days of the date Conseco Variable receives due proof of death at its Administrative Office, subject to postponement under the same circumstances that payment or withdrawals may be postponed (see "Withdrawals").


     OPTIONS WHEN YOU TERMINATE YOUR PARTICIPATION IN THE PLAN (FOR GROUP CONTRACTS ONLY)

   If you terminate your participation in a Plan before the Maturity Date, you will have the following options:

   (a) leave the Individual Account in force under the Contract, and the sub-account will continue to participate in the investment results of the Investment Option(s) you select. On the Maturity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the options described below. This option will automatically apply, unless you file a written election of another option.

   (b) apply the Individual Account to provide Annuity Payments which begin immediately.

   (c) convert the Individual Account to an individual variable annuity contract of the type we are then offering.

   (d) terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

THE ANNUITY PERIOD SETTLEMENT PROVISIONS


     You select a Maturity Date and an annuity option. You may select the Maturity Date at any time, subject to state requirements.

     The annuity option may be on a fixed basis (which means that payments come from the Fixed Account) or a variable basis (which means that payments come from the sub-accounts of the Variable Account), or a combination of both. If you do not select an Annuity Option, we will make payments under a lifetime annuity with 120 monthly payments guaranteed. Payments will be made based on the allocations to the Fixed Account and Variable Account on the Maturity Date.

     You may elect to change the annuity option or basis of payment (fixed or variable) with written notice to Conseco Variable at least 30 days before the Maturity Date. Once Annuity Payments begin, you may not make any changes (except you may make transfers under certain circumstances).

     You cannot elect an annuity option which would result in the first monthly Annuity Payment of less than $50 if payments are to be on a fully fixed basis or variable basis, or less than $50 on each basis if a combination of fixed and variable Annuity Payments are elected. If, at any time, Annuity Payments are or become less than $50 per month, Conseco Variable reserves the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $50 each (except that we will make payments at least annually).

     Prior to the Maturity Date, you may terminate your Individual Account and receive its value in a lump sum. Once Annuity Payments begin, you and the Annuitant cannot terminate the annuity benefit and receive a lump sum settlement instead.

ANNUITY OPTIONS

   You may select one of the following annuity options:


     FIRST OPTION - LIFETIME ONLY ANNUITY. Under this option, we will make monthly payments during the lifetime of the payee. The payments will cease with the last monthly payment due prior to the death of the payee. Of the first two options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the payee died prior to the due date of the second Annuity Payment.



     SECOND OPTION - LIFETIME ANNUITY WITH GUARANTEED PERIOD. Under this option, we will make monthly payments during the lifetime of the payee with the guarantee that if, at the death of the payee, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. If no beneficiary is designated, Conseco Variable will, in accordance with the Contract provisions, pay the payee's estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed annuity payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.


     THIRD OPTION-INSTALLMENT REFUND LIFE ANNUITY. Under this option, we will make monthly payments for the installment refund period. This is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee.


     FOURTH OPTION - FIXED PERIOD ANNUITY. Under this option, we will make monthly payments for the number of years selected. The period may be from 3 through 20. If you elect to receive payments under this option on a variable basis, payments will vary monthly in accordance with the net performance of the sub-accounts of the Variable Account. If the payee dies before we have made the specified number of monthly payments, the present value of the remaining payments will be paid to the designated beneficiary in a lump sum payment.


   To the extent that you select this option on a variable basis, at any time during the payment period you may elect that the remaining value:

   (1) be paid in one sum, or
   (2) be applied to effect a lifetime annuity under one of the first two options described above, as long as the distribution will be made at least as rapidly as during the life of the payee.

   Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Maturity Date. Accordingly, we will continue to make deductions for these risks from the Individual Account values.


     FIFTH OPTION - ANNUITY OF A FIXED AMOUNT ANNUITY. Under this option, we will make payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until the Individual Account value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the value is exhausted, we will pay the remaining value to the beneficiary in a lump sum payment. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the payee's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.


     If you elect the this Option on a variable basis, at any time during the payment period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, we will continue to make deductions for these risks from the Individual Account values.

     PROCEEDS APPLIED TO AN ANNUITY OPTION. You may apply all or part of the Contract Value to an annuity option. The proceeds that will be applied to the annuity option will be as follows:

   (a) the Contract Value less any outstanding loans, if the annuity option elected begins at least four years after the effective date of your Contract and is paid under any life annuity option, or any option with payments for a minimum period of five years, with no rights of early withdrawal; or

   (b) the death benefit if proceeds are payable under death of Annuitant or an Owner (as applicable); or

   (c) the Contract Value less any outstanding loans, Withdrawal Charge and any administrative fee.

   The SAI contains a further discussion of Annuity Provisions, including how annuity unit values are calculated.

TRANSFERS AFTER MATURITY DATE

    On or after the Maturity Date, you may not make transfers from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option.

   Conseco Variable reserves the right to modify, terminate or defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds. Conseco Variable also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH ON OR AFTER MATURITY DATE

     If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant or an Owner dies on or after the Maturity Date, Conseco Variable will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Conseco Variable will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

OTHER CONTRACT PROVISIONS


     TEN-DAY RIGHT TO REVIEW. The Contract provides a "10-day free look" (in some states, the period may be longer). This allows you to revoke the Contract by returning it to either a Conseco Variable representative or to Conseco Variable's Administrative Office within 10 days (or the period required in your state) of delivery of the Contract. Conseco Variable deems this period as ending 15 days after it mails a Contract from its Administrative Office. If you return the Contract under the terms of the free look provision, Conseco Variable will refund the Purchase Payments you have made (or Contract Value if required by state law).

     OWNERSHIP. You, as the Contract Owner, are the person entitled to exercise all rights under the Contract. Co-Owners may be named in non-qualified Contracts. Prior to the Maturity Date, the Contract Owner is the person designated in the application or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner and after the death of the Annuitant, the beneficiary is the Contract Owner.

     The Contract is either a group contract or an individual contract, depending on the state where we issued it. The individual contract is issued directly to the Contract Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. You are a participant in the group and will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract refers to your certificate.

CHANGE OF OWNERSHIP NON-QUALIFIED CONTRACTS:

     In the case of non-qualified Contracts, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Maturity Date, subject to the rights of any irrevocable beneficiary.

     ASSIGNING A CONTRACT, OR CHANGING THE OWNERSHIP OF A CONTRACT MAY BE A TAXABLE EVENT.

     Any change of ownership or assignment must be made in writing. Conseco Variable must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written. Conseco Variable assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.

QUALIFIED CONTRACTS:

     In the case of qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except by the trustee of an exempt employee's trust which is part of a retirement plan qualified under Section 401 of the Code. Except as noted, if you own a qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.

   MODIFICATION. Conseco Variable may modify the Contract with your approval unless provided otherwise by the Contract. After the Contract has been in force, Conseco Variable may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

     A group Contract will be suspended automatically on the effective date of any modification initiated by Conseco Variable if you fail to accept the modification. Effective with suspension, no new participants may enter the plan but further Purchase Payments may be made on your behalf and on the behalf of other participants then covered by the Contract.

   No modification may affect Annuitants in any manner unless deemed necessary to achieve the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

FEDERAL TAX STATUS

     NOTE: CONSECO VARIABLE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. CONSECO VARIABLE HAS INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

     Annuity Contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract--Qualified or Non-Qualified (see following sections).

     You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

     When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

     If you purchase the Contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your Contract is referred to as a non-qualified Contract.

   If you purchase the Contract under a pension plan, specially sponsored program or an individual retirement annuity, your Contract is referred to as a qualified Contract.

     A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified Contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

     If you make a withdrawal from your non- qualified Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your Purchase Payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

   (1) paid on or after you reach age 59 1/2;
   (2) paid after you die;
   (3) paid if you become totally disabled (as that term is defined in the Code);
   (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;
   (5) paid under an immediate annuity; or
   (6) which are allocable to purchase payments made prior to August 14, 1982.

     The Contract provides that upon the death of the Annuitant prior to the Maturity Date, Conseco Variable will pay the death proceeds to the beneficiary. Such payments made when the Annuitant, who is not the Contract Owner, dies do not qualify for the death of the Contract Owner exception (described in (2) above) and will be subject to the 10% distribution penalty unless the beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

WITHDRAWALS--QUALIFIED CONTRACTS

     If you make a withdrawal from your qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your Contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

     The Code also provides that any amount received under a qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. This penalty will be increased to 25% for withdrawals from simple IRA's within the first two years of your Contract. Some withdrawals will be exempt from the penalty. They include any amounts:

   (1) paid on or after you reach age 59-1/2;

   (2) paid after you die;

   (3) paid if you become totally disabled (as that term is defined in Code);

   (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the employee or joint lives or life expectancies of the employees and his or her beneficiary;

   (5) paid to you after you have attained age 55 and left your employment;

   (6) paid for certain allowable medical expenses (as defined in the Code);

   (7) paid pursuant to a qualified domestic relations order;

   (8) paid on account of an IRS levy upon the qualified contract;

   (9) paid from an IRA for medical insurance (as defined in the Code);

   (10) paid from an IRA for qualified higher education expenses; or

   (11) paid from an IRA for up to $10,000 for qualified first time homebuyer expenses (as defined in the Code).


     The exceptions in (5) and (7) above do not apply to IRAs. However, the owner may make a non-taxable transfer to an ex-spouse under a property settlement or divorce decree. The exception in (4) above applies to IRAs but without the requirement of leaving employment.


   We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS--TAX-SHELTERED ANNUITIES

   The Code limits the withdrawal of amounts attributable to purchase payments made by owners under a salary reduction agreement. Withdrawals can only be made when a Contract Owner:

   (1) attains age 59-1/2;

   (2) separates from service;
   (3) dies;
   (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code);
   (5) qualifies in case of hardship; (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

   However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings. You should consult your own tax adviser about your own circumstances.


 TAXATION OF DEATH BENEFITS

     Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

     The death benefits available for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


DIVERSIFICATION

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Conseco Variable believes that the Funds are being managed so as to comply with the requirements.

INVESTOR CONTROL

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the portfolios.

   Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.


INTERNAL APPEALS PROCEDURES

     The following internal appeals procedures apply to any controversy relating to the Contract. These procedures are available to the owner, beneficiary or assignee of the contract.

APPEALS OF FINAL DECISION

o If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;

o Your request should contain the reason for the appeal and any supporting evidence or documentation;

o Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested;

o If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information.

o If requested information is provided, we will decide your appeal within 60 days of the request based on the information provided.

DISPUTE RESOLUTION PROCEDURES

o You may attempt to resolve a dispute over a final decision through mediation and/or arbitration;

o Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;

o If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law.

         These procedures may not be available in your state.

GENERAL MATTERS

     PERFORMANCE INFORMATION. Conseco Variable may advertise performance information for the Variable Account Investment Options (sub-accounts) from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account Investment Options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and 10-year periods and, where less than 10 years, for the period subsequent to the date each sub-account first became available for investment. We may show additional total return quotations that do not reflect a Withdrawal Charge deduction. We may show performance information by means of schedules, charts or graphs. The Statement of Additional Information contains a description of the methods we use to determine yield and total return information for the sub-accounts.

     DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. (Conseco Equity Sales), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Conseco Variable, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. The registered representatives will also be licensed insurance representatives of Conseco Variable. See the Statement of Additional Information for more information.

     Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers may be paid commissions up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with marketing the Contracts. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

     LEGAL PROCEEDINGS. There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Conseco Variable nor Conseco Equity Sales is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Independent Accountants


Distribution
Voting Rights
Calculation of Yield Quotations
Calculation of Total Return Quotations
Other Performance Data
Federal Tax Status
Annuity Provisions
Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)


     If you would like a free copy of the Statement of Additional Information (FORM # 05-8600) dated May 1, 2001 for this Prospectus, please complete this form, detach, and mail to:


                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032


Gentlemen:

Please send me a free copy of the Statement of Additional Information for the Conseco Variable Annuity Account E at the following address:

       Name: _____________________________________________________________

       Mailing Address: __________________________________________________

       -------------------------------------------------------------------
                                   Sincerely,

            ---------------------------------------------------------
                                   (Signature)

                       Conseco Variable Insurance Company
--------------------------------------------------------------------------------
                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

APPENDIX A--CONDENSED FINANCIAL INFORMATION

   The table below provides per unit information about the financial history of the sub-accounts for the periods indicated.

                                      CONSECO VARIABLE INSURANCE COMPANY
                                         VARIABLE ANNUITY - ACCOUNT E
                                        CONDENSED FINANCIAL INFORMATION

                                      2000         1999        1998             1997          1996              1995        1994
-----------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND:
Growth Portfolio (c)
--------------------

Accumulation unit value
at beginning of period                $2.492      $1.889        $1.294         $1.044        $1.000             N/A            N/A

Accumulation unit value
at end of period                      $2.094      $2.492        $1.889         $1.294        $1.044             N/A            N/A

Percentage change in
accumulation unit value              -15.97%      31.89%        46.02%         24.00%         4.35%             N/A            N/A

Number of accumulation units
outstanding at end of period       7,089,444   5,480,301     2,650,328        742,233        73,227             N/A            N/A

Leveraged AllCap Portfolio (a)
------------------------------
Accumulation unit value
at beginning of period                $5.016      $2.857        $1.836         $1.555        $1.408          $1.000            N/A

Accumulation unit value
at end of period                      $3.718      $5.016        $2.857         $1.836        $1.555          $1.408            N/A

Percentage change in
accumulation unit value              -25.88%      75.59%        55.64%         18.02%        10.47%          40.79%            N/A

Number of accumulation units
outstanding at end of period       4,217,436   3,739,665     1,757,689      1,279,296       832,794         207,147            N/A

MidCap Growth Portfolio (c)
---------------------------
Accumulation unit value
at beginning of period                $1.869      $1.438        $1.119         $0.987        $1.000             N/A            N/A







Accumulation unit value
at end of period                      $2.013      $1.869        $1.438         $1.119        $0.987             N/A            N/A

Percentage change in
accumulation unit value                7.69%      30.02%        28.49%         13.41%        -1.33%             N/A            N/A

Number of accumulation units
outstanding at end of period       3,038,802   1,789,442     1,718,378        679,330        42,736             N/A            N/A

Small Capitalization
Portfolio (a)
------------------------------
Accumulation unit value
at beginning of period                $2.216      $1.567        $1.375         $1.252        $1.219          $1.000            N/A

Accumulation unit value
at end of period                      $1.591      $2.216        $1.567         $1.375        $1.252          $1.219            N/A

Percentage change in
accumulation unit value              -28.20%      41.43%        13.92%          9.84%         2.72%          21.89%            N/A

Number of accumulation units
outstanding at end of period       3,943,932   5,276,834     3,775,577      3,988,448     1,946,993         517,903            N/A

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIO, INC.:
VP Income and Growth Fund (e)
-----------------------------
Accumulation unit value
at beginning of period                $1.259      $1.082        $1.000            N/A           N/A             N/A            N/A

Accumulation unit value
at end of period                      $1.110      $1.259        $1.082            N/A           N/A             N/A            N/A

Percentage change in
accumulation unit value              -11.84%      16.38%         8.19%            N/A           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period       1,135,221     746,541       214,243            N/A           N/A             N/A            N/A

VP International Fund (d)
-------------------------
Accumulation unit value
at beginning of period                $2.071      $1.280        $1.093         $1.000           N/A             N/A            N/A

Accumulation unit value






at end of period                      $1.698      $2.071        $1.280         $1.093           N/A             N/A            N/A

Percentage change in
accumulation unit value              -17.99%      61.77%        17.11%          9.30%           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period         804,028   1,258,066     1,104,956        163,370           N/A             N/A            N/A

VP Value Fund (d)
-----------------
Accumulation unit value
at beginning of period                $1.239      $1.267        $1.226         $1.000           N/A             N/A            N/A

Accumulation unit value
at end of period                      $1.443      $1.239        $1.267         $1.226           N/A             N/A            N/A

Percentage change in
accumulation unit value               16.48%      -2.23%         3.35%         22.60%           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period       2,641,724   3,004,509     2,689,736        415,891           N/A             N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL
PRODUCTS TRUST:
Growth Fund (c)
---------------
Accumulation unit value
at beginning of period                $1.947      $1.324        $1.155         $1.029        $1.000             N/A            N/A

Accumulation unit value
at end of period                      $1.584      $1.947        $1.324         $1.155        $1.029             N/A            N/A

Percentage change in
accumulation unit value              -18.65%      47.06%        14.68%         12.18%         2.93%             N/A            N/A

Number of accumulation units
outstanding at end of period       1,888,667   1,462,281     1,458,645        627,056        69,521             N/A            N/A

Large Cap Growth Fund (c)
--------------------------
Accumulation unit value
at beginning of period                $2.630      $1.677        $1.360         $1.104        $1.000             N/A            N/A

Accumulation unit value
at end of period                      $2.315      $2.630        $1.677         $1.360        $1.104             N/A            N/A







Percentage change in
accumulation unit value              -11.99%      56.84%        23.29%         23.26%        10.36%             N/A            N/A

Number of accumulation units
outstanding at end of period       5,983,611   2,890,715     3,900,875        802,420        59,956             N/A            N/A

International Fund (d)
----------------------
Accumulation unit value
at beginning of period                $1.439      $1.111        $0.970         $1.000           N/A             N/A            N/A

Accumulation unit value
at end of period                      $1.275      $1.439        $1.111         $0.970           N/A             N/A            N/A

Percentage change in
accumulation unit value              -11.41%      29.58%        14.52%         -3.01%           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period       1,859,553   2,081,811     2,075,531      2,029,230           N/A             N/A            N/A

New Generation Fund (f)
-----------------------
Accumulation unit value
at beginning of period                $1.000         N/A           N/A            N/A           N/A             N/A            N/A

Accumulation unit value
at end of period                      $0.586         N/A           N/A            N/A           N/A             N/A            N/A

Percentage change in
accumulation unit value              -41.40%         N/A           N/A            N/A           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period         591,979         N/A           N/A            N/A           N/A             N/A            N/A

Small Company Growth Fund (c)
-----------------------------
Accumulation unit value
at beginning of period                $2.234      $1.183        $1.178         $0.985        $1.000             N/A            N/A

Accumulation unit value
at end of period                      $2.059      $2.234        $1.183         $1.178        $0.985             N/A            N/A

Percentage change in
accumulation unit value               -7.84%      88.79%         0.45%         19.64%        -1.53%             N/A            N/A

Number of accumulation units
outstanding at end of period       3,247,913   1,102,900       892,905        187,471        42,982             N/A            N/A






------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:

Balanced Fund (b)
-----------------
Accumulation unit value
at beginning of period                $2.772      $2.148        $1.973         $1.698        $1.342          $1.035         $1.000

Accumulation unit value
at end of period                      $2.932      $2.772        $2.148         $1.973        $1.698          $1.342         $1.035

Percentage change in
accumulation unit value                5.79%      29.04%         8.84%         16.21%        26.50%          29.67%          3.52%

Number of accumulation units
outstanding at end of period       7,935,456   7,850,427    10,615,723      5,740,115     2,475,992         461,876         21,037

Conseco 20 Focus Fund (f)
-------------------------
Accumulation unit value
at beginning of period                $1.000         N/A           N/A            N/A           N/A             N/A            N/A

Accumulation unit value
at end of period                      $0.842         N/A           N/A            N/A           N/A             N/A            N/A

Percentage change in
accumulation unit value              -15.80%         N/A           N/A            N/A           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period         902,873         N/A           N/A            N/A           N/A             N/A            N/A

Equity Fund - (b)
-----------------
Accumulation unit value
at beginning of period                $4.068      $2.764        $2.424         $2.071        $1.449          $1.078         $1.000

Accumulation unit value
at end of period                      $4.121      $4.068        $2.764         $2.424        $2.071          $1.449         $1.078

Percentage change in
accumulation unit value                1.29%      47.20%        14.01%         17.04%        42.96%          34.42%          7.79%

Number of accumulation units
outstanding at end of period      10,445,019  10,049,305    11,148,308      7,962,515     3,374,110       1,009,305         41,601

Fixed Income Fund - (b)
-----------------------






Accumulation unit value
at beginning of period                $1.345      $1.369        $1.308         $1.207        $1.166          $1.000         $1.000

Accumulation unit value
at end of period                      $1.457      $1.345        $1.369         $1.308        $1.207          $1.166         $1.000

Percentage change in
accumulation unit value                8.33%      -1.77%         4.70%          8.39%         3.50%          16.61%         -0.03%

Number of accumulation units
outstanding at end of period       7,762,267   5,323,180     4,326,193      4,066,812     1,540,494         350,623         12,553

Government Securities Fund (b)
------------------------------
Accumulation unit value
at beginning of period                $1.268      $1.318        $1.248         $1.169        $1.154          $0.997         $1.000

Accumulation unit value
at end of period                      $1.397      $1.268        $1.318         $1.248        $1.169          $1.154         $0.997

Percentage change in
accumulation unit value               10.20%      -3.82%         5.58%          6.76%         1.31%          15.72%         -0.26%

Number of accumulation units
outstanding at end of period       3,030,069   3,757,732     1,543,011        354,897       135,680          30,614              0

High Yield Fund (f)
-------------------
Accumulation unit value
at beginning of period                $1.000         N/A           N/A            N/A           N/A             N/A            N/A

Accumulation unit value
at end of period                      $1.022         N/A           N/A            N/A           N/A             N/A            N/A

Percentage change in
accumulation unit value                2.20%         N/A           N/A            N/A           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period         131,433         N/A           N/A            N/A           N/A             N/A            N/A

Money Market Fund (b)
---------------------
Accumulation unit value
at beginning of period                $1.219      $1.179        $1.136         $1.095        $1.056          $1.014         $1.000

Accumulation unit value
at end of period                      $1.276      $1.219        $1.179         $1.136        $1.095          $1.056         $1.014






Percentage change in
accumulation unit value                4.66%       3.43%         3.76%          3.80%         3.67%           4.14%          1.38%

Number of accumulation units
outstanding at end of period       9,861,493  12,049,203     5,969,565      3,116,005     1,144,951         641,747              0

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially
Responsible Growth
Fund, Inc. (Initial Shares) (a)
--------------
Accumulation unit value
at beginning of period                $2.910      $2.268        $1.778         $1.404        $1.175          $1.000            N/A

Accumulation unit value
at end of period                      $2.553      $2.910        $2.268         $1.778        $1.404          $1.175            N/A

Percentage change in
accumulation unit value              -12.26%      28.27%        27.58%         26.60%        19.53%          17.49%            N/A

Number of accumulation units
outstanding at end of period       3,846,716   3,333,181     2,868,834      1,195,614       221,018          21,878            N/A

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund: (Initial Shares) (a)
-----------------------------
Accumulation unit value
at beginning of period                $2.757      $2.318        $1.834         $1.393        $1.158          $1.000            N/A

Accumulation unit value
at end of period                      $2.467      $2.757        $2.318         $1.834        $1.393          $1.158            N/A

Percentage change in
accumulation unit value              -10.53%      18.93%        26.43%         31.67%        20.31%          15.76%            N/A

Number of accumulation units
outstanding at end of period      16,261,880  17,965,037    13,802,783      8,884,649     1,862,980         191,752            N/A

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE
INVESTMENT FUND: (Initial Shares)

Disciplined Stock
Portfolio (e)
-------------
Accumulation unit value
at beginning of period                $1.252      $1.072        $1.000            N/A           N/A             N/A            N/A






Accumulation unit value
at end of period                      $1.122      $1.252        $1.072            N/A           N/A             N/A            N/A

Percentage change in
accumulation unit value              -10.39%      16.80%         7.19%            N/A           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period       2,493,065     332,231       273,971            N/A           N/A             N/A            N/A

International Value
Portfolio (e)
-------------
Accumulation unit value
at beginning of period                $1.187      $0.942        $1.000            N/A           N/A             N/A            N/A

Accumulation unit value
at end of period                      $1.127      $1.187        $0.942            N/A           N/A             N/A            N/A

Percentage change in
accumulation unit value               -5.05%      26.04%        -5.83%            N/A           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period         315,003      85,252        47,625            N/A           N/A             N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:

High Income Bond Fund II (a)
----------------------------
Accumulation unit value
at beginning of period                $1.379      $1.367        $1.349         $1.202        $1.067          $1.000            N/A

Accumulation unit value
at end of period                      $1.237      $1.379        $1.367         $1.349        $1.202          $1.067            N/A

Percentage change in
accumulation unit value              -10.27%       0.88%         1.27%         12.25%        12.71%           6.66%            N/A

Number of accumulation units
outstanding at end of period       2,681,651   3,165,626     4,956,911      2,184,739       508,205          26,380            N/A

International Equity
Fund II  (a)
------------
Accumulation unit value
at beginning of period                $2.683      $1.472        $1.188         $1.095        $1.025          $1.000            N/A







Accumulation unit value
at end of period                      $2.048      $2.683        $1.472         $1.188        $1.095          $1.025            N/A

Percentage change in
accumulation unit value              -23.67%      82.32%        23.83%          8.55%         6.80%           2.51%            N/A

Number of accumulation units
outstanding at end of period       1,014,248     645,821     1,216,876        329,971        93,215          36,798            N/A

Utility Fund II (a)
-------------------
Accumulation unit value
at beginning of period                $1.737      $1.732        $1.541         $1.234        $1.122          $1.000            N/A

Accumulation unit value
at end of period                      $1.559      $1.737        $1.732         $1.541        $1.234          $1.122            N/A

Percentage change in
accumulation unit value              -10.24%       0.28%        12.37%         24.88%        10.00%          12.21%            N/A

Number of accumulation units
outstanding at end of period       1,616,778   1,632,264     1,955,544        675,836       294,882          11,711            N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE
INVESTMENT FUND:

Equity Income Portfolio  (e)
----------------------------
Accumulation unit value
at beginning of period                $1.166      $1.029        $1.000            N/A           N/A             N/A            N/A

Accumulation unit value
at end of period                      $1.205      $1.166        $1.029            N/A           N/A             N/A            N/A

Percentage change in
accumulation unit value                3.38%      13.25%         2.93%            N/A           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period         516,136     492,760       141,540            N/A           N/A             N/A            N/A

High Yield Portfolio (e)
------------------------
Accumulation unit value
at beginning of period                $1.024      $0.951        $1.000            N/A           N/A             N/A            N/A

Accumulation unit value






at end of period                      $0.891      $1.024        $0.951            N/A           N/A             N/A            N/A

Percentage change in
accumulation unit value              -12.96%       7.68%        -4.94%            N/A           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period         939,967   4,745,256       149,344            N/A           N/A             N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:

Aggressive Growth
Portfolio (a)
-------------
Accumulation unit value
at beginning of period                $4.407      $1.983        $1.498         $1.348        $1.266          $1.000            N/A

Accumulation unit value
at end of period                      $2.963      $4.407        $1.983         $1.498        $1.348          $1.266            N/A

Percentage change in
accumulation unit value              -32.77%     122.28%        32.39%         11.10%         6.44%          26.64%            N/A

Number of accumulation units
outstanding at end of period       6,916,097   3,617,753     2,503,351      1,867,131     1,041,050         122,278            N/A

Growth Portfolio (a)
--------------------
Accumulation unit value
at beginning of period                $3.135      $2.208        $1.650         $1.364        $1.167          $1.000            N/A

Accumulation unit value
at end of period                      $2.641      $3.135        $2.208         $1.650        $1.364          $1.167            N/A

Percentage change in
accumulation unit value              -15.75%      41.98%        33.77%         21.00%        16.79%          16.75%            N/A

Number of accumulation units
outstanding at end of period       9,293,632  10,090,318     5,285,448      5,160,718     1,466,042         138,532            N/A

Worldwide Growth Portfolio (a)
------------------------------
Accumulation unit value
at beginning of period                $3.827      $2.360        $1.856         $1.541        $1.211          $1.000            N/A

Accumulation unit value
at end of period                      $3.182      $3.827        $2.360         $1.856        $1.541          $1.211            N/A






Percentage change in
accumulation unit value              -16.85%      62.17%        27.13%         20.46%        27.23%          21.12%            N/A

Number of accumulation units
outstanding at end of period      13,388,371  12,380,622    11,703,338      8,234,605     2,173,781         155,653            N/A

------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:

Equity Portfolio (e)
--------------------
Accumulation unit value
at beginning of period                $1.126      $1.055        $1.000            N/A           N/A             N/A            N/A

Accumulation unit value
at end of period                      $1.109      $1.126        $1.055            N/A           N/A             N/A            N/A

Percentage change in
accumulation unit value               -1.47%       6.66%         5.53%            N/A           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period         187,657     899,537     1,126,898            N/A           N/A             N/A            N/A

Small Cap Portfolio (e)
-----------------------
Accumulation unit value
at beginning of period                $0.887      $0.855        $1.000            N/A           N/A             N/A            N/A

Accumulation unit value
at end of period                      $1.058      $0.887        $0.855            N/A           N/A             N/A            N/A

Percentage change in
accumulation unit value               19.32%       3.67%       -14.46%            N/A           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period         558,251     215,218       174,151            N/A           N/A             N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
Growth and Income
Portfolio (e)
------------------------------
Accumulation unit value
at beginning of period                $1.156      $1.005        $1.000            N/A           N/A             N/A            N/A

Accumulation unit value
at end of period                      $1.320      $1.156        $1.005            N/A           N/A             N/A            N/A






Percentage change in
accumulation unit value               14.14%      15.12%         0.46%            N/A           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period       1,061,341     793,511       312,997            N/A           N/A             N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
Growth and Income
Portfolio (e)
-------------
Accumulation unit value
at beginning of period                $1.077      $0.990        $1.000            N/A           N/A             N/A            N/A

Accumulation unit value
at end of period                      $1.013      $1.077        $0.990            N/A           N/A             N/A            N/A

Percentage change in
Accumulation unit value               -5.93%       8.80%        -1.02%            N/A           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period          97,713      71,829       197,925            N/A           N/A             N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST

Limited Maturity Bond
Portfolio (d)
------------------------------
Accumulation unit value
at beginning of period                $1.075      $1.074        $1.043         $1.000           N/A             N/A            N/A

Accumulation unit value
at end of period                      $1.132      $1.075        $1.074         $1.043           N/A             N/A            N/A

Percentage change in
accumulation unit value                5.35%       0.07%         2.94%          4.31%           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period       1,348,298   1,194,491     1,076,377         25,089           N/A             N/A            N/A

Partners Portfolio (d)
----------------------
Accumulation unit value
at beginning of period                $1.349      $1.274        $1.240         $1.000           N/A             N/A            N/A







Accumulation unit value
at end of period                      $1.340      $1.349        $1.274         $1.240           N/A             N/A            N/A

Percentage change in
accumulation unit value               -0.67%       5.88%         2.76%         23.99%           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period       3,098,142   3,981,862     6,369,007      1,000,600           N/A             N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST

Nova Portfolio (g)
------------------
Accumulation unit value
at beginning of period               $18.407         N/A           N/A            N/A           N/A             N/A            N/A

Accumulation unit value
at end of period                     $15.136         N/A           N/A            N/A           N/A             N/A            N/A

Percentage change in
accumulation unit value              -17.77%         N/A           N/A            N/A           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period          21,818         N/A           N/A            N/A           N/A             N/A            N/A

OTC Portfolio (g)
-----------------
Accumulation unit value
at beginning of period               $39.086         N/A           N/A            N/A           N/A             N/A            N/A

Accumulation unit value
at end of period                     $23.627         N/A           N/A            N/A           N/A             N/A            N/A

Percentage change in
accumulation unit value              -39.55%         N/A           N/A            N/A           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period          67,446         N/A           N/A            N/A           N/A             N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS

Communications and Information
Portfolio (Class 2) (f)
-------------
Accumulation unit value at






beginning of period                   $1.000         N/A           N/A            N/A           N/A             N/A            N/A

Accumulation unit value
at end of period                      $0.554         N/A           N/A            N/A           N/A             N/A            N/A

Percentage change in
accumulation unit value              -44.60%         N/A           N/A            N/A           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period         652,389         N/A           N/A            N/A           N/A             N/A            N/A

Global Technology
Portfolio (Class 2) (f)
-------------
Accumulation unit value
at beginning of period                $1.000         N/A           N/A            N/A           N/A             N/A            N/A

Accumulation unit value
at end of period                      $0.673         N/A           N/A            N/A           N/A             N/A            N/A

Percentage change in
accumulation unit value              -32.70%         N/A           N/A            N/A           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period         458,866         N/A           N/A            N/A           N/A             N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE
FUNDS, INC.:

Mid Cap Growth Fund II (d)
--------------------------
Accumulation unit value at
beginning of period                   $3.018      $1.612        $1.270         $1.000           N/A             N/A            N/A

Accumulation unit value
at end of period                      $2.534      $3.018        $1.612         $1.270           N/A             N/A            N/A

Percentage change in
accumulation unit value              -16.03%      87.24%        26.89%         27.01%           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period       5,610,211   1,457,235       559,106         79,815           N/A             N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND
II (d) :

Accumulation unit value
at beginning of period                $1.832      $1.377        $1.230         $1.000           N/A             N/A            N/A

Accumulation unit value
at end of period                      $1.926      $1.832        $1.377         $1.230           N/A             N/A            N/A

Percentage change in
accumulation unit value                5.14%      33.03%        11.96%         22.99%           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period       1,300,139     984,899     1,264,364        248,615           N/A             N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

THE VAN ECK WORLDWIDE
INSURANCE TRUST:

Worldwide Bond Fund (a)
-----------------------
Accumulation unit value
at beginning of period                $1.050      $1.155        $1.039         $1.029        $1.018          $1.000            N/A

Accumulation unit value
at end of period                      $1.055      $1.050        $1.155         $1.039        $1.029          $1.018            N/A

Percentage change in
accumulation unit value                0.46%      -9.10%        11.19%          0.96%         1.09%           1.82%            N/A

Number of accumulation units
outstanding at end of period         282,016   2,183,729     2,826,107      3,332,067     1,790,259         130,071            N/A

Worldwide Emerging
Markets Fund (c)
----------------
Accumulation unit value
at beginning of period                $1.270      $0.643        $0.990         $1.136        $1.000             N/A            N/A

Accumulation unit value
at end of period                      $0.728      $1.270        $0.643         $0.990        $1.136             N/A            N/A

Percentage change in
accumulation unit value              -42.67%      97.51%       -35.06%        -12.83%        13.59%             N/A            N/A

Number of accumulation units
outstanding at end of period       1,338,556   1,845,367     1,728,988      1,935,325       132,953             N/A            N/A

Worldwide Hard Assets Fund (a)






------------------------------
Accumulation unit value
at beginning of period                $0.988      $0.828        $1.216         $1.254        $1.077          $1.000            N/A

Accumulation unit value
at end of period                      $1.085      $0.988        $0.828         $1.216        $1.254          $1.077            N/A

Percentage change in
accumulation unit value                9.81%      19.32%       -31.89%         -3.05%        16.41%           7.72%            N/A

Number of accumulation units
outstanding at end of period       1,232,834   1,426,278     1,485,880      3,728,758       651,603          68,730            N/A

Worldwide Real Estate Fund (e)
------------------------------
Accumulation unit value
at beginning of period                $0.823      $0.851        $1.000            N/A           N/A             N/A            N/A

Accumulation unit value
at end of period                      $0.962      $0.823        $0.851            N/A           N/A             N/A            N/A

Percentage change in
accumulation unit value               16.94%      -3.38%       -14.86%            N/A           N/A             N/A            N/A

Number of accumulation units
outstanding at end of period          87,043      80,035        41,417            N/A           N/A             N/A            N/A


------------------------------------------------------------------------------------------------------------------------------------

(a) This unit value was $1.000 on the inception date of June 1, 1995.
(b) This unit value was $1.000 on the inception date of July 25, 1994.
(c) This unit value was $1.000 on the inception date of May 1, 1996.
(d) This unit value was $1.000 on the inception date of May 1, 1997.
(e) This unit value was $1.000 on the inception date of May 1, 1998.
(f) This unit value was $1.000 on the inception date of May 1, 2000.
(g) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.

     There are no accumulation unit values shown for the following sub-accounts because they were not available under your Contract until after January 1, 2001: Federated International Small Company Fund II, First American Large Cap Growth Portfolio, First American Mid Cap Growth Portfolio, INVESCO VIF--Financial Services Fund, INVESCO VIF--Health Sciences Fund, INVESCO
     VIF--Real Estate Opportunity Fund, INVESCO VIF--Technology Fund, INVESCO
     VIF--Telecommunications Fund, Neuberger Berman--MidCap Growth Portfolio, Pioneer Fund VCT Portfolio, Pioneer

   Fund Equity-Income VCT Portfolio, Pioneer Fund Europe VCT Portfolio and Rydex U.S. Government Money Market Fund.


APPENDIX B--MORE INFORMATION ABOUT THE FUNDS

     Below is a summary of the investment objectives and strategies of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

     The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

CONSECO SERIES TRUST

     Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the
Contract:

CONSECO 20 FOCUS PORTFOLIO

     The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

     The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

BALANCED PORTFOLIO

     The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

HIGH YIELD PORTFOLIO

     The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

FIXED INCOME PORTFOLIO

   The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

   The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE ALGER AMERICAN FUND

     The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

     The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can borrow money in amounts of up to one-third of its total assets to buy additional securities.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


     The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

     The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is American Century Investment Management, Inc. The following portfolios are available under the Contract:

VP INCOME & GROWTH FUND

     The VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology.

VP INTERNATIONAL FUND

     The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency fluctuations.

VP VALUE FUND

   The VP Value Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the VP Value Fund, the fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase.

BERGER INSTITUTIONAL PRODUCTS TRUST

   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC is the investment advisor for the Berger IPT--Growth Fund, Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund, the Berger IPT--New Generation Fund, and the Berger IPT--International Fund. BBOI Worldwide LLC, a joint venture between Berger LLC and the Bank of Ireland Asset Management (U.S.) Limited (BIAM) was the investment advisor for the Berger IPT--International Fund until May 12, 2000, when Berger LLC became the Fund's advisor. Berger LLC has delegated daily management of the Fund to BIAM as sub-adviser. The following companies provide investment management and administrative services to the Funds. The advisory fees paid to them for the most recent fiscal year are shown in the following table as a percentage of each Fund's average daily net assets. Berger LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment advisor, Berger LLC is responsible for managing the investment operations of the Funds. Berger LLC also provides administrative services to the Funds. BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM provides day-to day management of the investment operations of the Berger IPT--International Fund.

BERGER IPT--GROWTH FUND (FORMERLY, BERGER IPT--100 FUND)


The Berger IPT--Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for strong growth potential.


BERGER IPT--LARGE CAP GROWTH FUND (FORMERLY, BERGER IPT--GROWTH AND INCOME FUND)

     The Berger IPT--Large Cap Growth Fund aims for capital appreciation. In pursuing these goals, the fund primarily invests in the securities of well-established companies that have the potential for growth.

BERGER IPT--SMALL COMPANY GROWTH FUND


     The Berger IPT--Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.


BERGER IPT--NEW GENERATION FUND

     The Berger IPT--New Generation Fund seeks capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of companies believed to have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs.

 BERGER IPT--INTERNATIONAL FUND

     The Berger IPT--International Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in a portfolio consisting of common stocks of well-established foreign companies.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)

     The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.

     The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (Initial Shares)

     The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.


   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)


     The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the portfolios is The Dreyfus Corporation. The following portfolios are available under the Contract:

DREYFUS VIF DISCIPLINED STOCK PORTFOLIO

     The Dreyfus VIF-Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.

DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO

     The Dreyfus VIF-International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the Contract:

FEDERATED HIGH INCOME BOND FUND II

   The Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

FEDERATED UTILITY FUND II

   The Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The fund pursues its investment objective by investing under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

FEDERATED INTERNATIONAL EQUITY FUND II

   The Federated International Equity Fund II's investment objective is to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

FEDERATED INTERNATIONAL SMALL COMPANY FUND II

     The Federated International Small Company Fund II's investment objective is to provide long-term growth of capital. The fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.


 FIRST AMERICAN INSURANCE PORTFOLIOS

     First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

     First American Large Cap Growth Portfolio's investment objective is long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

     First American Mid Cap Growth Portfolio's investment objective is growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase of at least within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF--EQUITY INCOME FUND


     The INVESCO VIF-Equity Income Fund attempts to provide high total return through both growth and income from these investments. The fund primarily invests in dividend-paying common and preferred stocks. Although the fund focuses on the stocks of larger companies with a strong record of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States, it may however, invest in foreign securities in the form of American Depository Receipts (ADRs). The rest of the fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds."


INVESCO VIF--HIGH YIELD FUND


The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests primarily in lower-rated debt securities, commonly called "junk bonds" and preferred stock, including securities issued by foreign companies.

INVESCO VIF--FINANCIAL SERVICES FUND


     The INVESCO VIF--Financial Services Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND

     The INVESCO VIF--Health Sciences Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--REAL ESTATE OPPORTUNITY FUND

     The INVESCO VIF--Real Estate Opportunity Fund seeks to make an investment grow. It also seeks to provide current income. The Fund is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

INVESCO VIF--TECHNOLOGY FUND

     The INVESCO VIF--Technology Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF--TELECOMMUNICATIONS FUND

     The INVESCO VIF--Telecommunications Fund seeks to make an investment grow. It also seeks to provide current income. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. It can also invest in debt securities. The Fund invests primarily in the equity securites of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

JANUS ASPEN SERIES

     Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Corporation is the investment adviser to the fund. The following portfolios are available under your contract:

AGGRESSIVE GROWTH PORTFOLIO

     The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

GROWTH PORTFOLIO

     The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

WORLDWIDE GROWTH PORTFOLIO

     The Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO


     The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500 (R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO


     The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000 (R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


LORD ABBETT SERIES FUND, INC.

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord Abbett & Co. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

     The Growth and Income Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

MITCHELL HUTCHINS SERIES TRUST (NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)

     Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management, Inc.) serves as manager and administrator to the portfolio. Brinson Advisors has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the portfolio's investments. The following portfolio is available under the contract:


GROWTH AND INCOME PORTFOLIO


     The Growth and Income Portfolio's investment objective is current income and capital growth. The portfolio invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. When the economic outlook is unfavorable for common stocks, the fund may invest in other types of securities, such as bonds, convertible bonds, preferred stocks and convertible preferred stocks.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:

LIMITED MATURITY BOND PORTFOLIO

     The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage-and-asset-backed securities.

PARTNERS PORTFOLIO

     The Partners Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

MIDCAP GROWTH PORTFOLIO

     The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries.

PIONEER VARIABLE CONTRACTS TRUST

     Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER FUND VCT PORTFOLIO

     The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER EQUITY-INCOME VCT PORTFOLIO

     The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

     The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

RYDEX VARIABLE TRUST


     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:



OTC FUND

     The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 IndexTM. The Fund invests principally in securities of companies included in the NASDAQ 100 IndexTM. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.

NOVA FUND

     The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.

U.S GOVERNMENT MONEY MARKET FUND

     The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.


SELIGMAN PORTFOLIOS, INC.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (Class 2)


     The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalent, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries. The Portfolio may invest in companies of any size.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (Class 2)


     The  Seligman  Global   Technology   Portfolio   seeks  long-term   capital
appreciation. The Portfolio generally invests at least 65% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. The Portfolio may invest in companies of any size.

STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

OPPORTUNITY FUND II

     The Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

MID-CAP GROWTH FUND II

     The Mid-Cap Growth Fund II seeks capital appreciation. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value.

VAN ECK WORLDWIDE INSURANCE TRUST

     Van  Eck  Worldwide   Insurance  Trust  is  a  mutual  fund  with  multiple
portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:

WORLDWIDE BOND FUND

     The Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities. The fund's long-term assets will consist of debt securities rated B or better by Standard & Poor's or Moody's Investors Service.

WORLDWIDE EMERGING MARKETS FUND

     The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing in primarily equity securities in emerging markets around the world. The fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

WORLDWIDE HARD ASSETS FUND

     The Worldwide  Hard Assets Fund seeks  long-term  capital  appreciation  by
investing   primarily  in  "hard  asset  securities."   Income  is  a  secondary
consideration.

WORLDWIDE REAL ESTATE FUND


     The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL & GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                       CONSECO VARIABLE INSURANCE COMPANY

                                       AND

                       CONSECO VARIABLE ANNUITY ACCOUNT E

                   11815 N. PENNSYLVANIA ST., CARMEL, IN 46032

                                 (317) 817-3700

                                   MAY 1, 2001


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2001 FOR CONSECO VARIABLE ANNUITY ACCOUNT E -- INDIVIDUAL AND GROUP VARIABLE DEFERRED ANNUITY CONTRACTS. YOU CAN OBTAIN A COPY OF THE PROSPECTUS BY CONTACTING CONSECO VARIABLE INSURANCE COMPANY AT THE ADDRESS TELEPHONE NUMBER GIVEN ABOVE.

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION AND HISTORY .............................................

INDEPENDENT ACCOUNTANTS .....................................................

DISTRIBUTION ................................................................

VOTING RIGHTS ...............................................................

CALCULATION OF YIELD QUOTATIONS .............................................

CALCULATION OF TOTAL RETURN QUOTATIONS ......................................

OTHER PERFORMANCE DATA ......................................................

FEDERAL TAX STATUS ..........................................................

ANNUITY PROVISIONS ..........................................................

FINANCIAL STATEMENTS ........................................................

                         GENERAL INFORMATION AND HISTORY

Conseco Variable Insurance Company (the "Company") is an indirect wholly owned subsidiary of Conseco, Inc. On or about October 7, 1998, the Company changed its name from Great American Reserve Insurance Company to its present name. In certain states, the Company may continue to use the name Great American Reserve Insurance Company until the name change is approved in that state. Conseco, Inc. is a publicly held financial services holding company and one of middle America's leading sources for insurance, investment and lending products. The Company has its principal offices at 11815 N. Pennsylvania Street, Carmel, Indiana 46032. The Variable Account was established by the Company.

                             INDEPENDENT ACCOUNTANTS

The financial statements of Conseco Variable Annuity Account E and Conseco Variable Insurance Company included in the Prospectus and the Statement of Additional Information have been examined by PricewaterhouseCoopers LLP, independent accountants, for the periods indicated in their reports as stated in their opinion and have been so included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

                                  DISTRIBUTION

The Company continuously offers the Contracts through associated persons of the principal underwriter for the Variable Account, Conseco Equity Sales, Inc. ("CES"). CES is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. CES is located at 11815 N. Pennsylvania Street, Carmel, Indiana 46032, and is an affiliate of the Company. In addition, certain Contracts may be sold by life insurance/registered representatives of other registered broker-dealers.

CES performs the sales functions relating to the Contracts and the Company provides all administrative services. To cover the sales expenses and administrative expenses (including such items as salaries, rent, postage, telephone, travel, legal, actuarial, audit, office equipment and printing), the Company makes sales and administrative deductions, varying by type of Contract. See "Charges and Deductions" in the Prospectus.

                                  VOTING RIGHTS

Contract Owners may instruct the Company as to the voting of Fund shares attributable to their respective interests under the Contracts at meetings of shareholders of the Funds. Contract Owners entitled to vote will receive proxy material and a form on which voting instructions may be given. The Company will vote the shares of each sub-account held by the Variable Account attributable to the Contracts in accordance with instructions received from Contract Owners. Shares held in each sub-account for which timely instructions have not been received from Contract Owners will be voted by the Company for or against any proposition or the Company will abstain, in the same proportion as shares in that sub-account for which instructions are received. The Company will vote, or abstain from voting, any shares that are not attributable to Contract Owners in the same proportion as all Contract Owners in the Variable Account vote or abstain. However, if the Company determines that it is permitted to vote such shares of the Funds in its own right, it may elect to do so, subject to the then-current interpretation of the 1940 Act and the rules thereunder.

Under certain Contracts, not including contracts issued in connection with governmental employers' deferred compensation plans described in the Prospectus, participants and annuitants have the right to instruct the Contract Owner with respect to the number of votes attributable to their Individual Accounts. Votes attributable to participants and annuitants who do not instruct the Contract Owner will be cast by the Contract Owner for or against each proposal to be voted upon, in the same proportion as votes for which instructions have been received. Participants and annuitants entitled to instruct the casting of votes will receive a notice of each meeting of Contract Owners, and proxy solicitation materials, and a statement of the number of votes attributable to their participation under the Contract.

The number of shares held in a sub-account deemed attributable to a Contract Owner's interest under a Contract will be determined on the basis of the value of the Accumulation Units credited to the Contract Owner's account as of the record date. On or after the Maturity Date, the number of attributable shares will be based on the amount of assets held to meet annuity obligations to the payee under the Contract as of the record date. On or after the Maturity Date, the number of votes attributable to a Contract will generally decrease since funds set aside for annuitants will decrease as payments are made.

                         CALCULATION OF YIELD QUOTATIONS

MONEY MARKET SUB-ACCOUNT

The Money Market Sub-account's standard yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission. Under this method, the yield quotation is based on a seven-day period and computed as follows: The Money Market Sub-account's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yield of the seven-day period are then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, mortality and expense risk fees and the administrative charge, but does not include a deduction of any applicable annual administrative fees. Because of these deductions, the yield for the Money Market Sub-account will be lower than the yield for the corresponding Fund of the Conseco Series Trust.

The Money Market Sub-account's effective yield may appear in sales material and advertising for the same seven-day period, determined on a compound basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on the Money Market Sub-account will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Sub-account maturity, the types and quality of Portfolio securities held by the corresponding Fund of the Conseco Series Trust and its operating expenses.

OTHER SUB-ACCOUNTS

The Portfolios of the eligible Funds may advertise investment performance figures, including yield. Each Sub-account's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:

                          YIELD = 2 ((A - B) + 1)6 - 1)
                                      -----
                                       CD
   Where:

         A = the net investment income earned during the period by the Portfolio.

         B = the expenses accrued for the period (net of reimbursements, if any).

         C = the average daily number of accumulation units outstanding during the period.

         D = the maximum offering price per accumulation unit on the last day of the period.

                     CALCULATION OF TOTAL RETURN QUOTATIONS

STANDARDIZED TOTAL RETURN

The Company may include certain total return quotations for one or more of the Portfolios of the eligible Funds in advertising, sales literature or reports to Contract Owners or prospective purchasers. Such total return quotations will be expressed as the average annual rate of total return over one-, five-and 10-year periods ended as of the end of the immediately preceding calendar quarter, and as the dollar amount of annual total return on a year-to-year, rolling 12-month basis ended as of the end of the immediately preceding calendar quarter. Any such quotations will include standardized average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect all the charges deducted from the contract plus any expenses for the underlying investment portfolio.


Average annual total return quotations are computed according to the following formula:

                                        n
                                  P (1+T) = ERV

   Where:

         P  =  beginning purchase payment of $1,000

         T  =  average annual total return

         n  =  number of years in period

        ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five-or 10-year period at the end of the one-, five- or 10-year period (or fractional portion thereof).

                             OTHER PERFORMANCE DATA

NON-STANDARDIZED TOTAL RETURN

Conseco Variable may from time to time also illustrate average annual total returns in a non-standard format, in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the withdrawal charge percentage will be assumed to be zero.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated. Performance data for the Variable Account investment options may be compared in advertisements, sales literature and reports to contract owners, with the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment option's performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings the Company has received from independent rating agencies. However, the Company does not guarantee the investment performance of the Variable Account investment options.

Many of the portfolios have recently been made available as Investment Options under the contract and therefore do not have meaningful investment performance history within the Contract. However, certain of these Portfolios have been in existence for some time and consequently have investment performance history that is for periods longer than that of the Variable Account's. In order to demonstrate how the actual investment experience of these Portfolios would have affected the Contract, the Company has developed performance information based upon the historical experience of the Portfolios.

Future performance of the Portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. the percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value.

The following charts reflect performance information for the investment portfolios of the Variable Account for the periods shown. Chart 1 reflects performance information commencing from the date the Variable Account first invested in the Portfolio. Column A is the standardized average annual total returns which reflects the deduction of all the contract charges and the expenses of the Portfolios. Column B reflects the deduction of all the contract charges and expenses of the portfolios except the withdrawal charge. Chart 2 reflects performance information commencing from the inception date of the underlying Investment Option (which date may precede the inception date that the Variable Account first invested in the underlying Investment Option).


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/00:

                                                            COLUMN A                            COLUMN B
                                                     Average Annual Total Returns       Gross Average Total Returns
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                      Variable Acct                        10 Year                          10 Years
                                      Inception Date                       or Inc                            or Inc
                                       in Portfolio    1 YR       5 YR     to Date       1 YR      5 YR      to Date
------------------------------------------------------------------------------------------------------------------------
CST 20 Focus Portfolio                     5/1/00       N/A         N/A    -22.65%        N/A       N/A    -15.83%
CST Balanced Portfolio                    7/25/94    -3.20%      15.65%     18.06%      5.80%    16.91%     18.20%
CST Equity Portfolio                      7/25/94    -7.30%      21.95%     24.49%      1.29%    23.25%     24.61%
CST Fixed Income Portfolio                7/25/94    -0.83%       3.38%      5.84%      8.34%     4.56%      6.02%
CST Government Securities Portfolio       7/25/94     0.84%       2.70%      5.14%     10.16%     3.88%      5.33%
CST High Yield Portfolio                   5/1/00       N/A         N/A     -6.05%        N/A       N/A      2.24%
Alger American Growth Portfolio            6/1/96   -23.12%         N/A     15.84%    -15.96%       N/A     17.15%
Alger American Leveraged Allcap
  Portfolio                                6/1/95    32.21%      20.14%     25.76%    -25.87%    21.44%     26.50%
Alger American MidCap Growth
  Portfolio                                6/1/96    -1.45%         N/A     14.84%      7.67%       N/A     16.15%
Alger American Small Capitalization
  Portfolio                                6/1/95   -34.35%       4.30%      7.98%    -28.21%     5.47%      8.67%
American Century VP Income &
  Growth Fund                              5/1/98   -19.35%         N/A      0.91%    -11.86%       N/A      3.98%
American Century VP International
  Fund                                     5/1/97   -24.97%         N/A     13.32%    -17.98%       N/A     15.52%
American Century VP Value Fund             5/1/97     6.66%         N/A      8.39%     16.51%       N/A     10.51%
Berger IPT - Large Cap Growth Fund         6/1/96   -19.47%         N/A     18.36%    -11.99%       N/A     19.69%
Berger IPT - Growth Fund                   6/1/96   -25.59%         N/A      9.09%    -18.66%       N/A     10.35%
Berger IPT - International Fund            5/1/97   -18.96%         N/A      4.77%    -11.42%       N/A      6.84%
Berger IPT - New Generation Fund           5/1/00       N/A         N/A    -46.11%        N/A       N/A    -41.36%
Berger IPT - Small Company Growth
  Fund                                     6/1/96   -15.68%         N/A     15.40%     -7.85%       N/A     16.72%
Dreyfus Disciplined Stock Portfolio        5/1/98   -18.02%         N/A      1.31%    -10.40%       N/A      4.40%
 (Initial Shares)
Dreyfus International Value
  Portfolio (Initial Shares)               5/1/98   -13.09%         N/A      1.49%     -5.03%       N/A      4.59%
Dreyfus Socially Responsible Growth
  Fund, Inc. (Initial Shares)             6/1/95    -19.73%      15.54%     17.55%    -12.27%    16.79%     18.27%
Dreyfus Stock Index Fund (Initial Shares) 6/1/95    -18.15%      15.09%     16.83%    -10.54%    16.33%     17.54%
Federated High Income Bond Fund II        6/1/95    -17.91%       1.85%      3.20%    -10.28%     3.01%      3.88%
Federated International Equity
  Fund II                                 6/1/95    -30.20%      13.59%     12.96%    -23.69%    14.84%     13.69%
Federated Utility Fund II                 6/1/95    -17.85%       5.63%      7.59%    -10.21%     6.80%      8.28%
INVESCO VIF Equity Income Fund            5/1/98     -5.35%         N/A      4.08%      3.42%       N/A      7.25%
INVESCO VIF High Yield Fund               5/1/98    -20.32%         N/A     -7.08%    -12.91%       N/A     -4.21%
Janus Aspen Series Aggressive
  Growth Portfolio                        6/01/95   -38.53%      17.25%     20.73%    -32.77%    18.53%     21.46%
Janus Aspen Series Growth Portfolio       6/01/95   -22.92%      16.48%     18.27%    -15.74%    17.74%     18.99%
Janus Aspen Series Worldwide Growth
  Portfolio                               6/01/95   -23.93%      20.03%     22.30%    -16.84%    21.31%     23.03%
Lazard Retirement Equity Portfolio         5/1/98    -9.84%         N/A      0.87%     -1.48%       N/A      3.95%
Lazard Retirement Small Cap
  Portfolio                                5/1/98     9.29%         N/A     -0.91%     19.37%       N/A      2.15%
Lord Abbett Growth and Income
  Portfolio                                5/1/98     4.52%         N/A      7.69%     14.17%       N/A     10.97%
Mitchell Hutchins Series Trust
  Growth & Income Portfolio                5/1/98   -13.90%         N/A     -2.50%     -5.91%       N/A      0.49%
Neuberger Berman AMT Limited
  Maturity Bond Portfolio                  5/1/97    -3.62%         N/A      1.40%      5.30%       N/A      3.42%
Neuberger Berman AMT Partners
  Portfolio                                5/1/97    -9.12%         N/A      6.21%     -0.69%       N/A      8.29%
Rydex Variable Trust Nova Fund             5/1/00       N/A         N/A    -24.44%        N/A       N/A    -17.78%
Rydex Variable Trust OTC Fund              5/1/00       N/A         N/A    -44.45%        N/A       N/A    -39.55%
Seligman Communications &
  Information Portfolio (Class 2)          5/1/00       N/A         N/A    -49.07%        N/A       N/A    -44.58%
Seligman Global Technology
  Portfolio (Class 2)                      5/1/00       N/A         N/A    -38.16%        N/A       N/A    -32.71%
Strong MidCap Growth Fund II               5/1/97   -23.17%         N/A     26.42%    -16.02%       N/A     28.83%
Strong Opportunity Fund II                 5/1/97    -3.79%         N/A     17.27%      5.12%       N/A     19.54%
Van Eck Worldwide Bond Fund               6/01/95    -8.06%      -0.44%      0.26%      0.45%     0.71%      0.96%
Van Eck Worldwide Emerging
  Markets Fund                             6/1/96   -47.62%         N/A     -7.71%    -42.67%       N/A     -6.57%
Van Eck Worldwide Hard Assets Fund        6/01/95     0.56%      -1.01%      0.78%      9.86%     0.15%      1.48%
Van Eck Worldwide Real Estate Fund         5/1/98     7.14%         N/A     -4.38%     17.03%       N/A     -1.41%


Chart 2

Note that these returns include "M&E" but do not reflect surrender charge or annual administrative fees. Inception Dates are the "fund manager" inceptions, not when the fund was added to Conseco's portfolio. These returns include those funds that we are adding 5/1/01, which had Net Asset Values prior to 12/31/00.


                                                                                        Hypothetical Performance Returns
                                                                      --------------------------------------------------------------
                                                                      --------------------------------------------------------------
Conseco Variable Insurance Company -                                    Portfolio
Account E                                                             Inception Date        1 YR PCT         5 YR PCT     10 YR PCT
------------------------------------------------------------------------------------------------------------------------------------
CST Focus 20 Portfolio                                                   5/1/00               N/A              N/A        -15.82%
CST Balanced Portfolio                                                   5/3/93             5.80%           16.91%         14.46%
CST Equity Portfolio                                                    12/3/65             1.29%           23.25%            N/A
CST Fixed Income Portfolio                                               5/3/93             8.34%            4.56%          4.83%
CST Government Securities Portfolio                                      5/3/93            10.16%            3.88%          2.61%
CST High Yield Portfolio                                                 5/1/00               N/A              N/A          2.25%
CST Money Market Portfolio                                              5/19/81             4.68%            3.86%            N/A
Alger American Growth Portfolio                                          1/9/89           -15.96%           17.53%         20.24%
Alger American Leveraged Allcap Portfolio                               1/25/95           -25.87%           21.44%         28.53%
Alger American MidCap Growth Portfolio                                   5/3/93             7.67%           17.61%         20.88%
Alger American Small Capitalization Portfolio                           9/21/88           -28.21%            5.47%         13.10%
American Century VP Growth & Income Fund                               10/30/97           -11.85%              N/A         10.52%
American Century VP International Fund                                   5/1/94           -17.98%           15.44%         14.72%
American Century VP Value Fund                                           5/1/96            16.50%              N/A         16.43%
Berger IPT - Growth & Income Fund                                        5/1/96           -11.99%              N/A         19.71%
Berger IPT - Growth Fund                                                 5/1/96           -18.66%              N/A         10.36%
Berger IPT - International Fund                                          5/1/97           -11.42%              N/A          6.85%
Berger IPT - New Generation Fund                                         5/1/00               N/A              N/A        -41.35%
Berger IPT - Small Company Growth Fund                                   5/1/96            -7.85%              N/A         16.74%
Dreyfus Disciplined Stock Portfolio (Initial Shares)                     5/1/96           -10.40%              N/A         14.19%
Dreyfus International Value Portfolio (Initial Shares)                   5/1/96            -5.03%              N/A          6.55%
Dreyfus Socially Responsible Growth Fund, Inc. (Initial Shares)         10/7/93           -12.27%           16.79%         16.80%
Dreyfus Stock Index Fund (Initial Shares)                               9/29/89           -10.54%           16.33%         17.20%
Federated High Income Bond Fund II                                       3/1/94           -10.28%            3.01%          4.05%
Federated International Equity Fund II                                   5/8/95           -23.69%           14.84%         13.53%
Federated International Small Co. Fund II                                5/1/00               N/A              N/A        -21.44%
Federated Utility Fund II                                               2/10/94           -10.21%            6.80%          8.60%
Invesco VIF Equity Income Fund                                          8/10/94             3.41%           12.30%         14.62%
Invesco VIF Financial Services                                          9/20/99            23.07%              N/A         27.29%
Invesco VIF Health Sciences                                             7/28/97            28.73%              N/A         23.42%
Invesco VIF High Yield Fund                                             5/27/94           -12.91%            1.97%          3.98%
Invesco VIF Real Estate Opportunity                                      4/1/98            26.85%              N/A          1.61%
Invesco VIF Technology                                                  7/14/97           -24.65%              N/A         33.46%
Invesco VIF Telecommunications                                          9/20/99           -27.20%              N/A         14.82%
Janus Aspen Series Aggressive Growth Portfolio                          9/13/93           -32.77%           18.53%         20.78%
Janus Aspen Series Growth Portfolio                                     9/13/93           -15.74%           17.74%         18.76%
Janus Aspen Series Worldwide Growth Portfolio                           9/13/93           -16.84%           21.31%         20.58%
Lazard Retirement Equity Portfolio                                      3/18/98            -1.48%              N/A          4.91%
Lazard Retirement Small Cap Portfolio                                   11/4/97            19.37%              N/A          4.62%
Lord Abbett Growth and Income Portfolio                                12/11/89            14.17%           14.70%         14.41%
Mitchell Hutchins Series Trust Growth & Income Portfolio                 1/2/92            -5.91%           12.78%          8.80%
Neuberger Berman AMT Limited Maturity Bond Portfolio                    9/10/84             5.30%            3.18%          4.20%
Neuberger Berman AMT Partners Portfolio                                 3/22/94            -0.69%           13.18%         16.84%
Neuberger Berman Midcap Growth                                          11/3/97            -8.75%              N/A         28.83%
Pioneer Equity - Income VCT Portfolio                                   9/14/99            13.01%              N/A          8.18%
Pioneer Fund VCT Portfolio                                               5/1/00               N/A              N/A         -2.51%
Rydex MMKT I                                                            11/2/98             3.77%              N/A          2.92%
Rydex Variable Trust Nova Fund                                           5/7/97           -21.37%              N/A         11.53%
Rydex Variable Trust OTC Fund                                            5/7/97           -39.02%              N/A         26.00%
Seligman Communications & Info Portfolio (Class 2)                      10/1/94           -37.15%           14.92%         18.24%
Seligman Global Technology Portfolio (Class 2)                           5/1/96           -24.80%              N/A         23.31%
Strong MidCap Growth Fund II                                           12/31/96           -16.02%              N/A         25.94%
Strong Opportunity Fund II                                               5/8/92             5.12%           17.61%         17.51%
Van Eck Worldwide Bond Fund                                              9/1/89             0.45%            0.71%          3.06%
Van Eck Worldwide Emerging Markets Fund                                12/21/95           -42.67%           -4.33%         -4.51%
Van Eck Worldwide Hard Assets Fund                                       9/1/89             9.86%            0.15%          2.62%
Van Eck Worldwide Real Estate Fund                                      6/23/97            17.03%              N/A          4.68%


     There is no performance shown for the following sub-accounts because they were not available under your Contract until after January 1, 2001:
     Federated International Small Company Fund II, First American Large Cap Growth Portfolio, First American Mid Cap Growth Portfolio, INVESCO VIF--Financial Services Fund, INVESCO VIF-- Health Sciences Fund, INVESCO
     VIF--Real Estate Opportunity Fund, INVESCO VIF-- Technology Portfolio, INVESCO VIF--Telecommunications Fund, Neuberger Berman--Midcap Growth Fund, Pioneer Fund VCT Portfolio, Pioneer Fund Equity-Income VCT Portfolio, Pioneer Fund Europe VCT Portfolio and Rydex U.S. Government Money Market Fund.


                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

Regulations issued by the Treasury Department (the "Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:

(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all variable Investment Options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Variable Account will cause the Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Variable Account.

Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

     Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

     Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

     Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

     If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

GIFTING A CONTRACT

     If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


DEATH BENEFITS

     Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.


     The death benefits available for use with a Qualified Contract, may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


INCOME TAX WITHHOLDING

     All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Certain  distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


     When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.


TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

     Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate Purchase Payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59-1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your beneficiary;
(e)under an immediate annuity; or (f) which are allocable to Purchase Payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59-1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

     The Contract provides that upon the death of the Annuitant prior to the Maturity Date, the death proceeds will be paid to the beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception described above, and will be subject to the ten (10%) percent distribution penalty unless the beneficiary is 59-1/2 years old or one of the other exceptions to the penalty applies.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

WITHDRAWALS - INVESTMENT ADVISER FEES

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.


QUALIFIED PLANS

The Contracts are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

If your Contract is a tax-sheltered annuity, during the accumulation phase you may be able take a loan out of the fixed account using the contract as collateral. No loans are permitted out of the investment options and no loans are permitted during the income phase. When you request a loan, we will transfer any amounts necessary to implement the loan request from the investment options to the fixed account. Repayment of the loan will be made into the fixed account. We will then allocate that money on the same manner that your purchase payments are being allocated. Your loan documents will explain the terms, conditions, and limitations regarding loans from your Contract.

B. INDIVIDUAL RETIREMENT ANNUITIES

The Contracts offered by the prospectus are designed to be suitable for use as an Individual Retirement Annuity (IRA). Generally, individuals who purchase IRAs are not taxed on increases to the value of the contributions until distribution occurs. Following is a general description of IRAs with which the Contract may be used. The description is not exhaustive and is for general informational purposes only.

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

SIMPLE IRAS

Section 408(p) of the Code permits certain employers (generally those with less than 100 employees) to establish a retirement program for employees using Savings Incentive Match Plan Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Contract Owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an Owner would authorize his/her employer to deduct a certain amount from his/her pay and contribute it directly to the SIMPLE IRA. The Owner's employer will also make contributions to the SIMPLE IRA in amounts based upon certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of Contracts to be qualified as SIMPLE IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held a Roth IRA for at least five taxable years and, in addition, that the distribution is made: (i) after the individual reaches age 59-1/2, (ii) on the individual's death or disability, or (iii) as a qualified first-time home purchase (subject to a $10,000 lifetime maximum) for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions and conversions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, ("conversion deposits") unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998. In addition, distribution of amounts attributable to conversion deposits held for less than 5 taxable years will also be subject to the penalty tax.

Purchasers of Contracts intended to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Special considerations apply to plans covering self-employed individuals, including limitations on contributions and benefits for key employees or 5 percent owners. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION
   PLAN UNDER SECTION 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,500 or 33-1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

         attains age 70-1/2,
         separates from service,
         dies, or
         suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). This penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years after the Owner first participated in the SIMPLE IRA. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59-1/2; (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a qualified domestic relations order; (g) made on account of an IRS levy upon the qualified contract; (h) from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions up to $10,000 from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. However, the owner may make a non-taxable transfer to an ex-spouse under a property settlement or divorce decree. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service. With respect to
(c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59-1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59-1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of

Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) made pursuant to a qualified domestic relations order, if otherwise permissible. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS -- QUALIFIED PLANS

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70-1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required minimum distributions from a Roth IRA prior to the death of the owner.



The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs and in some cases by owners of Tax-Sheltered Annuity contracts and pension and profit sharing plan contracts. You should consult with your qualified plan sponsor and tax advisor to determine if these new rules are available for your benefit.


                               ANNUITY PROVISIONS

DETERMINATION OF AMOUNT OF THE FIRST MONTHLY VARIABLE ANNUITY PAYMENT. On or after the Maturity Date when annuity payments commence, we determine the value of the Individual Account as the total of the product(s) of:

(a) the value of an Accumulation Unit for each Investment Option at the end of the Valuation Period immediately before the Valuation Period in which the first annuity payment is due and

(b) the number of Accumulation Units credited to the Individual Account with respect to each Investment Option as of the date the annuity is to commence. We will deduct any applicable premium taxes from the Individual Account value.

We then calculate the amount of the first monthly variable annuity payment by multiplying the Individual Account Value less any outstanding loans and applicable charges, which is to be applied to provide variable payments, by the amount of first monthly payment in accordance with annuity tables contained in the Contract. The amount of the first monthly payment varies according to the form of annuity you select, the age of the annuitant (for certain options) and the assumed net performance you select. The standard assumed performance (AIR) is 3%. However, you may select a 5% AIR or such other rate as the Company may offer prior to the Maturity Date.

The AIR built into the annuity tables affect both the amount of the first monthly variable annuity payment and the amount by which subsequent payments may increase or decrease. If you select a 5% rate, rather than the standard 3% rate, it would produce a higher first payment, but subsequent payments would increase more slowly in periods when Annuity Unit values are rising and decrease more rapidly in periods when Annuity Unit values are declining. With either assumed rate, if the actual net performance during any two or more successive months was equal to the assumed rate, the annuity payments would be level during that period.


If a greater first monthly payment would result, Conseco will compute the first monthly payment on the same mortality basis as used in determining the first payment under immediate annuity contracts being issued for a similar class of annuitants at the date the first monthly payment is due under the Contract.

VALUE OF AN ANNUITY UNIT. On the Maturity Date, a number of Annuity Units is established for the Contract Owner for each Investment Option on which variable annuity payments are to be based. For each Sub-account of the Variable Account, the number of Annuity Units established is calculated by dividing (i) the amount of the first monthly variable annuity payment on that basis by (ii) the Annuity Unit value for that basis for the current Valuation Period. That number of Annuity Units remains constant and is the basis for calculating the amount of the second and subsequent annuity payments.

The Annuity Unit value is determined for each Valuation Period, for each Investment Option, and is equal to the Annuity Unit value for the preceding Valuation Period multiplied by the product of (i) the net investment factor for the appropriate sub-account for the immediately preceding Valuation Period and
(ii) a factor to neutralize the assumed net investment rate built into the annuity tables, for it is replaced by the actual net investment rate in step
(i). The daily factor for a 3 percent assumed net performance is .99991902; for a 5 percent rate, the daily factor is .99986634.

AMOUNTS OF SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS. The amounts of subsequent monthly variable annuity payments are determined by multiplying (i) the number of Annuity Units established for the annuitant for the applicable sub-account by (ii) the Annuity Unit value for the sub-account. If Annuity units are established for more than one sub-account, the calculation is made separately and the results combined to determine the total monthly variable annuity payment.

1. EXAMPLE OF CALCULATION OF MONTHLY VARIABLE ANNUITY PAYMENTS. The determination of the amount of the variable annuity payments can be illustrated by the following hypothetical example. The example assumes that the monthly payments are based on the investment experience of only one Investment Option. If payments were based on the investment experience of more than one Investment Option, the same procedure would be followed to determine the portion of the monthly payment attributed to each Investment Option.

2. FIRST MONTHLY PAYMENT. Assume that at the Maturity Date there are 40,000 Accumulation Units credited under a particular Individual Account and that the value of an Accumulation Unit for the second Valuation Period prior to the Maturity Date was $1.40000000; this produces a total value for the Individual sub-account of $56,000. Assume also that no premium tax is payable and that the annuity tables in the Contract provide, for the option elected, a first monthly variable annuity payment of $5.22 per $1,000 of value applied; the first monthly payment to the annuitant would thus be 56 multiplied by $5.22, or $292.32.

Assume that the Annuity Unit value for the Valuation Period in which the first monthly payment was due was $1.30000000. This is divided into the amount of the first monthly payment to establish the number of Annuity Units for the participant: $292.32 $1.30000000 produces 224.862 Annuity Units. The value of this number of Annuity Units will be paid in each subsequent month.

3. SECOND MONTHLY PAYMENT. The current Annuity Unit value is first calculated. Assume a net investment factor of 1.01000000 for the second Valuation Period preceding the due date of the second monthly payment. This is multiplied by
 .99753980 to neutralize the assumed net investment rate of 3 percent per annum built into the number of Annuity Units determined above (if an assumed net performance of 5 percent had been elected, the neutralization factor would be .99594241), producing a result of 1.00751520. This is then multiplied by the Annuity Unit value for the Valuation Period preceding the due date of the second monthly payment (assume this value to be $1.30000000) to produce the current Annuity Unit value, $1.30976976.

The second monthly payment is then calculated by multiplying the constant number of Annuity Units by the current Annuity Unit value: 224.862 times $1.30976976 produces a payment of $294.52.

                              FINANCIAL STATEMENTS


The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

                                                                  [CONSECO LOGO]

CONSECO VARIABLE INSURANCE COMPANY



Annual Report
to Contract Owners
December 31, 2000

                                              Conseco Variable Annuity Account E

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS


DECEMBER 31, 2000


================================================================================
CONSECO VARIABLE ANNUITY ACCOUNT E                                          PAGE
Statement of Assets and Liabilities as of December 31, 2000 ................   2
Statements of Assets and Liabilities--Unit Progression as of
  December 31, 2000 ........................................................   6
Statements of Operations and Statements of Changes in Net Assets
  for the Year Ended December 31, 2000 .....................................   8
Statements of Operations and Statements of Changes in Net Assets
  for the Year Ended December 31, 1999 .....................................  16
Notes to Financial Statements ..............................................  22
Report of Independent Accountants ..........................................  26

CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2000


================================================================================

                                              SHARES       COST        VALUE
--------------------------------------------------------------------------------
Assets:
Investments in portfolio shares,
  at net asset value (Note 2):
  The Alger American Fund:
    Growth Portfolio ...................    314,434.0  $18,118,182  $14,863,296
    Leveraged AllCap Portfolio .........    404,675.3   19,136,968   15,701,400
    MidCap Growth Portfolio ............    199,965.7    6,242,400    6,122,950
    Small Capitalization Portfolio .....    267,406.4    7,646,735    6,281,377
  American Century Variable
    Portfolios, Inc:
    Income and Growth Fund .............    177,406.7    1,317,670    1,261,362
    International Fund .................    133,625.1    1,342,555    1,366,985
    Value Fund .........................    572,308.1    3,249,821    3,817,295
  Berger Institutional
    Products Trust:
    Growth Fund ........................    195,489.3    3,278,792    2,994,897
    Growth and Income Fund .............    603,809.3   13,804,423   13,875,537
    International Fund .................    181,172.1    1,894,702    2,373,354
    New Generation Fund ................     58,702.0      509,686      347,516
    Small Company Growth Fund ..........    309,796.3    7,020,526    6,694,698
  Conseco Series Trust:
    Balanced Portfolio .................  1,731,681.4   24,692,802   23,294,130
    Conseco 20 Focus Portfolio .........     89,691.2    1,062,464      760,710
    Equity Portfolio ...................  2,217,317.3   48,759,571   43,092,379
    Fixed Income Portfolio .............  1,177,279.5   11,264,640   11,333,948
    Government Securities Portfolio ....    367,510.2    4,088,372    4,240,683
    High Yield Portfolio ...............     13,352.6      134,263      134,509
    Money Market Portfolio ............. 12,606,620.8   12,606,621   12,606,621
  The Dreyfus Socially Responsible
    Growth Fund, Inc ...................    285,192.5    9,588,238    9,830,585
  Dreyfus Stock Index Fund .............  1,181,188.1   38,721,918   40,160,397
  Dreyfus Variable Investment Fund:
    Disciplined Stock Portfolio ........    115,740.9    3,095,975    2,799,772
    International Value Portfolio ......     26,294.7      377,378      355,505
  Federated Insurance Series:
    High Income Bond Fund II ...........    393,059.1    3,909,814    3,325,280
    International Equity Fund II .......    112,447.9    2,557,612    2,079,161
    Utility Fund II ....................    202,900.2    2,882,758    2,524,078
  Invesco Variable Investment
    Funds, Inc:
    Equity Income Fund .................     30,074.7      640,702      622,847
    High Yield Fund ....................     83,299.6      939,066      838,827
  Janus Aspen Series:
    Aggressive Growth Portfolio ........    565,129.4   26,709,541   20,514,197
    Growth Portfolio ...................    928,098.6   27,591,331   24,576,050
    Worldwide Growth Portfolio .........  1,153,490.4   37,073,969   42,656,073
  Lazard Retirement Series, Inc:
    Equity Portfolio ...................     20,424.4      229,753      208,328
    Small Cap Portfolio ................     50,345.5      556,996      591,560
  Lord Abbett Series Fund, Inc
    Growth and Income Portfolio ........     55,125.3    1,243,851    1,402,938
  Mitchell Hutchins Series Trust:
    Growth and Income Portfolio ........      6,826.3      104,257       99,118
  Neuberger Berman Advisers
    Management Trust:
    Limited Maturity Bond Portfolio ....    115,793.0    1,492,400    1,527,310
    Partners Portfolio .................    257,299.2    4,386,837    4,160,528
  Rydex Variable Trust:
    Nova Fund ..........................     23,803.5      366,249      330,631
    OTC Fund ...........................     69,875.9    2,310,543    1,595,268
  Seligman Portfolios, Inc.:
    Communications and
      Information Portfolio ............     24,457.4      554,275      361,970
    Global Technology Portfolio ........     15,346.4      378,080      309,077
  Strong Variable Insurance Funds, Inc:
    Mid Cap Growth Fund II .............    602,042.7   16,335,032   14,244,331
  Strong Opportunity Fund II , Inc .....    104,696.5    2,570,605    2,506,435
  Van Eck Worldwide Insurance Trust:
    Worldwide Bond Fund ................     28,722.5      289,912      297,852
    Worldwide Emerging Markets Fund ....    117,674.7    1,422,355      975,523
    Worldwide Hard Assets Fund
      (formerly Gold and Natural
      Resources Fund) (Note 1) .........    110,991.6    1,205,931    1,339,669
    Worldwide Real Estate Fund .........      7,899.4       78,825       83,892
--------------------------------------------------------------------------------
      Total assets .....................                            351,480,849
Liabilities:
  Amounts payable to Conseco
    Variable Insurance Company ..................................       394,060
--------------------------------------------------------------------------------
        Net assets ..............................................  $351,086,789
================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 2000

================================================================================
                                                           UNIT
                                            UNITS          VALUE        VALUE
--------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred
    annuity reserves:
    The Alger American Fund:
      Growth Portfolio ...............    7,089,444.0  $  2.094220  $14,846,855
      Leveraged AllCap Portfolio .....    4,217,436.2     3.718372   15,681,997
      MidCap Growth Portfolio ........    3,038,802.0     2.012682    6,116,142
      Small Capitalization Portfolio .    3,943,932.3     1.590858    6,274,236
    American Century Variable
      Portfolios, Inc.:
      Income and Growth Fund .........    1,135,220.8     1.109872    1,259,950
      International Fund .............      804,027.9     1.698267    1,365,454
      Value Fund .....................    2,641,724.0     1.443358    3,812,953
    Berger Institutional
      Products Trust:
      Growth Fund ....................    1,888,667.1     1.583903    2,991,465
      Growth and Income Fund .........    5,983,611.1     2.315079   13,852,532
      International Fund .............    1,859,553.3     1.274865    2,370,679
      New Generation Fund ............      591,979.3     0.586445      347,163
      Small Company Growth Fund ......    3,247,913.1     2.058935    6,687,242
    Conseco Series Trust:
      Balanced Portfolio .............    7,935,456.1     2.932190   23,268,265
      Conseco 20 Focus Portfolio .....      902,873.4     0.841689      759,939
      Equity Portfolio ...............   10,445,019.4     4.120813   43,041,972
      Fixed Income Portfolio .........    7,762,266.7     1.457140   11,310,709
      Government Securities Portfolio     3,030,069.2     1.396540    4,231,613
      High Yield Portfolio ...........      131,433.0     1.022363      134,372
      Money Market Portfolio .........    9,861,492.8     1.276166   12,584,902
    The Dreyfus Socially
      Responsible Growth Fund, Inc. ..    3,846,715.8     2.552730    9,819,627
    Dreyfus Stock Index Fund .........   16,261,879.9     2.466699   40,113,163
    Dreyfus Variable Investment Fund:
      Disciplined Stock Portfolio ....    2,493,064.7     1.121791    2,796,698
      International Value Portfolio ..      315,003.3     1.127298      355,103
    Federated Insurance Series:
      High Income Bond Fund II .......    2,681,651.0     1.236893    3,316,915
      International Equity Fund II ...    1,014,247.9     2.047634    2,076,808
      Utility Fund II ................    1,616,777.6     1.559439    2,521,266
    Invesco Variable Investment
      Funds, Inc.:
      Equity Income Fund .............      516,136.3     1.205422      622,162
      High Yield Fund ................      939,967.0     0.891467      837,950
    Janus Aspen Series:
      Aggressive Growth Portfolio ....    6,916,096.5     2.962904   20,491,730
      Growth Portfolio ...............    9,293,632.2     2.641461   24,548,767
      Worldwide Growth Portfolio .....   13,388,370.8     3.182477   42,608,182
    Lazard Retirement Series, Inc.:
      Equity Portfolio ...............      187,656.6     1.108912      208,095
      Small Cap Portfolio ............      558,250.8     1.058486      590,901
    Lord Abbett Series Fund, Inc. ....
      Growth and Income Portfolio ....    1,061,340.9     1.320402    1,401,397
    Mitchell Hutchins Series Trust:
      Growth and Income Portfolio ....       97,713.2     1.013250       99,008
    Neuberger Berman Advisers
      Management Trust:
      Limited Maturity Bond Portfolio     1,348,298.0     1.131517    1,525,622
      Partners Portfolio .............    3,098,142.3     1.339627    4,150,355
    Rydex Variable Trust:
      Nova Fund ......................       21,818.1    15.135520      330,228
      OTC Fund .......................       67,445.7    23.626556    1,593,510
    Seligman Portfolios, Inc.:
      Communications and
        Information Portfolio ........      652,389.1     0.554205      361,557
      Global Technology Portfolio ....      458,865.9     0.672937      308,788
    Strong Variable Insurance
      Funds, Inc.:
      Mid Cap Growth Fund II .........    5,610,211.3     2.534281   14,217,852
    Strong Opportunity Fund II , Inc.     1,300,138.8     1.925656    2,503,620
    Van Eck Worldwide
      Insurance Trust:
      Worldwide Bond Fund ............      282,015.9     1.054965      297,517
      Worldwide Emerging
        Markets Fund .................    1,338,555.6     0.727983      974,446
      Worldwide Hard Assets Fund
        (formerly Gold and Natural
        Resources Fund) (Note 1) .....    1,232,833.7     1.085427    1,338,151
      Worldwide Hard Assets Fund
        (Note 1) .....................           65.5     1.359165           89
      Worldwide Real Estate Fund .....       87,043.1     0.962724       83,798
--------------------------------------------------------------------------------
           Net assets attributable
             to contract owners'
             deferred annuity reserves ..........................  $351,031,745
================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 2000

                                                                      VALUE
================================================================================
Net assets attributable to contract owners'
  deferred annuity reserves (from page 3) .......................   $351,031,745
--------------------------------------------------------------------------------

    Contract owners' annuity payment reserves:
      The Alger American Fund:
        Leveraged AllCap Portfolio ..............................          2,063
      Berger Institutional Products Trust:
        Growth and Income Fund ..................................          6,846
      Conseco Series Trust:
        Equity Portfolio ........................................          2,084
        Fixed Income Portfolio ..................................          9,713
        Government Securities Portfolio .........................          3,900
        Money Market Portfolio ..................................          7,485
      Dreyfus Stock Index Fund ..................................          2,275
      Federated Insurance Series:
        High Income Bond Fund II ................................          4,648
      Neuberger Berman Advisers Management Trust:
        Partners Portfolio ......................................          5,384
      Strong Variable Insurance Funds, Inc.:
        Mid Cap Growth Fund II ..................................         10,646
--------------------------------------------------------------------------------
          Net assets attributable to contract owners'
            annuity payment reserves ............................         55,044
--------------------------------------------------------------------------------

            Net assets ..........................................   $351,086,789
================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                          THE ALGER AMERICAN FUNDS                        PORTFOLIOS
                                                          ============================================================   ==========
                                                                         LEVERAGED         MIDCAP          SMALL          INCOME AND
                                                           GROWTH          ALLCAP          GROWTH      CAPITALIZATION       GROWTH
====================================================================================================================================
Number of units, beginning of year ................    5,480,300.6     3,739,665.2     1,789,442.1     5,276,834.2        746,541.0
Units purchased ...................................    5,395,322.4     2,356,939.2     2,431,264.4     2,687,508.6        715,482.1
Units redeemed ....................................   (3,786,179.0)   (1,879,168.2)   (1,181,904.5)   (4,020,410.5)      (326,802.3)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of year ..................    7,089,444.0     4,217,436.2     3,038,802.0     3,943,932.3      1,135,220.8
====================================================================================================================================

                                                            AMERICAN CENTURY
                                                           VARIABLE PORTFOLIOS
                                                               (CONTINUED)                   BERGER INSTITUTIONAL PRODUCTS TRUST
                                                       ===========================        =========================================
                                                                                                         GROWTH AND
                                                       INTERNATIONAL       VALUE           GROWTH          INCOME      INTERNATIONAL
====================================================================================================================================
Number of units, beginning of year ................    1,258,065.8     3,004,508.6     1,462,280.5     2,890,714.8      2,081,810.5
Units purchased ...................................      517,299.2     2,979,820.3     1,199,413.9     4,215,615.3        530,223.0
Units redeemed ....................................     (971,337.1)   (3,342,604.9)     (773,027.3)   (1,122,719.0)      (752,480.2)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of year ..................      804,027.9     2,641,724.0     1,888,667.1     5,983,611.1      1,859,553.3
====================================================================================================================================

                                                            BERGER INSTITUTIONAL                    CONSECO SERIES TRUST
                                                         PRODUCTS TRUST (CONTINUED)                      PORTFOLIOS
                                                         ==========================      ==========================================
                                                                          SMALL
                                                             NEW         COMPANY                          CONSECO
                                                         GENERATION       GROWTH          BALANCED        20 FOCUS          EQUITY
====================================================================================================================================
Number of units, beginning of year ................            0.0     1,102,899.8     7,850,427.1             0.0     10,049,304.8
Units purchased ...................................    1,183,405.9     2,892,331.4     1,569,031.0     1,573,684.9      2,012,980.5
Units redeemed ....................................     (591,426.6)     (747,318.1)   (1,484,002.0)     (670,811.5)    (1,617,265.9)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of year ..................      591,979.3     3,247,913.1     7,935,456.1       902,873.4     10,445,019.4
====================================================================================================================================

                                                                           CONSECO SERIES TRUST
                                                                           PORTFOLIOS (CONTINUED)
                                                          =========================================================
                                                                                                                           DREYFUS
                                                                                                                          SOCIALLY
                                                           FIXED         GOVERNMENT         HIGH           MONEY         RESPONSIBLE
                                                           INCOME        SECURITIES         YIELD          MARKET          GROWTH
====================================================================================================================================
Number of units, beginning of year ................    5,323,180.1     3,757,732.3             0.0     12,049,203.3     3,333,181.2
Units purchased ...................................    5,211,735.3     3,086,199.1       144,528.9     30,128,706.1     1,443,872.7
Units redeemed ....................................   (2,772,648.7)   (3,813,862.2)      (13,095.9)   (32,316,416.6)     (930,338.1)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of year ..................    7,762,266.7     3,030,069.2       131,433.0      9,861,492.8     3,846,715.8
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                         DREYFUS VARIABLE                                                                    INVESCO VARIABLE
                         INVESTMENT FUNDS                      FEDERATED INSURANCE SERIES                    INVESTMENT FUNDS
                    ===========================     ==============================================     ============================
    DREYFUS
     STOCK          DISCIPLINED   INTERNATIONAL     HIGH INCOME     INTERNATIONAL                        EQUITY
     INDEX             STOCK          VALUE           BOND II         EQUITY II       UTILITY II         INCOME          HIGH YIELD
====================================================================================================================================
  17,965,037.4        332,230.6       85,251.5        3,165,625.8        645,820.6      1,632,263.7      492,759.7      4,745,256.4
   6,820,049.2      3,113,455.4      269,739.6        1,042,415.4        974,614.4        480,713.2      633,823.5      3,371,760.8
  (8,523,206.7)      (952,621.3)     (39,987.8)      (1,526,390.2)      (606,187.1)      (496,199.3)    (610,446.9)    (7,177,050.2)
------------------------------------------------------------------------------------------------------------------------------------
  16,261,879.9      2,493,064.7      315,003.3        2,681,651.0      1,014,247.9      1,616,777.6      516,136.3        939,967.0
====================================================================================================================================

                                                                                         LORD           MITCHELL
                                                            LAZARD RETIREMENT           ABBETT          HUTCHINS
         JANUS ASPEN SERIES PORTFOLIOS                      SERIES PORTFOLIOS           SERIES           SERIES
=============================================          ==========================        FUND             TRUST
  AGGRESSIVE                        WORLDWIDE                                           GROWTH            GROWTH
    GROWTH            GROWTH          GROWTH             EQUITY       SMALL CAP       AND INCOME        AND INCOME
===================================================================================================================
 3,617,752.9      10,090,318.2     12,380,622.3      899,537.0        215,217.6         793,510.8        71,828.8
 4,834,433.2       5,517,889.9      3,688,532.0      747,200.2        663,309.4       1,093,544.3        64,372.3
(1,536,089.6)     (6,314,575.9)    (2,680,783.5)  (1,459,080.6)      (320,276.2)       (825,714.2)      (38,487.9)
------------------------------------------------------------------------------------------------------------------------------------
 6,916,096.5       9,293,632.2     13,388,370.8      187,656.6        558,250.8       1,061,340.9        97,713.2
===================================================================================================================

                                                                                                         STRONG
        NEUBERGER BERMAN                                                                                VARIABLE
      ADVISERS MANAGEMENT                                                                               INSURANCE
        TRUST PORTFOLIOS               RYDEX VARIABLE TRUST              SELIGMAN PORTFOLIOS              FUNDS
=============================       ==========================      =============================       =========
                                                                    COMMUNICATIONS                                        STRONG
    LIMITED                                                              AND            GLOBAL           MID CAP        OPPORTUNITY
 MATURITY BOND       PARTNERS         NOVA              OTC          INFORMATION      TECHNOLOGY        GROWTH II         FUND II
====================================================================================================================================
   1,194,491.4      3,981,862.2            0.0                0.0              0.0              0.0    1,457,235.0        984,898.5
     912,248.7      2,330,001.7       24,030.7           90,910.4        938,073.9        526,497.8    5,034,812.3        906,972.9
    (758,442.1)    (3,213,721.6)      (2,212.6)         (23,464.7)      (285,684.8)       (67,631.9)    (881,836.0)      (591,732.6)
------------------------------------------------------------------------------------------------------------------------------------
   1,348,298.0      3,098,142.3       21,818.1           67,445.7        652,389.1        458,865.9    5,610,211.3      1,300,138.8
====================================================================================================================================

                                VAN ECK WORLDWIDE
                              INSURANCE TRUST FUNDS
===============================================================================
                                                                      (NOTE 1)
                     EMERGING          HARD            REAL           OLD HARD        COMBINED
      BOND           MARKETS          ASSETS          ESTATE           ASSETS           TOTAL
================================================================================     =============
   2,183,728.7      1,845,366.5    1,426,277.7           80,034.5        65.5         141,483,085.2
     203,107.7      2,033,344.4      612,207.8          508,692.6         0.0         119,712,117.9
  (2,104,820.5)    (2,540,155.3)    (805,651.8)        (501,684.0)        0.0        (107,997,953.9)
--------------------------------------------------------------------------------     --------------
     282,015.9      1,338,555.6    1,232,833.7           87,043.1        65.5         153,197,249.2
================================================================================     ==============

CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                                THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                                  =====================================================   ==========
                                                                                LEVERAGED       MIDCAP         SMALL      INCOME AND
                                                                    GROWTH        ALLCAP        GROWTH    CAPITALIZATION    GROWTH
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $ 2,257,115   $ 1,969,076   $   509,496   $ 4,072,890   $   6,164
Expenses:
  Mortality and expense risk fees ..............................      219,401       243,587        60,375       139,052      14,843
  Administrative fees ..........................................       26,328        29,230         7,245        16,686       1,781
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................................      245,729       272,817        67,620       155,738      16,624
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ........................    2,011,386     1,696,259       441,876     3,917,152     (10,460)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) on investments:
    Net realized gains (losses) on sales of
      investments in portfolio shares ..........................      890,940     2,580,899       381,275    (3,419,678)     50,091
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................   (5,972,264)  (10,103,876)     (771,843)   (4,048,358)   (176,752)
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares .....   (5,081,324)   (7,522,977)     (390,568)   (7,468,036)   (126,661)
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations ...................................  $(3,069,938)  $(5,826,718)  $    51,308   $(3,550,884)  $(137,121)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                                THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                                  =====================================================   ==========
                                                                                LEVERAGED       MIDCAP         SMALL      INCOME AND
                                                                    GROWTH        ALLCAP        GROWTH    CAPITALIZATION    GROWTH
====================================================================================================================================
Changes from operations:
  Net investment income (expense) ..............................  $ 2,011,386   $ 1,696,259   $   441,876   $ 3,917,152   $ (10,460)
  Net realized gains (losses) on sales of investments
    in portfolio shares ........................................      890,940     2,580,899       381,275    (3,419,678)     50,091
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .........................   (5,972,264)  (10,103,876)     (771,843)   (4,048,358)   (176,752)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ...   (3,069,938)   (5,826,718)       51,308    (3,550,884)   (137,121)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................    4,700,542     5,703,218     1,572,717     1,566,106     268,650
  Contract redemptions .........................................   (1,607,007)   (1,358,526)     (188,375)   (1,302,143)    (64,029)
  Net transfers ................................................    1,167,115    (1,593,010)    1,335,426    (2,131,990)    252,451
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions .......................    4,260,650     2,751,682     2,719,768    (1,868,027)    457,072
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ..................    1,190,712    (3,075,036)    2,771,076    (5,418,911)    319,951
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................   13,656,143    18,759,096     3,345,066    11,693,147     939,999
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year ................................  $14,846,855   $15,684,060   $ 6,116,142   $ 6,274,236  $1,259,950
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
       AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                       CONSECO SERIES
         (CONTINUED)                             BERGER INSTITUTIONAL PRODUCTS TRUST                          TRUST PORTFOLIOS
============================   ======================================================================     =========================
                                                                                             SMALL
                                              GROWTH AND                       NEW          COMPANY                       CONSECO
INTERNATIONAL     VALUE          GROWTH         INCOME     INTERNATIONAL    GENERATION       GROWTH        BALANCED       20 FOCUS
====================================================================================================================================


 $   37,300     $  144,979     $  100,246     $  362,624     $    7,225     $       --     $  104,310     $3,437,439     $    1,344

     23,235         42,625         44,892        122,546         32,927          2,646         44,410        294,805          3,663
      2,788          5,115          5,387         14,706          3,951            317          5,329         35,377            439
------------------------------------------------------------------------------------------------------------------------------------
     26,023         47,740         50,279        137,252         36,878          2,963         49,739        330,182          4,102
------------------------------------------------------------------------------------------------------------------------------------
     11,277         97,239         49,967        225,372        (29,653)        (2,963)        54,571      3,107,257         (2,758)
------------------------------------------------------------------------------------------------------------------------------------



    568,045       (515,062)       379,432        916,900        169,135           (123)       573,640        419,415        (42,150)

   (957,011)       918,824     (1,241,624)    (2,656,524)      (454,025)      (162,171)    (1,157,763)    (2,266,566)      (301,754)
------------------------------------------------------------------------------------------------------------------------------------
   (388,966)       403,762       (862,192)    (1,739,624)      (284,890)      (162,294)      (584,123)    (1,847,151)      (343,904)
------------------------------------------------------------------------------------------------------------------------------------
 $ (377,689)    $  501,001     $ (812,225)   $(1,514,252)    $ (314,543)    $ (165,257)    $ (529,552)    $1,260,106     $ (346,662)
====================================================================================================================================


====================================================================================================================================
       AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                       CONSECO SERIES
         (CONTINUED)                             BERGER INSTITUTIONAL PRODUCTS TRUST                          TRUST PORTFOLIOS
============================   ======================================================================     =========================
                                                                                             SMALL
                                              GROWTH AND                       NEW          COMPANY                       CONSECO
INTERNATIONAL     VALUE          GROWTH         INCOME     INTERNATIONAL    GENERATION       GROWTH        BALANCED       20 FOCUS
====================================================================================================================================

 $   11,277     $   97,239     $   49,967     $  225,372     $  (29,653)    $   (2,963)    $   54,571     $3,107,257     $   (2,758)

    568,045       (515,062)       379,432        916,900        169,135           (123)       573,640        419,415        (42,150)

   (957,011)       918,824     (1,241,624)    (2,656,524)      (454,025)      (162,171)    (1,157,763)    (2,266,566)      (301,754)
------------------------------------------------------------------------------------------------------------------------------------
   (377,689)       501,001       (812,225)    (1,514,252)      (314,543)      (165,257)      (529,552)     1,260,106       (346,662)
------------------------------------------------------------------------------------------------------------------------------------

    426,916        417,595        489,305      2,230,540        184,160        212,907      1,441,023      3,061,469        265,483
    (75,876)      (191,204)      (347,811)    (1,158,005)      (515,260)       (21,523)      (175,141)    (1,947,749)       (43,180)
 (1,212,787)      (636,668)       814,756      6,697,475         20,069        321,036      3,486,796       (863,046)       884,298
------------------------------------------------------------------------------------------------------------------------------------

   (861,747)      (410,277)       956,250      7,770,010       (311,031)       512,420      4,752,678        250,674      1,106,601
------------------------------------------------------------------------------------------------------------------------------------
 (1,239,436)        90,724        144,025      6,255,758       (625,574)       347,163      4,223,126      1,510,780        759,939
------------------------------------------------------------------------------------------------------------------------------------
  2,604,890      3,722,229      2,847,440      7,603,620      2,996,253             --      2,464,116     21,757,485             --
------------------------------------------------------------------------------------------------------------------------------------
 $1,365,454     $3,812,953     $2,991,465    $13,859,378     $2,370,679     $  347,163     $6,687,242    $23,268,265     $  759,939
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                              CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                                  ==================================================================
                                                                                   FIXED      GOVERNMENT       HIGH         MONEY
                                                                     EQUITY       INCOME      SECURITIES       YIELD        MARKET
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $ 7,909,284   $   607,564   $   278,320   $     2,353   $ 781,999
Expenses:
  Mortality and expense risk fees ..............................      584,179       109,697        60,048           549     164,127
  Administrative fees ..........................................       70,102        13,164         7,206            66      19,695
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................................      654,281       122,861        67,254           615     183,822
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ........................    7,255,003       484,703       211,066         1,738     598,177
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares .....................................      761,159      (204,308)     (128,512)           60          --
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ......................   (7,738,209)      476,563       363,632           246          --
------------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares ....   (6,977,050)      272,255       235,120           306          --
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations ...................................  $   277,953   $   756,958   $   446,186   $     2,044   $ 598,177
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                              CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                                  ==================================================================
                                                                                   FIXED      GOVERNMENT       HIGH         MONEY
                                                                     EQUITY       INCOME      SECURITIES       YIELD        MARKET
====================================================================================================================================
Changes from operations:
  Net investment income (expense) ..............................  $ 7,255,003   $   484,703   $   211,066   $    1,738   $ 598,177
   Net realized gains (losses) on sales of investments
     in portfolio shares .......................................      761,159      (204,308)     (128,512)          60          --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ........................   (7,738,209)      476,563       363,632          246          --
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ...      277,953       756,958       446,186        2,044     598,177
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................    5,203,660       819,367       740,283       32,237    6,794,061
  Contract redemptions .........................................   (3,187,041)     (988,718)     (852,862)          --   (3,830,340)
  Net transfers ................................................     (135,625)    3,573,524      (861,727)     100,091   (5,664,918)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions .....................    1,880,994     3,404,173      (974,306)     132,328   (2,701,197)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ...............    2,158,947     4,161,131      (528,120)     134,372   (2,103,020)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................   40,885,109     7,159,291     4,763,633           --   14,695,407
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .............................  $43,044,056   $11,320,422   $ 4,235,513   $  134,372  $12,592,387
===================================================================================================================================

    The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                   DREYFUS VARIABLE                      FEDERATED                            INVESCO VARIABLE
                                   INVESTMENT FUNDS                   INSURANCE SERIES                        INVESTMENT FUNDS
                              =========================     ========================================     =========================
  DREYFUS
 SOCIALLY        DREYFUS
RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL    HIGH INCOME   INTERNATIONAL                    EQUITY         HIGH
   GROWTH         INDEX          STOCK          VALUE          BOND II       EQUITY II     UTILITY II       INCOME         YIELD
====================================================================================================================================


 $    81,076    $ 1,093,444    $   29,785     $   35,976     $  355,434     $  298,739     $  142,170     $   34,018     $    7,849

     126,888        587,114        15,067          3,837         44,138         23,230         34,548          8,294         55,862
      15,226         70,454         1,808            460          5,297          2,788          4,146            995          6,703
------------------------------------------------------------------------------------------------------------------------------------
     142,114        657,568        16,875          4,297         49,435         26,018         38,694          9,289         62,565
------------------------------------------------------------------------------------------------------------------------------------
     (61,038)       435,876        12,910         31,679        305,999        272,721        103,476         24,729        (54,716)
------------------------------------------------------------------------------------------------------------------------------------



     562,343      5,097,549         7,146            442       (269,032)       369,480        (32,925)        72,531       (474,432)

  (1,818,484)   (10,706,747)     (336,360)       (28,679)      (411,286)    (1,178,904)      (360,921)       (66,211)        58,144
------------------------------------------------------------------------------------------------------------------------------------
  (1,256,141)    (5,609,198)     (329,214)       (28,237)      (680,318)      (809,424)      (393,846)         6,320       (416,288)
------------------------------------------------------------------------------------------------------------------------------------
 $(1,317,179)   $(5,173,322)   $ (316,304)    $    3,442     $ (374,319)    $ (536,703)    $ (290,370)    $   31,049     $ (471,004)
====================================================================================================================================

====================================================================================================================================
                                   DREYFUS VARIABLE                      FEDERATED                            INVESCO VARIABLE
                                   INVESTMENT FUNDS                   INSURANCE SERIES                        INVESTMENT FUNDS
                              =========================     ========================================     =========================
  DREYFUS
 SOCIALLY        DREYFUS
RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL    HIGH INCOME   INTERNATIONAL                    EQUITY         HIGH
   GROWTH         INDEX          STOCK          VALUE          BOND II       EQUITY II     UTILITY II       INCOME         YIELD
====================================================================================================================================


 $  (61,038)   $   435,876     $   12,910     $   31,679     $  305,999     $  272,721     $  103,476     $   24,729     $  (54,716)

    562,343      5,097,549          7,146            442       (269,032)       369,480        (32,925)        72,531       (474,432)

 (1,818,484)   (10,706,747)      (336,360)       (28,679)      (411,286)    (1,178,904)      (360,921)       (66,211)        58,144
------------------------------------------------------------------------------------------------------------------------------------
 (1,317,179)    (5,173,322)      (316,304)         3,442       (374,319)      (536,703)      (290,370)        31,049       (471,004)
------------------------------------------------------------------------------------------------------------------------------------

  2,276,541      8,682,139        342,009        123,936        469,391        525,001        314,836        107,420        442,657
   (465,153)    (3,486,119)       (49,280)       (26,868)      (281,263)      (115,314)      (180,248)       (96,456)      (848,358)
   (372,975)    (9,442,076)     2,404,303        153,402       (861,898)       470,993       (157,856)         5,780     (3,142,643)
------------------------------------------------------------------------------------------------------------------------------------

  1,438,413     (4,246,056)     2,697,032        250,470       (673,770)       880,680        (23,268)        16,744     (3,548,344)
------------------------------------------------------------------------------------------------------------------------------------
    121,234     (9,419,378)     2,380,728        253,912     (1,048,089)       343,977       (313,638)        47,793     (4,019,348)
------------------------------------------------------------------------------------------------------------------------------------
  9,698,393     49,534,816        415,970        101,191      4,369,652      1,732,831      2,834,904        574,369      4,857,298
------------------------------------------------------------------------------------------------------------------------------------
 $9,819,627    $40,115,438     $2,796,698     $  355,103     $3,321,563     $2,076,808     $2,521,266     $  622,162     $  837,950
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                            JANUS ASPEN SERIES                 LAZARD RETIREMENT
                                                                                PORTFOLIOS                     SERIES PORTFOLIOS
                                                                  =======================================   =======================

                                                                  AGGRESSIVE                   WORLDWIDE
                                                                    GROWTH        GROWTH        GROWTH        EQUITY      SMALL CAP
====================================================================================================================================

Investment income:
  Dividends from investments in portfolio shares ...............  $ 2,763,652   $ 2,640,128   $ 4,183,270   $    23,653   $   6,348
Expenses:
  Mortality and expense risk fees ..............................      284,745       402,673       614,410         3,907       4,567
  Administrative fees ..........................................       34,169        48,321        73,729           469         548
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................................      318,914       450,994       688,139         4,376       5,115
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ........................    2,444,738     2,189,134     3,495,131        19,277       1,233
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ......................................    1,535,297     5,038,595     2,530,826        39,431      27,240
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................  (13,786,900)  (12,459,154)  (14,772,324)     (107,589)     31,902
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares .....  (12,251,603)   (7,420,559)  (12,241,498)      (68,158)     59,142
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ....................................  $(9,806,865)  $(5,231,425)  $(8,746,367)  $   (48,881)  $  60,375
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                            JANUS ASPEN SERIES                 LAZARD RETIREMENT
                                                                                PORTFOLIOS                     SERIES PORTFOLIOS
                                                                  =======================================   =======================

                                                                  AGGRESSIVE                   WORLDWIDE
                                                                    GROWTH        GROWTH        GROWTH        EQUITY      SMALL CAP
====================================================================================================================================
Changes from operations:
  Net investment income (expense) ..............................  $ 2,444,738   $ 2,189,134   $ 3,495,131   $    19,277   $   1,233
  Net realized gains (losses) on sales of investments
    in portfolio shares ........................................    1,535,297     5,038,595     2,530,826        39,431      27,240
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ........................  (13,786,900)  (12,459,154)  (14,772,324)     (107,589)     31,902
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ...   (9,806,865)   (5,231,425)   (8,746,367)      (48,881)     60,375
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................    8,413,994     7,818,401     9,263,361        25,246     110,956
  Contract redemptions .........................................     (977,098)   (3,693,970)   (2,742,350)      (12,723)     (1,325)
  Net transfers ................................................    6,918,434    (5,975,529)   (2,546,739)     (768,015)    230,057
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions .....................   14,355,330    (1,851,098)    3,974,272      (755,492)    339,688
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ...............    4,548,465    (7,082,523)   (4,772,095)     (804,373)    400,063
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................   15,943,265    31,631,290    47,380,277     1,012,468     190,838
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .............................  $20,491,730   $24,548,767   $42,608,182   $   208,095   $ 590,901
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                           STRONG
                                     NEUBERGER BERMAN                                                                     VARIABLE
                                   ADVISERS MANAGEMENT                                                                   INSURANCE
                                    TRUST PORTFOLIOS           RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS            FUNDS
                              ============================  ==========================  ============================     ===========
    LORD         MITCHELL
   ABBETT        HUTCHINS
   SERIES         SERIES
    FUND          TRUST                                                                 COMMUNICATIONS
   GROWTH         GROWTH         LIMITED                                                      AND           GLOBAL         MIDCAP
 AND INCOME     AND INCOME    MATURITY BOND    PARTNERS         NOVA            OTC       INFORMATION     TECHNOLOGY     GROWTH II
====================================================================================================================================

 $   10,483     $    5,491     $   84,913     $1,082,126     $    1,594     $   52,797     $   48,867     $   10,207    $ 1,115,031

     13,788          1,100         16,700         70,417            727          7,785          2,183          1,043         84,445
      1,654            132          2,004          8,450             87            934            262            125         10,133
------------------------------------------------------------------------------------------------------------------------------------
     15,442          1,232         18,704         78,867            814          8,719          2,445          1,168         94,578
------------------------------------------------------------------------------------------------------------------------------------
     (4,959)         4,259         66,209      1,003,259            780         44,078         46,422          9,039      1,020,453
------------------------------------------------------------------------------------------------------------------------------------



     22,826          1,641        (53,520)      (626,543)        (6,573)      (136,360)       (35,468)       (12,841)       537,800

    159,267        (12,186)        56,867       (402,113)       (35,618)      (715,275)      (192,305)       (69,002)    (3,237,262)
------------------------------------------------------------------------------------------------------------------------------------
    182,093        (10,545)         3,347     (1,028,656)       (42,191)      (851,635)      (227,773)       (81,843)    (2,699,462)
------------------------------------------------------------------------------------------------------------------------------------
 $  177,134     $   (6,286)    $   69,556     $  (25,397)    $  (41,411)    $ (807,557)    $ (181,351)    $  (72,804)   $(1,679,009)
====================================================================================================================================


====================================================================================================================================
                                                                                                                           STRONG
                                     NEUBERGER BERMAN                                                                     VARIABLE
                                   ADVISERS MANAGEMENT                                                                   INSURANCE
                                    TRUST PORTFOLIOS           RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS            FUNDS
                              ============================  ==========================  ============================     ===========
    LORD         MITCHELL
   ABBETT        HUTCHINS
   SERIES         SERIES
    FUND          TRUST                                                                 COMMUNICATIONS
   GROWTH         GROWTH         LIMITED                                                      AND           GLOBAL         MIDCAP
 AND INCOME     AND INCOME    MATURITY BOND    PARTNERS         NOVA            OTC       INFORMATION     TECHNOLOGY     GROWTH II
====================================================================================================================================

 $   (4,959)    $    4,259     $   66,209     $1,003,259     $      780     $   44,078     $   46,422     $    9,039    $ 1,020,453

     22,826          1,641        (53,520)      (626,543)        (6,573)      (136,360)       (35,468)       (12,841)       537,800

    159,267        (12,186)        56,867       (402,113)       (35,618)      (715,275)      (192,305)       (69,002)    (3,237,262)
------------------------------------------------------------------------------------------------------------------------------------
    177,134         (6,286)        69,556        (25,397)       (41,411)      (807,557)      (181,351)       (72,804)    (1,679,009)
------------------------------------------------------------------------------------------------------------------------------------

    327,124         63,917        315,441        491,157          7,412        819,378        166,083        271,273      2,146,952
    (41,010)        (8,636)       (89,704)      (358,093)        (7,977)        (8,448)       (27,780)          (312)      (715,057)
     20,458        (27,340)       (53,180)    (1,329,036)       372,204      1,590,137        404,605        110,631     10,078,054
------------------------------------------------------------------------------------------------------------------------------------

    306,572         27,941        172,557     (1,195,972)       371,639      2,401,067        542,908        381,592     11,509,949
------------------------------------------------------------------------------------------------------------------------------------
    483,706         21,655        242,113     (1,221,369)       330,228      1,593,510        361,557        308,788      9,830,940
------------------------------------------------------------------------------------------------------------------------------------
    917,691         77,353      1,283,509      5,377,108             --             --             --             --      4,397,558
------------------------------------------------------------------------------------------------------------------------------------
 $1,401,397     $   99,008     $1,525,622     $4,155,739     $  330,228     $1,593,510     $  361,557     $  308,788    $14,228,498
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================


                                                                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                              ------------------------------------------------------
                                                               STRONG
                                                             OPPORTUNITY                    EMERGING        HARD          REAL
                                                               FUND II         BOND          MARKETS       ASSETS        ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares.........  $    318,145   $    108,980   $        --   $     15,575     $    1,594
Expenses:
   Mortality and expense risk fees........................        28,139         14,976        23,340         18,071          1,294
   Administrative fees....................................         3,377          1,797         2,801          2,168            155
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        31,516         16,773        26,141         20,239          1,449
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ..................       286,629         92,207       (26,141)        (4,664)           145
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
                 in portfolio shares .....................       221,625       (247,641)      366,167       (126,424)         3,564
     Net change in unrealized appreciation (depreciation)
                of investments in portfolio shares .......      (396,074)        87,545    (1,252,067)       249,670          8,929
------------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares     (174,449)      (160,096)     (885,900)       123,246         12,493
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
                operations ...............................  $    112,180   $    (67,889)  $  (912,041)  $    118,582     $   12,638
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 2000



====================================================================================================================================


                                                                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                              ------------------------------------------------------
                                                               STRONG
                                                             OPPORTUNITY                     EMERGING          HARD          REAL
                                                               FUND II           BOND         MARKETS         ASSETS        ESTATE
------------------------------------------------------------------------------------------------------------------------------------
 Changes from operations:
    Net investment income (expense) ......................  $    286,629     $    92,207    $    (26,141)  $    (4,664)    $    145
    Net realized gains (losses) on sales of investments
       in portfolio shares ...............................       221,625        (247,641)        366,167      (126,424)       3,564
    Net change in unrealized appreciation (depreciation)
        of investments in portfolio shares ...............      (396,074)         87,545      (1,252,067)      249,670        8,929
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from
          operations                                             112,180         (67,889)       (912,041)      118,582       12,638
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
    Net contract purchase payments .......................       562,570          45,715         368,968       138,684        9,506
    Contract redemptions .................................      (158,756)       (189,077)       (122,160)     (173,322)      (6,264)
    Net transfers ........................................       183,405      (1,784,573)       (703,750)     (155,004)       2,077
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
            from contract owners' transactions ...........       587,219      (1,927,935)       (456,942)     (189,642)       5,319
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........       699,399      (1,995,824)     (1,368,983)      (71,060)      17,957
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, beginning of year ...........................     1,804,221       2,293,341       2,343,429     1,409,211       65,841
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of year ......................  $  2,503,620     $   297,517    $    974,446   $ 1,338,151     $ 83,798
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

    VAN ECK
   WORLDWIDE
   INSURANCE
  TRUST FUNDS
 -------------

   (NOTE 1)
    OLD HARD                         COMBINED
     ASSETS                           TOTAL
----------------                 -----------------

  $        --                     $  37,141,073

            2                         4,700,897
           --                           564,104
----------------                 -----------------
            2                         5,265,001
----------------                 -----------------
           (2)                       31,876,072
----------------                 -----------------



           --                        17,793,902

           --                       (97,942,612)
----------------                 -----------------
           --                       (80,148,710)
----------------                 -----------------
  $        (2)                    $ (48,272,638)
================                 =================








================================================================================

    VAN ECK
   WORLDWIDE
   INSURANCE
  TRUST FUNDS
 -------------

    (NOTE 1)
    OLD HARD                         COMBINED
     ASSETS                           TOTAL
----------------                 -----------------


  $         (2)                    $ 31,876,072

           --                        17,793,902

           --                       (97,942,612)
----------------                 -----------------
            (2)                     (48,272,638)
----------------                 -----------------

            --                       80,780,307
            --                      (32,737,911)
            --                        1,177,192
----------------                 -----------------

           --                        49,219,588
----------------                 -----------------
            (2)                         946,950
----------------                 -----------------
            91                      350,139,839
----------------                 -----------------
  $         89                     $351,086,789
================                 =================

CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                            THE ALGER AMERICAN FUNDS                     PORTFOLIOS
                                                             --------------------------------------------------------   -----------
                                                                             LEVERAGED       MIDCAP         SMALL       INCOME AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares.......... $    776,884   $    522,645   $   343,247   $    749,200   $        96

Expenses:
   Mortality and expense risk fees.........................      115,958        124,584        30,871         92,307         7,684
   Administrative fees.....................................       13,915         14,950         3,704         11,077           922
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses........................................      129,873        139,534        34,575        103,384         8,606
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..................      647,011        383,111       308,672        645,816        (8,510)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
                 in portfolio shares ......................      102,656        872,252        78,297         80,293        18,320
     Net change in unrealized appreciation (depreciation)
                of investments in portfolio shares ........    2,011,423      5,347,823       339,394      2,491,281        93,713
------------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares    2,114,079      6,220,075       417,691      2,571,574       112,033
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
               operations ................................. $  2,761,090   $  6,603,186   $   726,363   $  3,217,390   $   103,523
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 1999


====================================================================================================================================

                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                            THE ALGER AMERICAN FUNDS                     PORTFOLIOS
                                                             --------------------------------------------------------   -----------
                                                                             LEVERAGED      MIDCAP          SMALL       INCOME AND
                                                               GROWTH         ALLCAP        GROWTH     CAPITALIZATION     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................... $   647,011   $    383,111   $   308,672   $    645,816   $    (8,510)
   Net realized gains (losses) on sales of investments
    in portfolio shares ....................................     102,656        872,252        78,297         80,293        18,320
   Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .....................   2,011,423      5,347,823       339,394      2,491,281        93,713
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations   2,761,090      6,603,186       726,363      3,217,390       103,523
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments...........................   4,009,371      3,789,407       725,957        860,397       469,755
   Contract redemptions.....................................    (385,154)      (247,907)      (83,518)      (457,073)       (8,847)
   Net transfers............................................   2,263,279      3,593,047      (494,377)     2,156,624       143,774
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions                    5,887,496      7,134,547       148,062      2,559,948       604,682
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets...........    8,648,586     13,737,733       874,425      5,777,338       708,205
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year..............................    5,007,557      5,021,363     2,470,641      5,915,809       231,794
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year ........................ $ 13,656,143   $ 18,759,096   $ 3,345,066   $ 11,693,147   $   939,999
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

      AMERICAN CENTURY
    VARIABLE PORTFOLIOS
         (CONTINUED)                     BERGER INSTITUTIONAL PRODUCTS TRUST                   CONSECO SERIES TRUST PORTFOLIOS
--------------------------------   ----------------------------------------------------   -----------------------------------------

                                                               SMALL
                                               GROWTH AND      COMPANY                                                     FIXED
  INTERNATIONAL     VALUE         GROWTH         INCOME        GROWTH      INTERNATIONAL    BALANCED       EQUITY         INCOME
------------------------------------------------------------------------------------------------------------------------------------

  $         --   $   380,194   $        450   $         --  $         --   $     16,494   $ 3,987,902   $ 11,479,520   $   411,110


        20,304        47,022         28,774         92,882        17,904         28,170       260,655        396,895        79,131
         2,436         5,643          3,453         11,146         2,149          3,380        31,279         47,627         9,496
------------------------------------------------------------------------------------------------------------------------------------
        22,740        52,665         32,227        104,028        20,053         31,550       291,934        444,522        88,627
------------------------------------------------------------------------------------------------------------------------------------
       (22,740)      327,529        (31,777)      (104,028)      (20,053)       (15,056)    3,695,968     11,034,998       322,483
------------------------------------------------------------------------------------------------------------------------------------



        63,104       (77,104)        99,951      1,243,906       192,400          8,942       349,105        324,163       (80,270)

       937,729      (302,377)       859,250      1,969,994       866,219        690,015     1,152,263      1,730,768      (347,279)
------------------------------------------------------------------------------------------------------------------------------------
     1,000,833      (379,481)       959,201      3,213,900     1,058,619        698,957     1,501,368      2,054,931      (427,549)
------------------------------------------------------------------------------------------------------------------------------------
  $    978,093   $   (51,952)  $    927,424   $  3,109,872  $  1,038,566   $    683,901   $ 5,197,336   $ 13,089,929    $ (105,066)
====================================================================================================================================









====================================================================================================================================

      AMERICAN CENTURY
    VARIABLE PORTFOLIOS
         (CONTINUED)                     BERGER INSTITUTIONAL PRODUCTS TRUST                   CONSECO SERIES TRUST PORTFOLIOS
--------------------------------   ----------------------------------------------------   -----------------------------------------

                                                               SMALL
                                               GROWTH AND      COMPANY                                                     FIXED
  INTERNATIONAL     VALUE         GROWTH         INCOME        GROWTH      INTERNATIONAL    BALANCED       EQUITY         INCOME
------------------------------------------------------------------------------------------------------------------------------------

  $    (22,740)  $   327,529   $    (31,777)  $   (104,028) $    (20,053)  $    (15,056)  $ 3,695,968   $ 11,034,998   $   322,483

        63,104       (77,104)        99,951      1,243,906       192,400          8,942       349,105        324,163       (80,270)

       937,729      (302,377)       859,250      1,969,994       866,219        690,015     1,152,263      1,730,768      (347,279)
------------------------------------------------------------------------------------------------------------------------------------
       978,093       (51,952)       927,424      3,109,872     1,038,566        683,901     5,197,336     13,089,929      (105,066)
------------------------------------------------------------------------------------------------------------------------------------
<
       203,602       505,927        352,778      1,430,861       286,430         22,843     2,692,288      4,249,667       906,132
       (24,933)     (153,412)      (112,033)      (793,457)      (65,927)        (1,166)   (1,238,845)    (1,658,283)     (405,393)
        33,834        13,458       (252,139)    (2,685,701)      148,372        (14,553)   (7,694,332)    (5,608,028)      840,161
------------------------------------------------------------------------------------------------------------------------------------

       212,503       365,973        (11,394)    (2,048,297)      368,875          7,124    (6,240,889)    (3,016,644)    1,340,900
------------------------------------------------------------------------------------------------------------------------------------
     1,190,596       314,021        916,030      1,061,575     1,407,441        691,025    (1,043,553)    10,073,285     1,235,834
------------------------------------------------------------------------------------------------------------------------------------
     1,414,294     3,408,208      1,931,410      6,542,045     1,056,675      2,305,228    22,801,038     30,811,824     5,923,457
------------------------------------------------------------------------------------------------------------------------------------
  $  2,604,890   $ 3,722,229   $  2,847,440   $  7,603,620  $  2,464,116   $  2,996,253   $21,757,485   $ 40,885,109   $ 7,159,291
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                  CONSECO SERIES                                        DREYFUS
                                                                 TRUST PORTFOLIOS                                       VARIABLE
                                                                   (CONTINUED)                                         INVESTMENT
                                                            ----------------------------                               ------------
                                                                                             DREYFUS
                                                                                             SOCIALLY        DREYFUS
                                                                GOVERNMENT      MONEY       RESPONSIBLE       STOCK     DISCIPLINED
                                                                SECURITIES      MARKET        GROWTH          INDEX       STOCK
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares...........  $    208,403   $    466,644   $    323,807   $    848,258    $  3,882

Expenses:
   Mortality and expense risk fees..........................        35,599        120,813        100,043        514,342       3,126
   Administrative fees......................................         4,272         14,497         12,005         61,721         375
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.........................................        39,871        135,310        112,048        576,063       3,501
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense)....................       168,532        331,334        211,759        272,195         381
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
(depreciation) of investments:
     Net realized gains (losses) on sales of investments
        in portfolio shares ................................       (53,419)           --        569,099         750,331      27,382
     Net change in unrealized appreciation (depreciation)
        of investments in portfolio shares .................      (216,869)           --      1,295,573       6,256,103       1,880
------------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares       (270,288)           --      1,864,672       7,006,434      29,262
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
               operations ..................................  $   (101,756)  $   331,334   $  2,076,431   $   7,278,629   $  29,643
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                  CONSECO SERIES                                        DREYFUS
                                                                 TRUST PORTFOLIOS                                       VARIABLE
                                                                   (CONTINUED)                                         INVESTMENT
                                                            ----------------------------                               ------------
                                                                                             DREYFUS
                                                                                             SOCIALLY       DREYFUS
                                                                GOVERNMENT      MONEY       RESPONSIBLE      STOCK     DISCIPLINED
                                                                SECURITIES      MARKET        GROWTH         INDEX       STOCK
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense)......................... $    168,532   $    331,334   $   211,759   $    272,195    $      381
   Net realized gains (losses) on sales of investments
     in portfolio shares ..................................      (53,419)            --       569,099        750,331        27,382
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...................     (216,869)            --     1,295,573      6,256,103         1,880
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations    (101,756)       331,334     2,076,431      7,278,629        29,643
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................       413,613      5,982,018     2,198,167      9,744,333       243,883
   Contract redemptions...................................      (152,438)    (1,323,488)     (331,772)    (2,102,160)       (1,559)
   Net transfers..........................................     2,570,373      2,668,928      (751,898)     2,613,043      (149,676)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..............     2,831,548      7,327,458     1,114,497     10,255,216        92,648
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets..........     2,729,792      7,658,792     3,190,928     17,533,845       122,291
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................     2,033,841      7,036,615     6,507,465     32,000,971       293,679
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .......................  $  4,763,633   $ 14,695,407   $ 9,698,393   $ 49,534,816    $  415,970
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

    DREYFUS
   VARIABLE
  INVESTMENT                                                      INVESCO VARIABLE
  (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS            INVESTMENT FUNDS             JANUS ASPEN SERIES PORTFOLIOS
---------------  -----------------------------------------  ---------------------------  -------------------------------------------

  INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY                      AGGRESSIVE                    WORLDWIDE
      VALUE        BOND II       EQUITY II     UTILITY II      INCOME       HIGH YIELD       GROWTH        GROWTH         GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  $      8,041   $   595,613   $     53,628   $    268,518  $      9,632   $    325,343   $   293,381   $    133,950   $     63,086


           879        76,596         22,860         41,951         5,554         20,963       106,419        238,216        434,997
           105         9,192          2,743          5,034           667          2,515        12,770         28,586         52,200
------------------------------------------------------------------------------------------------------------------------------------
           984        85,788         25,603         46,985         6,221         23,478       119,189        266,802        487,197
------------------------------------------------------------------------------------------------------------------------------------
         7,057       509,825         28,025        221,533         3,411        301,865       174,192       (132,852)      (424,111)
------------------------------------------------------------------------------------------------------------------------------------



            91      (249,357)       146,565        102,468         7,321          1,541     1,414,594        334,162      2,571,165

        10,335      (209,064)       767,800       (287,128)       43,945       (146,439)    6,256,473      7,430,621     15,961,067
------------------------------------------------------------------------------------------------------------------------------------
        10,426      (458,421)       914,365       (184,660)       51,266       (144,898)    7,671,067      7,764,783     18,532,232
------------------------------------------------------------------------------------------------------------------------------------
  $     17,483   $    51,404   $    942,390   $     36,873  $     54,677   $    156,967   $ 7,845,259   $  7,631,931   $ 18,108,121
====================================================================================================================================






====================================================================================================================================

    DREYFUS
   VARIABLE
  INVESTMENT                                                      INVESCO VARIABLE
  (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS            INVESTMENT FUNDS             JANUS ASPEN SERIES PORTFOLIOS
---------------  -----------------------------------------  ---------------------------  -------------------------------------------

  INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY                      AGGRESSIVE                    WORLDWIDE
      VALUE        BOND II       EQUITY II     UTILITY II      INCOME       HIGH YIELD       GROWTH        GROWTH         GROWTH
------------------------------------------------------------------------------------------------------------------------------------

  $      7,057   $   509,825   $     28,025   $    221,533  $      3,411   $    301,865   $   174,192   $   (132,852)   $  (424,111)

            91      (249,357)       146,565        102,468         7,321          1,541     1,414,594        334,162      2,571,165

        10,335      (209,064)       767,800       (287,128)       43,945       (146,439)    6,256,473      7,430,621     15,961,067
------------------------------------------------------------------------------------------------------------------------------------
        17,483        51,404        942,390         36,873        54,677        156,967     7,845,259      7,631,931     18,108,121
------------------------------------------------------------------------------------------------------------------------------------

        29,652       930,590         85,680        937,941       167,974        403,084     2,346,950      5,238,650      7,151,112
          (120)     (538,823)      (188,919)      (227,339)      (17,639)      (122,694)     (355,291)    (1,184,221)    (1,878,924)
         9,328    (2,847,499)      (897,172)    (1,299,462)      223,672      4,277,974     1,143,153      8,275,443     (3,618,581)
------------------------------------------------------------------------------------------------------------------------------------

        38,860    (2,455,732)    (1,000,411)      (588,860)      374,007      4,558,364     3,134,812     12,329,872      1,653,607
------------------------------------------------------------------------------------------------------------------------------------
        56,343    (2,404,328)       (58,021)      (551,987)      428,684      4,715,331    10,980,071     19,961,803     19,761,728
------------------------------------------------------------------------------------------------------------------------------------
        44,848     6,773,980      1,790,852      3,386,891       145,685        141,967     4,963,194     11,669,487     27,618,549
------------------------------------------------------------------------------------------------------------------------------------
 $     101,191   $ 4,369,652   $  1,732,831   $  2,834,904  $    574,369   $  4,857,298   $15,943,265   $ 31,631,290    $47,380,277
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 1999


====================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                          BERMAN
                                                                                                                         ADVISERS
                                                                                                                        MANAGEMENT
                                                                 LAZARD RETIREMENT                                        TRUST
                                                                 SERIES PORTFOLIOS                                       PORTFOLIOS
                                                           -----------------------------                               ------------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                           SERIES FUND  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares.......... $     36,196   $      2,590   $    70,646   $          1    $    51,597
Expenses:
   Mortality and expense risk fees.........................       14,642          1,461         7,538            940         13,084
   Administrative fees.....................................        1,757            175           905            113          1,570
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses........................................       16,399          1,636         8,443          1,053         14,654
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense)...................       19,797            954        62,203         (1,052)        36,943
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
(depreciation) of investments:
     Net realized gains (losses) on sales of investments
           in portfolio shares ............................       61,034         (1,200)       23,084          (136)          3,040
     Net change in unrealized appreciation (depreciation)
           of investments in portfolio shares .............        1,467         (2,123)       (7,310)       (5,478)        (38,552)
------------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares       62,501         (3,323)       15,774        (5,614)        (35,512)
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................. $     82,298   $     (2,369)  $    77,977    $   (6,666)    $     1,431
====================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 1999




====================================================================================================================================

                                                                                                                        NEUBERGER
                                                                                                                          BERMAN
                                                                                                                         ADVISERS
                                                                                                                        MANAGEMENT
                                                                 LAZARD RETIREMENT                                        TRUST
                                                                 SERIES PORTFOLIOS                                       PORTFOLIOS
                                                           -----------------------------                               ------------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                           SERIES FUND  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $     19,797   $        954   $    62,203   $     (1,052)   $   36,943
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................        61,034         (1,200)       23,084           (136)        3,040
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................         1,467         (2,123)       (7,310)        (5,478)      (38,552)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ......................................        82,298         (2,369)       77,977         (6,666)        1,431
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................        75,768         94,818       341,535         34,644       228,919
   Contract redemptions...................................       (17,879)        (2,007)      (15,618)        (1,378)      (23,338)
   Net transfers..........................................      (316,901)       (48,568)      199,363       (145,156)      (79,322)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..............      (259,012)        44,243       525,280       (111,890)      126,259
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets..........      (176,714)        41,874       603,257       (118,556)      127,690
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................     1,189,182        148,964       314,434        195,909     1,155,819
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .......................  $  1,012,468   $    190,838   $   917,691   $     77,353   $ 1,283,509
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

    NEUBERGER
     BERMAN
    ADVISERS
   MANAGEMENT      STRONG
      TRUST       VARIABLE
   PORTFOLIOS     INSURANCE
   (CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
--------------   -----------                     --------------------------------------------------------------------

                                                                                                         (NOTE 1)
                                   STRONG                                                                  OLD
                    MID CAP     OPPORTUNITY                   EMERGING       HARD           REAL           HARD       COMBINED
    PARTNERS       GROWTH II      FUND II          BOND       MARKETS        ASSETS        ESTATE          ASSETS        TOTAL
---------------------------------------------------------------------------------------------------------------------------------

  $    277,185   $     1,822   $    220,843   $    182,453  $         --   $     18,473   $       742   $       --  $ 23,132,476

        95,726        27,334         25,173         31,551        18,701         17,441           579           --     3,319,669
        11,487         3,280          3,021          3,786         2,244          2,093            69           --       398,359
---------------------------------------------------------------------------------------------------------------------------------
       107,213        30,614         28,194         35,337        20,945         19,534           648           --     3,718,028
---------------------------------------------------------------------------------------------------------------------------------
       169,972       (28,792)       192,649        147,116       (20,945)        (1,061)           94           --    19,414,448
---------------------------------------------------------------------------------------------------------------------------------




      (295,817)      603,446         23,921         46,471       (63,354)      (218,833)        1,419           --     9,081,033

       481,873     1,017,981        319,256       (447,508)    1,204,979        447,348        (3,517)          --    57,972,929
---------------------------------------------------------------------------------------------------------------------------------
       186,056     1,621,427        343,177       (401,037)    1,141,625        228,515        (2,098)          --    67,053,962
---------------------------------------------------------------------------------------------------------------------------------
  $    356,028   $ 1,592,635   $    535,826   $   (253,921) $  1,120,680   $    227,454   $    (2,004)  $       --  $ 86,468,410
=================================================================================================================================






====================================================================================================================================

    NEUBERGER
     BERMAN
    ADVISERS
   MANAGEMENT      STRONG
      TRUST       VARIABLE
   PORTFOLIOS     INSURANCE
   (CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
--------------   -----------                     --------------------------------------------------------------------

                                                                                                         (NOTE 1)
                                   STRONG                                                                  OLD
                    MID CAP     OPPORTUNITY                   EMERGING       HARD           REAL           HARD        COMBINED
    PARTNERS       GROWTH II      FUND II          BOND       MARKETS        ASSETS        ESTATE          ASSETS        TOTAL
-----------------------------------------------------------------------------------------------------------------------------------

  $    169,972   $   (28,792)  $    192,649   $    147,116  $    (20,945)  $     (1,061)  $        94   $       --   $  19,414,448

      (295,817)      603,446         23,921         46,471       (63,354)      (218,833)        1,419           --       9,081,033

       481,873     1,017,981        319,256       (447,508)    1,204,979        447,348        (3,517)          --      57,972,929
-----------------------------------------------------------------------------------------------------------------------------------
       356,028     1,592,635        535,826       (253,921)    1,120,680        227,454        (2,004)          --      86,468,410
-----------------------------------------------------------------------------------------------------------------------------------

     1,134,268       655,531        476,339        121,658       282,332         94,334         7,278       (1,329)     59,925,157
      (554,425)      (67,689)       (94,458)      (198,760)      (39,666)      (111,836)       (1,082)          --     (15,189,471)
    (3,673,565)    1,315,983       (854,529)      (640,897)     (131,603)       (31,123)       26,384           --         281,111
-----------------------------------------------------------------------------------------------------------------------------------

   (3,093,722)     1,903,825       (472,648)      (717,999)      111,063        (48,625)       32,580       (1,329)     45,016,797
-----------------------------------------------------------------------------------------------------------------------------------
   (2,737,694)     3,496,460         63,178       (971,920)    1,231,743        178,829        30,576       (1,329)    131,485,207
-----------------------------------------------------------------------------------------------------------------------------------
     8,114,802       901,098      1,741,043      3,265,261     1,111,686      1,230,382        35,265        1,420     218,654,632
-----------------------------------------------------------------------------------------------------------------------------------
  $  5,377,108   $ 4,397,558   $  1,804,221   $  2,293,341  $  2,343,429   $  1,409,211   $    65,841   $       91   $ 350,139,839
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000 AND 1999

================================================================================
(1)  GENERAL

   Conseco Variable Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E was established on November 12, 1993, and commenced operations on July 25, 1994, as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Prior to June 1, 1995, Account E invested solely in shares of the portfolios of the Conseco Series Trust. Currently, the following investment options are available (effective date in parenthesis):

THE ALGER AMERICAN FUND
   Growth Portfolio (June 1, 1996)
   Leveraged AllCap Portfolio (June 1, 1995)
   MidCap Growth Portfolio (June 1, 1996)
   Small Capitalization Portfolio (June 1, 1995)
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund (May 1, 1998)
   International Fund  (May 1, 1997)
   Value Fund (May 1, 1997)
BERGER INSTITUTIONAL PRODUCTS TRUST
   Growth Fund (June 1, 1996)
   Growth and Income Fund (June 1, 1996)
   International Fund (May 1, 1997)
   New Generation Fund (May 1, 2000)
   Small Company Growth Fund (June 1, 1996)
CONSECO SERIES TRUST
   Balanced Portfolio (July 25, 1994)
   Conseco 20 Focus
   Portfolio (May 1, 2000)
   Equity Portfolio (July 25, 1994)
   Fixed Income Portfolio (July 25, 1994)
   Government Securities Portfolio (July 25, 1994)
   High Yield Portfolio (May 1, 2000)
   Money Market Portfolio (July 25, 1994)
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
   (JUNE 1, 1995)
DREYFUS STOCK INDEX FUND (JUNE 1, 1995)
DREYFUS VARIABLE INVESTMENT FUND (MAY 1, 1998)
   Disciplined Stock Portfolio
   International Value Portfolio
FEDERATED INSURANCE SERIES  (JUNE 1, 1995)
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II
INVESCO VARIABLE INVESTMENT FUNDS, INC. (MAY 1, 1998)
   Equity Income Fund
   High Yield Fund
JANUS ASPEN SERIES  (JUNE 1, 1995)
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC. (MAY 1, 1998)
   Equity Portfolio
   Small Cap Portfolio
LORD ABBETT SERIES FUND, INC. (MAY 1, 1998)
   Growth and Income Portfolio
MITCHELL HUTCHINS SERIES TRUST (MAY 1, 1998)
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
 (MAY 1, 1997)
   Limited Maturity Bond Portfolio
   Partners Portfolio
RYDEX VARIABLE TRUST (MAY 1, 2000)
   Nova Fund
   OTC Fund
SELIGMAN PORTFOLIOS, INC. (MAY 1, 2000)
   Communications and Information Portfolio
   Global Technology Portfolio
STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II (May 1, 1997)
STRONG OPPORTUNITY FUND II  (MAY 1, 1997)
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Hard Assets Fund (formerly Gold and Natural
   Resources Fund)  (June 1,1995)
   Worldwide Bond Fund  (June 1, 1995)
   Worldwide Emerging Markets Fund (June 1, 1996)
   Worldwide Real Estate Fund (May 1, 1998)

   Van Eck Worldwide Insurance Trust terminated the Worldwide Hard Assets Fund on May 1, 1997 and the Gold and Natural Resources Fund was renamed the Worldwide Hard Assets Fund. The remaining units in the terminated fund are owned by a contract owner who has not transferred the funds.

   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments which are restricted as to resale.

   Investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation date.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 2000 AND 1999

================================================================================

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:

                                               3% RATE          3% RATE
                                              DECEMBER 31,    DECEMBER 31,
                                                 2000             1999
---------------------------------------------------------------------------
The Alger American Fund:
   Leveraged AllCap Portfolio............      $0.780281           N/A
Berger Institutional Products Trust:
   Growth and Income Fund................       1.020760           N/A
Conseco Series Trust:
   Equity Portfolio......................       0.792184           N/A
   Fixed Income Portfolio................       1.013781           N/A
   Government Securities Portfolio.......       1.017808           N/A
   Money Market Portfolio................       1.016825     $1.000834
Dreyfus Stock Index Fund:................       0.939096           N/A
Federated Insurance Series:
   High Income Bond Fund II..............       0.833502      0.956791
   Utility Fund II.......................       0.892379           N/A
Neuberger Berman Advisers Management Trust:
   Partners Portfolio..............             0.983612      1.013185
Strong Variable Insurance Funds, Inc.:
   Mid Cap Growth Fund II................       1.075289           N/A
---------------------------------------------------------------------------
(3)  PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares were $223,860,179 and $139,192,174 for the years ended December 31, 2000 and 1999, respectively. The aggregate proceeds from sales of investments in portfolio shares were $142,779,194 and $74,610,705 for the years ended December 31, 2000 and 1999, respectively.

(4)  DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account E a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of Account E, for assuming the mortality and expense risks. These fees were $4,700,897 and $3,319,669 for the years ended December 31, 2000 and 1999, respectively.

   Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $1,340,256 and $1,055,120 for the years ended December 31, 2000 and 1999, respectively.

   The Company also deducts daily from Account E a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account E, for administrative expenses. These expenses were $564,104 and $398,359 for the years ended December 31, 2000 and 1999, respectively.

(5)  OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company.

(6)  NET ASSETS

   Detail for net assets begins on the following page.

CONSECO VARIABLE ANNUITY ACCOUNT E

(6) NET ASSETS

AS OF DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                            THE ALGER AMERICAN FUNDS                     PORTFOLIOS
                                                            ---------------------------------------------------------   ------------

                                                                            LEVERAGED        MIDCAP        SMALL         INCOME AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION      GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Net assets at December 31, 1997...........................  $    960,427   $  2,348,160   $   760,156   $  5,485,527    $        --
Activity subsequent to December 31, 1997:
Proceeds from sale of units
less proceeds of units redeemed since inception ..........    13,173,375     11,069,748     4,167,965        275,158      1,270,887
Undistributed net investment income (expense).............     2,994,662      2,163,659       858,090      5,158,923        (18,933)
Undistributed net realized gain (loss) on sales of
  investments ............................................     1,002,537      3,827,746       448,723     (2,976,178)        64,305
Net unrealized appreciation (depreciation) of investments.    (3,284,146)    (3,725,253)     (118,792)    (1,669,194)       (56,309)
------------------------------------------------------------------------------------------------------------------------------------
   Net assets.............................................  $ 14,846,855   $ 15,684,060   $ 6,116,142   $  6,274,236    $ 1,259,950
====================================================================================================================================


                                                                  AMERICAN CENTURY
                                                                 VARIABLE PORTFOLIOS
                                                                     (CONTINUED)             BERGER INSTITUTIONAL PRODUCTS TRUST
                                                            ----------------------------  ------------------------------------------


                                                                                                         GROWTH AND
                                                            INTERNATIONAL      VALUE         GROWTH        INCOME      INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------

Net assets at December 31, 1997...........................  $    178,556   $    509,877   $   724,038   $  1,091,492   $  1,968,111
Activity subsequent to December 31, 1997:
Proceeds from sale of units less proceeds of units
  redeemed since inception ...............................       514,509      2,856,455     1,982,265     10,345,296       (255,755)
Undistributed net investment income (expense).............         3,237        486,551         1,343        103,930        (43,117)
Undistributed net realized gain (loss) on sales of
  investments ...........................................        645,590       (602,479)      540,112      2,263,518        180,854
Net unrealized appreciation (depreciation) of investments.        23,562        562,549      (256,293)        55,142        520,586
------------------------------------------------------------------------------------------------------------------------------------
   Net assets.............................................  $  1,365,454   $  3,812,953   $ 2,991,465   $ 13,859,378   $  2,370,679
====================================================================================================================================




                                                               BERGER INSTITUTIONAL                 CONSECO SERIES TRUST
                                                            PRODUCTS TRUST (CONTINUED)                  PORTFOLIOS
                                                          ------------------------------ -------------------------------------------
                                                                              SMALL
                                                                NEW          COMPANY                       CONSECO
                                                             GENERATION       GROWTH        BALANCED       20 FOCUS        EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Net assets at December 31, 1997...........................  $         --   $    220,861   $ 11,327,800   $         --  $ 19,302,079
Activity subsequent to December 31, 1997:
Proceeds from sale of units
  less proceeds of units redeemed since inception ........       512,420      6,046,327      4,444,795      1,106,601     7,189,038
Undistributed net investment income (expense).............        (2,963)        25,220      7,780,685         (2,758)   19,848,213
Undistributed net realized gain (loss) on sales
  of investments .........................................          (123)       733,017        793,638        (42,150)    1,043,130
Net unrealized appreciation (depreciation) of investments.      (162,171)      (338,183)    (1,078,653)      (301,754)   (4,338,404)
------------------------------------------------------------------------------------------------------------------------------------
   Net assets.............................................  $    347,163   $  6,687,242   $ 23,268,265   $    759,939  $ 43,044,056
====================================================================================================================================

                                                                                  CONSECO SERIES
                                                                            TRUST PORTFOLIOS (CONTINUED)
                                                            --------------------------------------------------------
                                                                                                                         DREYFUS
                                                                                                                         SOCIALLY
                                                               FIXED        GOVERNMENT        HIGH          MONEY       RESPONSIBLE
                                                               INCOME       SECURITIES        YIELD        MARKET         GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Net assets at December 31, 1997...........................  $  5,318,446   $    443,047   $        --   $  3,540,038    $ 2,125,697
Activity subsequent to December 31, 1997:
Proceeds from sale of units
  less proceeds of units redeemed since inception ........     5,095,351      3,379,579       132,328      7,927,953      5,929,290
Undistributed net investment income (expense).............     1,116,766        439,806         1,738      1,124,396        337,353
Undistributed net realized gain (loss) on sales
  of investments .........................................      (213,736)      (175,556)           60             --      1,317,049
Net unrealized appreciation (depreciation) of investments.         3,595        148,637           246             --        110,238
------------------------------------------------------------------------------------------------------------------------------------
   Net assets.............................................  $ 11,320,422   $  4,235,513   $   134,372   $ 12,592,387    $ 9,819,627
====================================================================================================================================

====================================================================================================================================

                        DREYFUS VARIABLE                                                                    INVESCO VARIABLE
                        INVESTMENT FUNDS                     FEDERATED INSURANCE SERIES                     INVESTMENT FUNDS
                 --------------------------------- -----------------------------------------------    ------------------------------
     DREYFUS
      STOCK         DISCIPLINED     INTERNATIONAL    HIGH INCOME     INTERNATIONAL                        EQUITY
      INDEX            STOCK            VALUE          BOND II         EQUITY II        UTILITY II        INCOME        HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------------
$   16,292,345     $         --     $       --     $  2,948,127     $     392,160     $   1,041,698     $         --    $       --


    16,260,460        3,007,742        334,716          685,291         1,306,068         1,476,433          525,483      1,163,128
       763,827           14,515         41,742          860,436           280,219           377,517           34,657        261,082
     6,810,796           70,644            518         (434,408)          582,793           147,889           79,877       (486,021)
       (11,990)        (296,203)       (21,873)        (737,883)         (484,432)         (522,271)         (17,855)      (100,239)
------------------------------------------------------------------------------------------------------------------------------------
$   40,115,438     $  2,796,698     $  355,103     $  3,321,563     $   2,076,808     $   2,521,266     $    622,162    $   837,950
====================================================================================================================================



                                                          LAZARD RETIREMENT
         JANUS ASPEN SERIES PORTFOLIOS                    SERIES PORTFOLIOS
-------------------------------------------------  -----------------------------
                                                                                         LORD           MITCHELL
                                                                                        ABBETT          HUTCHINS
                                                                                        SERIES           SERIES
                                                                                         FUND             TRUST
   AGGRESSIVE                         WORLDWIDE                                         GROWTH           GROWTH
     GROWTH           GROWTH           GROWTH        EQUITY          SMALL CAP        AND INCOME       AND INCOME
--------------------------------------------------------------------------------------------------------------------
$    2,796,074   $    8,517,407   $   15,285,524   $         --     $        --       $         --     $         --


    18,581,282       10,602,747       13,194,813         88,628         528,645          1,122,748           60,087
     2,569,959        2,509,198        3,609,036         40,398           1,835             75,117           15,803
     3,019,779        6,651,613        6,200,630        100,495          25,857             44,445           28,257
    (6,475,364)      (3,732,198)       4,318,179        (21,426)         34,564            159,087           (5,139)
-----------------------------------------------------------------------------------------------------------------------------------
$   20,491,730   $   24,548,767   $   42,608,182   $    208,095     $   590,901       $  1,401,397     $     99,008
====================================================================================================================================


                                                                                                          STRONG
        NEUBERGER BERMAN                                                                                   VARIABLE
      ADVISERS MANAGEMENT                                                                                INSURANCE
       TRUST PORTFOLIOS                  RYDEX VARIABLE TRUST              SELIGMAN PORTFOLIOS             FUNDS
-------------------------------   --------------------------------  --------------------------------
                                                                   COMMUNICATIONS                                          STRONG
     LIMITED                                                             AND             GLOBAL           MID CAP        OPPORTUNITY
  MATURITY BOND      PARTNERS          NOVA            OTC           INFORMATION       TECHNOLOGY        GROWTH II         FUND II
-----------------------------------------------------------------------------------------------------------------------------------
$       26,171   $    1,240,625   $           --  $          --     $        --       $         --     $      101,377  $   305,763


     1,416,168        3,010,535          371,639      2,401,067         542,908            381,592         14,079,347    1,561,128
        98,525        1,316,861              780         44,078          46,422              9,039            984,179      522,951
       (49,966)      (1,167,497)          (6,573)      (136,360)        (35,468)           (12,841)         1,152,106      179,349
        34,724         (244,785)         (35,618)      (715,275)       (192,305)           (69,002)        (2,088,511)     (65,571)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,525,622   $    4,155,739   $      330,228  $   1,593,510     $   361,557       $    308,788     $   14,228,498  $ 2,503,620
====================================================================================================================================


                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
---------------------------------------------------------------------------------

                                                                      (NOTE 1)
                     EMERGING          HARD          REAL            OLD HARD            COMBINED
      BOND           MARKETS          ASSETS        ESTATE            ASSETS              TOTAL
---------------------------------------------------------------------------------    ---------------
$    3,462,503    $  1,916,263    $   4,533,186    $        --      $       223        $ 115,163,758


   (3,196,249)        (674,156)      (2,533,061)         76,829            (149)         173,539,454
      224,702          (35,482)         621,951             (22)             (2)          57,666,124
     (139,340)        (225,844)      (1,413,266)          1,925              --           29,839,446
      (54,099)          (6,335)         129,341           5,066              17          (25,121,993)
--------------------------------------------------------------------------------     ---------------
$     297,517     $    974,446    $   1,338,151    $     83,798      $       89        $ 351,086,789
====================================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS





================================================================================

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT E

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account E (the "Account") at December 31, 2000, the results of its operations and the changes in its net assets for each of the two years (or other period as specified in footnote 1) in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
------------------------------
PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 12, 2001

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

================================================================================
CONSECO VARIABLE ANNUITY ACCOUNT E
SPONSOR
Conseco Variable Insurance Company - Carmel, Indiana.
DISTRIBUTOR
Conseco Equity Sales, Inc. - Carmel, Indiana.
INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

   CONSECO VARIABLE  ANNUITY ACCOUNT E IS ISSUED BY CONSECO  VARIABLE  INSURANCE
                  COMPANY THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN
   ARE OFFERED, BY CONSECO EQUITY SALES, INC., A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC.,
         A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO, INC., THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S
    LEADING SOURCES FOR  INSURANCE, INVESTMENT  AND  LENDING  PRODUCTS,  HELPING
                13 MILLION   CUSTOMERS  STEP UP TO A BETTER, MORE SECURE FUTURE.

                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.

                                              Conseco Variable Insurance Company
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                           CV-208 (2/01)   05962
                                     (c) 2001 Conseco Variable Insurance Company


                                                                 www.conseco.com



INSURANCE INVESTMENTS LENDING                                    [Logo Omitted]
-----------------------------------------------------------------   CONSECO






                       Conseco Variable Insurance Company

              Consolidated Financial Statements as of December 31,
               2000 and 1999, and for the years ended December 31,
                               2000, 1999 and 1998

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. The consolidated financial statements give retroactive effect to the merger of Conseco Variable Insurance Company and Providential Life Insurance Company which has been accounted for as a pooling of interests as described in note 2 to the consolidated financial statements. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




                                                /s/ PricewaterhouseCoopers LLP
                                                --------------------------------
                                                PricewaterhouseCoopers LLP


April 6, 2001


                       CONSECO VARIABLE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET
                           December 31, 2000 and 1999
                              (Dollars in millions)


                                     ASSETS


                                                                                          2000              1999
                                                                                          ----              ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       2000 - $1,260.6; 1999 - $1,510.9)...............................................  $1,192.1           $1,416.7
    Equity securities at fair value (cost: 2000 - $9.1; 1999 - $47.8)..................       8.6               49.8
    Mortgage loans.....................................................................     100.0              108.0
    Policy loans.......................................................................      75.7               75.5
    Other invested assets .............................................................      73.3               50.8
                                                                                         --------           --------

          Total investments............................................................   1,449.7            1,700.8

Cash and cash equivalents..............................................................      78.8               83.4
Accrued investment income..............................................................      24.9               35.6
Cost of policies purchased.............................................................     116.1              138.0
Cost of policies produced..............................................................     214.1              147.6
Reinsurance receivables................................................................      22.4               26.4
Goodwill...............................................................................      43.7               45.3
Assets held in separate accounts.......................................................   1,825.5            1,457.0
Other assets...........................................................................       5.4                5.8
                                                                                         --------           --------

          Total assets.................................................................  $3,780.6           $3,639.9
                                                                                         ========           ========





















                            (continued on next page)


                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                     CONSOLIDATED BALANCE SHEET (Continued)
                           December 31, 2000 and 1999
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                           2000             1999
                                                                                           ----             ----

Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,128.6           $1,289.2
       Traditional products............................................................     270.9              255.1
       Claims payable and other policyholder funds.....................................      36.3               64.1
       Liabilities related to separate accounts........................................   1,825.5            1,457.0
    Income tax liabilities.............................................................      49.4               34.0
    Investment borrowings..............................................................      58.5              135.1
    Other liabilities..................................................................      15.0               14.9
                                                                                         --------           --------

            Total liabilities..........................................................   3,384.2            3,249.4
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     393.5              393.5
    Accumulated other comprehensive loss...............................................     (25.2)             (29.1)
    Retained earnings..................................................................      28.1               26.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     396.4              390.5
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,780.6           $3,639.9
                                                                                         ========           ========























                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF OPERATIONS
              for the years ended December 31, 2000, 1999 and 1998
                              (Dollars in millions)


                                                                          2000              1999            1998
                                                                          ----              ----            ----

Revenues:
    Insurance policy income..........................................    $ 91.0           $ 92.1            $ 95.7
    Net investment income............................................     315.8            298.9             199.5
    Net gains (losses) from sale of investments......................     (12.1)           (10.0)             18.5
                                                                         ------           ------            ------

          Total revenues.............................................     394.7            381.0             313.7
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits........................................     296.3            284.1             190.3
    Amortization.....................................................      30.3             14.3              34.0
    Other operating costs and expenses...............................      44.1             41.5              42.1
                                                                         ------           ------            ------

          Total benefits and expenses................................     370.7            339.9             266.4
                                                                         ------           ------            ------

          Income before income taxes.................................      24.0             41.1              47.3

Income tax expense...................................................       9.2             14.4              16.6
                                                                         ------           ------            ------

          Net income.................................................    $ 14.8           $ 26.7            $ 30.7
                                                                         ======           ======            ======




























                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                 CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 2000, 1999 and 1998
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------

Balance, December 31, 1997.................................   $430.9          $393.5               $  8.8          $ 28.6

   Comprehensive income, net of tax:
     Net income............................................     30.7             -                    -              30.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
        of $5.1)...........................................     (9.5)            -                   (9.5)            -
                                                              ------

         Total comprehensive income........................     21.2

   Dividends on common stock...............................    (32.9)            -                    -             (32.9)
                                                              ------          ------               ------          ------

Balance, December 31, 1998.................................    419.2           393.5                  (.7)           26.4

   Comprehensive loss, net of tax:
     Net income............................................     26.7             -                     -             26.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
         of $16.1).........................................    (28.4)            -                  (28.4)             -
                                                              ------

         Total comprehensive loss..........................     (1.7)

   Dividends on common stock...............................    (27.0)            -                    -             (27.0)
                                                              ------          ------               ------          ------

Balance, December 31, 1999.................................    390.5           393.5                (29.1)           26.1

   Comprehensive income, net of tax:
     Net income............................................     14.8             -                    -              14.8
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax
         expense of $2.2)..................................      3.9             -                    3.9             -
                                                              ------

         Total comprehensive income........................     18.7

   Dividends on common stock...............................    (12.8)            -                    -             (12.8)
                                                              ------          ------               ------          ------

Balance, December 31, 2000.................................   $396.4          $393.5               $(25.2)         $ 28.1
                                                              ======          ======               ======          ======











                   The accompanying notes are an integral part
                          of the financial statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS
              for the years ended December 31, 2000, 1999 and 1998
                              (Dollars in millions)


                                                                         2000              1999             1998
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income........................................................ $    14.8        $    26.7         $    30.7
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      30.3             14.3              43.4
         Income taxes................................................      11.4             12.0              (1.0)
         Insurance liabilities.......................................      88.9            162.6             120.0
         Accrual and amortization of investment income...............       4.3            (11.4)              1.6
         Deferral of cost of policies produced.......................     (84.2)           (62.7)            (35.3)
         Net (gains) losses from sale of investments.................      12.1             10.0             (18.5)
         Other.......................................................      (1.0)            (3.8)            (37.2)
                                                                      ---------        ---------         ---------

         Net cash provided by operating activities...................      76.6            147.7             103.7
                                                                      ---------        ---------         ---------

Cash flows from investing activities:
   Sales of investments..............................................   1,115.3            904.8           1,185.0
   Maturities and redemptions........................................      53.8            109.0             145.5
   Purchases of investments..........................................  (1,587.6)        (1,502.0)         (1,420.7)
                                                                      ---------        ---------         ---------

         Net cash used by investing activities.......................    (418.5)          (488.2)            (90.2)
                                                                      ---------        ---------         ---------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     893.7            654.1             400.4
   Investment borrowings.............................................     (76.6)            69.4               4.7
   Withdrawals from insurance liabilities............................    (467.0)          (324.8)           (385.0)
   Dividends paid on common stock....................................     (12.8)           (27.0)            (32.9)
                                                                      ----------       ---------         ---------

         Net cash provided (used) by financing activities............     337.3            371.7             (12.8)
                                                                      ---------        ---------         ---------

         Net increase (decrease) in cash and cash equivalents........      (4.6)            31.2                .7

Cash and cash equivalents, beginning of year.........................      83.4             52.2              51.5
                                                                      ---------        ---------         ---------

Cash and cash equivalents, end of year............................... $    78.8        $    83.4         $    52.2
                                                                      =========        =========         =========












                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company with subsidiaries operating throughout the United States. Conseco's insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance and other insurance products. Conseco's finance subsidiaries originate, securitize and service manufactured housing, home equity, retail credit and floorplan loans. Conseco's operating strategy is to grow its business by focusing its resources on the development and expansion of profitable products and strong distribution channels, to seek to achieve superior investment returns through active asset management and to control expenses.

     The consolidated financial statements also include the effect of the January 1, 2000, merger of Providential Life Insurance Company ("Providential", a wholly owned subsidiary of Conseco since its acquisition on September 30,
1997) into the Company. This merger has been accounted for as a pooling of interests; therefore, the assets and liabilities of each company have been combined at their book values and the consolidated statements of operations, shareholder's equity and cash flows have been reported as if the merger had occurred on September 30, 1997. Intercompany transactions among the consolidated companies have been eliminated in consolidation.

     The following summary explains the accounting policies we use to prepare our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board ("FASB"), the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 1999 and 1998 financial statements and notes to conform with the 2000 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. We include any unrealized gain or loss on trading securities in net investment gains.

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include trading securities and certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     When we sell a security (other than a trading security), we report the difference between the sale proceeds and amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce our cost basis of the security to its estimated fair value.

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with original maturities of less than three months. We carry them at amortized cost, which approximates estimated fair value.

     Assets Held in Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contract holders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the gain or loss realized and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income (loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable. If we determine a portion of the unamortized balance is not recoverable, it is charged to amortization expense.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. We also defer renewal commissions paid in excess of ultimate commission levels related to the purchased policies in this account. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extends beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we amortize goodwill on the straight-line basis generally over a 40- year period. The total accumulated amortization of goodwill was $17.6 million and $16.1 million at December 31, 2000 and 1999, respectively. We continually monitor the value of our goodwill based on our estimates of future earnings. We determine whether goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. At December 31, 2000, goodwill is also recoverable from projected net cash flows from estimated earnings (including earnings on projected amounts of new business consistent with the Company's business plan), discounted at rates we believe are appropriate for the business. If we were to determine that changes in undiscounted projected cash flows no longer support the recoverability of goodwill over the remaining amortization period, we would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred).

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as a result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $11.1 million, $23.1 million and $21.0 million in 2000, 1999 and 1998, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $10.1 million, $20.8 million and $21.8 million in 2000, 1999 and 1998, respectively.

     From time-to-time, we assume insurance from other companies. Any costs associated with the assumption of insurance are amortized consistent with the method used to amortize the cost of policies produced described above. Reinsurance premiums assumed totaled $4.9 million, $18.7 million and $15.6 million in 2000, 1999 and 1998, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off (no such write-offs have occurred).

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $86.3 million during 2000 and $137.7 million during 1999. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 5.8 percent and 5.0 percent in 2000 and 1999, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 2000). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements could be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations. The market value of policy loans approximates their carrying value.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Here are the estimated fair values of our financial instruments:

                                                                              2000                          1999
                                                                   ------------------------      -------------------------
                                                                   Carrying           Fair       Carrying            Fair
                                                                    Amount            Value       Amount             Value
                                                                    ------            -----       ------             -----
                                                                                     (Dollars in millions)
Financial assets:
   Actively managed fixed maturities............................   $1,192.1        $1,192.1      $1,416.7        $1,416.7
   Equity securities ...........................................        8.6             8.6          49.8            49.8
   Mortgage loans...............................................      100.0            97.7         108.0           102.8
   Policy loans.................................................       75.7            75.7          75.5            75.5
   Other invested assets........................................       73.3            73.3          50.8            50.8
   Cash and cash equivalents....................................       78.8            78.8          83.4            83.4

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,128.6         1,128.6       1,289.2         1,289.2
   Investment borrowings........................................       58.5            58.5         135.1           135.1

--------------------

     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 2000 and 1999. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest- sensitive products. However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" and Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" ("SFAS 138") requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. We will adopt SFAS 133 as of January 1, 2001. Because of our minimal use of derivatives, we do not anticipate that the adoption of the new standard and implementation guidance approved by FASB prior to December 31, 2000, will have a material impact on the Company's financial position or results of operations.

2.   MERGER

     On January 1, 2000, Providential was merged with the Company, with the Company being the surviving corporation. At the time of the merger, all 10,000 shares of Providential's $100 par value common stock were cancelled. Each share of common stock of the Company issued and outstanding at January 1, 2000, remained outstanding as the common stock of the merged company.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Providential was acquired by Conseco on September 30, 1997, in a business combination accounted for under the purchase method of accounting. As described in note 1, the consolidated financial statements include the assets and liabilities of Providential at December 31, 2000 and 1999, and its results of operations, changes in shareholder's equity and cash flows as if the merger occurred on September 30, 1997. The impact of the merger on certain balances reflected in the consolidated financial statements was as follows:

                                                         Amount Prior to                         Reported
                                                        Effect of Merger      Providential        Amount
                                                        ----------------      ------------        ------
                                                                          (Dollars in millions)

1999
----
Total assets.........................................        $3,613.8             $26.1          $3,639.9
Total liabilities....................................         3,238.1              11.3           3,249.4
Total shareholder's equity...........................           375.7              14.8             390.5
Revenues.............................................           359.7              21.3             381.0
Net income...........................................            25.2               1.5              26.7

1998
----
Revenues.............................................           290.1              23.6             313.7
Net income...........................................            30.6                .1              30.7


3.   INVESTMENTS:

     At December 31, 2000, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  693.4        $1.7        $38.9      $  656.2
   United States Treasury securities and obligations of
     United States government corporations and agencies................      25.6          .9          -            26.5
   States and political subdivisions...................................      11.7          .1           .3          11.5
   Debt securities issued by foreign governments.......................      11.9         -             .5          11.4
   Mortgage-backed securities .........................................     408.2         1.7          4.5         405.4
Below-investment grade (primarily corporate securities)................     109.8          .1         28.8          81.1
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,260.6        $4.5        $73.0      $1,192.1
                                                                         ========        ====        =====      ========

Equity securities......................................................  $    9.1        $ -         $  .5      $    8.6
                                                                         ========        ====        =====      ========

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

    At December 31, 1999, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                        (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  859.7        $2.2        $60.4      $  801.5
   United States Treasury securities and obligations of
     United States government corporations and agencies................      15.5          .1           .7          14.9
   States and political subdivisions...................................      11.7         -            1.1          10.6
   Debt securities issued by foreign governments.......................      12.2         -            1.6          10.6
   Mortgage-backed securities .........................................     482.3          .2         22.7         459.8
Below-investment grade (primarily corporate securities)................     129.5         2.4         12.6         119.3
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,510.9        $4.9        $99.1      $1,416.7
                                                                         ========        ====        =====      ========

Equity securities......................................................     $47.8        $3.9         $1.9         $49.8
                                                                            =====        ====         ====         =====

     Accumulated other comprehensive loss is primarily comprised of unrealized losses on actively managed fixed maturity investments. Such amounts, included in shareholder's equity as of December 31, 2000 and 1999, were summarized as follows:

                                                                                                        2000       1999
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)
Unrealized losses on investments.....................................................................  $(74.9)    $(91.9)
Adjustments to cost of policies purchased and cost of policies produced..............................    35.4       46.3
Deferred income tax benefit..........................................................................    14.3       16.5
                                                                                                       ------     ------

       Accumulated other comprehensive loss..........................................................  $(25.2)    $(29.1)
                                                                                                       ======     ======

     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 2000, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                    (Dollars in millions)

Due in one year or less........................................................................   $    7.6      $    7.6
Due after one year through five years..........................................................       72.7          71.5
Due after five years through ten years.........................................................      176.2         159.3
Due after ten years............................................................................      594.3         546.8
                                                                                                  --------      --------

    Subtotal...................................................................................      850.8         785.2
Mortgage-backed securities (a).................................................................      409.8         406.9
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,260.6      $1,192.1
                                                                                                  ========      ========

--------------------
(a) Includes below-investment grade mortgage-backed securities with an amortized cost and estimated fair value of $1.6 million and $1.5 million, respectively.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


       Net investment income consisted of the following:

                                                                                          2000         1999         1998
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)

Actively managed fixed maturity securities...........................................    $ 99.4        $116.1      $119.9
Equity securities....................................................................       5.2          12.2         3.2
Mortgage loans.......................................................................       8.8           9.9        12.1
Policy loans.........................................................................       4.8           4.8         5.1
Other invested assets................................................................       5.2           3.5        13.3
Cash and cash equivalents............................................................       2.3           2.1         2.9
Separate accounts....................................................................     191.2         151.8        44.1
                                                                                         ------        ------      ------

    Gross investment income..........................................................     316.9         300.4       200.6
Investment expenses..................................................................       1.1           1.5         1.1
                                                                                         ------        ------      ------

       Net investment income.........................................................    $315.8        $298.9      $199.5
                                                                                         ======        ======      ======

     The Company had no significant fixed maturity investments or mortgage loans that were not accruing investment income in 2000, 1999 and 1998.

     Investment gains (losses), net of investment expenses, were included in revenue as follows:

                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $  5.3       $  8.6       $ 34.0
    Gross losses.......................................................................   (13.2)       (14.5)       (12.4)
    Other than temporary decline in fair value.........................................    (4.2)        (1.3)         -
                                                                                         ------       ------       ------

         Net investment gains (losses) from fixed maturities before expenses...........   (12.1)        (7.2)        21.6

Equity securities......................................................................     6.5           .3           .1
Other than temporary decline in fair value of other invested assets....................    (4.3)         -            -
Other..................................................................................      .4           .4          -
                                                                                         ------       ------       ------

         Net investment gains (losses) before expenses.................................    (9.5)        (6.5)        21.7
Investment expenses....................................................................     2.6          3.5          3.2
                                                                                         ------       ------       ------

         Net investment gains (losses).................................................  $(12.1)      $(10.0)      $ 18.5
                                                                                         ======       ======       ======

     At December 31, 2000, the mortgage loan balance was primarily comprised of commercial loans. Approximately 17 percent, 11 percent, 10 percent, 8 percent and 8 percent of the mortgage loan balance were on properties located in Michigan, Texas, Florida, Georgia and Tennessee, respectively. No other state comprised greater than 7 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 2000. Our allowance for loss on mortgage loans was $.3 million at both December 31, 2000 and 1999.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $13.4 million at December 31, 2000.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 2000, other than investments issued or guaranteed by the United States government or a United States government agency.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


4.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      2000            1999
                                                         ----------   ----------   ----------      ----            ----
                                                                                                  (Dollars in millions)
   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)       $  834.3       $  976.7
       Universal life-type contracts...................      N/A          N/A          N/A          294.3          312.5
                                                                                                 --------       --------

         Total interest-sensitive products.............                                           1,128.6        1,289.2
                                                                                                 --------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.5%          166.3          149.3
                                                          experience
       Limited-payment contracts.......................    Company        (b)         7.5%          104.6          105.8
                                                          experience                             --------       --------
                                                         if applicable

         Total traditional products....................                                             270.9          255.1
                                                                                                 --------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           36.3           64.1
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,825.5        1,457.0
                                                                                                 --------       --------

       Total...........................................                                          $3,261.3       $3,065.4
                                                                                                 ========       ========

-------------
   (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

   (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

   (c) At December 31, 2000 and 1999, approximately 96 percent and 97 percent, respectively, of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 2000.

5.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                      2000           1999
                                                                                                      ----           ----
                                                                                                     (Dollars in millions)
Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $  4.0         $  3.6
    Cost of policies purchased and cost of policies produced...................................       94.0           75.3
    Insurance liabilities......................................................................      (50.2)         (39.2)
    Unrealized depreciation....................................................................      (14.3)         (16.5)
    Other......................................................................................        6.0           11.2
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       39.5           34.4
Current income tax liabilities (assets)........................................................        9.9            (.4)
                                                                                                    ------         ------

         Income tax liabilities................................................................     $ 49.4         $ 34.0
                                                                                                    ======         ======

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


       Income tax expense was as follows:


                                                                                               2000       1999       1998
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)

Current tax provision (benefit)...........................................................    $(11.7)     $ 4.3      $20.8
Deferred tax provision (benefit)..........................................................      20.9       10.1       (4.2)
                                                                                              ------      -----      -----

         Income tax expense...............................................................    $  9.2      $14.4      $16.6
                                                                                              ======      =====      =====

     A reconciliation of the U.S. statutory corporate tax rate to the effective rate reflected in the statement of operations is as follows:


                                                                                                2000       1999       1998
                                                                                                ----       ----       ----

U.S. statutory corporate rate.............................................................      35.0%      35.0%      35.0%
State taxes...............................................................................        .8        1.5        1.0
Other.....................................................................................       2.5       (1.5)       (.9)
                                                                                               -----       ----      -----

         Income tax expense...............................................................      38.3%      35.0%      35.1%
                                                                                                ====       ====       ====

6.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of certain of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 2000, includes: (i) accruals of $.5 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 2000; and (ii) receivables of $1.6 million that we estimate will be recovered through a reduction in future premium taxes as a result of such future and prior assessments. At December 31, 1999, such guaranty fund assessment related accruals were $1.6 million and such receivables were $1.1 million. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the insurance companies. We recognized expense for such assessments of $.7 million in 2000 and $1.1 million in both 1999 and 1998.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.3 million in 2000, $43.4 million in 1999 and $37.8 million in 1998.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


7.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:


                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Traditional products:
    Direct premiums collected.........................................................    $955.5        $720.4      $467.9
    Reinsurance assumed...............................................................       4.9          18.7        15.6
    Reinsurance ceded.................................................................     (11.1)        (23.1)      (21.0)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     949.3         716.0       462.5
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     893.7         654.1       400.4
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      55.6          61.9        62.1
Fees and surrender charges on interest-sensitive products.............................      35.4          30.2        33.6
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $ 91.0        $ 92.1      $ 95.7
                                                                                          ======        ======      ======

     The four states with the largest shares of 2000 collected premiums were California (16 percent), Florida (11 percent), Texas (11 percent) and Michigan (8 percent). No other state accounted for more than 5 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:

                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $138.0       $104.8      $113.6
    Amortization......................................................................     (11.1)        (4.5)      (21.5)
    Amounts related to fair value adjustment of actively managed fixed maturities.....     (10.8)        37.7        11.8
    Other ............................................................................       -            -            .9
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $116.1       $138.0      $104.8
                                                                                          ======       ======      ======

     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 10 percent of the December 31, 2000, balance of cost of policies purchased in 2001, 9 percent in 2002, 8 percent in 2003, 7 percent in 2004 and 7 percent in 2005. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.8 percent to 8.0 percent and averaged 5.9 percent.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Changes in the cost of policies produced were as follows:

                                                                                           2000         1999         1998
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $147.6       $ 82.5      $ 55.9
    Additions.........................................................................      84.2         62.7        35.3
    Amortization......................................................................     (17.6)        (8.3)      (11.0)
    Amounts related to fair value adjustment of actively managed fixed maturities            (.1)        10.7         2.3
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $214.1       $147.6      $ 82.5
                                                                                          ======       ======      ======

8.   STATEMENT OF CASH FLOWS:

     Income taxes refunded (paid) during 2000, 1999, and 1998, were $5.2 million, ($2.1) million and ($17.1) million, respectively.

9.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:

                                                                                     2000            1999
                                                                                     ----            ----
                                                                                      (Dollars in millions)

   Statutory capital and surplus.................................................. $102.0           $112.6
   Asset valuation reserve........................................................   38.5             41.4
   Interest maintenance reserve...................................................   55.0             66.7
                                                                                   ------           ------

       Total...................................................................... $195.5           $220.7
                                                                                   ======           ======

     Our statutory net income (loss) was $(6.3) million, $14.6 million and $32.7 million in 2000, 1999 and 1998, respectively.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2001 of $10.2 million without permission from state regulatory authorities.

     In 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles in a process referred to as codification. Such principles are summarized in the Accounting Practices and Procedures Manual. The revised manual is effective January 1, 2001. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that we use to prepare our statutory-basis financial statements. However, we believe the impact of these changes to our statutory-based capital and surplus as of January 1, 2001, will not be significant.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) The financial statements of the Separate Account and Conseco Variable Insurance Company (the "Company") are included in Part B hereof.

     (b)  Exhibits

          (1) -Resolution of the Board of Directors of Great American Reserve authorizing the establishment of Variable Account dated November 12, 1993.***

          (2)  -Not Applicable.

          (3) -Form of Principal Underwriting Agreement by and among Great American Reserve, Variable Account and GARCO Equity Sales.***

          (4)(a) -- Form of Individual Fixed/Variable Annuity Contract.***

          (4)(b) -- Form of Group Fixed/Variable Annuity Contract.***

          (5)  -Application for Contracts.***

          (6)  (i)-Articles of Incorporation of Great American Reserve.**
          (6) (ii)-Articles of Amendment to the Articles of Incorporation of the Company.+

          (6) (iii) - Amended and Restated By-Laws of Conseco Variable Insurance Company.+

          (7)  -Not Applicable.

          (8) (i)-Form of Fund Participation Agreement by and among The Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.*

          (8) (ii)-Form of Fund Participation Agreement by and among Great American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.*

          (8)  (iii)-Form of Fund  Participation  by and between Great  American
               Reserve  Insurance  Company,   Insurance  Management  Series  and
               Federated Securities Corp.*

          (8) (iv)-Form of Fund Participation between Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.*

          (8) (v)-Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord, Abbett & Co. and Great American Reserve Insurance Company.*

          (8)  (vi)-Form  of  Fund  Participation   Agreement  between  American
               Century Investment Services, Inc. and Great American Reserve Insurance Company.*

          (8)  (vii)-Form  of  Fund  Participation   Agreement  between  INVESCO
               Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and the Company.**

          (8) (viii)-Form of Fund Participation Agreement between Rydex Variable Trust and the Company.+

          (8) (ix)-Form of Fund Participation Agreement between Pioneer Variable Contracts Trust and the Company.++

          (8) (x)- Form of Fund Participation Agreement between Seligman Portfolios, Inc. and the Company.+++

               (xi) Form of Fund Participation Agreement between First American Insurance Portfolios, Inc. and the Company.+++

          (9)  -- Opinion and Consent of Counsel.

          (10) -- Consent of Independent Accountants.

          (11) -- Not Applicable.

          (12) -- None.

          (13) -- Schedule for  computation  of  performance  quotations.

          (27) -- Not Applicable

     *Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, File Nos. 333-40309/811-08483 filed electronically on February 3, 1998.

     **Incorporated by reference to Form N-4, Great American Reserve Variable Annuity Account G, File Nos. 333-00373/811-07501, filed electronically on January 23, 1996.

     ***Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 (File Nos. 33-74092 and 811-08288) filed electronically on May 15, 1998.

     +Incorporated by reference to Registrant's Post-Effective Amendment No. 9 (File No. 33-74092) filed electronically on April 28, 2000.

    ++Incorporated by reference to Registrant's Post-Effective Amendment No. 10 (File No. 33-74092) filed electronically on December 29, 2000.

+++Incorporated by reference to Registrant's Post-Effective Amendment No. 21 (File No. 33-2460) filed electronically on or about May 1, 2001.

ITEM 25.  DIRECTORS AND OFFICERS OF CONSECO VARIABLE

The following table sets forth certain information regarding the executive officers and Directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11825 N. Pennsylvania Street, Carmel, IN 46032.

Name and Principal              Position and Offices
  Business Address*                with Depositor
-------------------  ---------------------------------------

Ronald F. Ruhl          Director

John M. Howard          Director

David K. Herzog         Director, Executive Vice President, General Counsel
                        and Secretary

Thomas J. Kilian        Director and President


James S. Adams          Senior Vice President, Chief Accounting
                       Officer and Treasurer and Director

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):

     CONSECO, INC. (Indiana) - (publicly traded)

          CIHC, Incorporated (Delaware)

               Bankers National Life Insurance Company (Texas)

               Bankers Life Insurance Company of Illinois (Illinois)

                    Bankers Life & Casualty Company (Illinois)

Conseco Life Insurance Company of Texas (Texas)

Conseco Variable Insurance Company (Texas)

Conseco Annuity Assurance Company (Illinois)

Vulcan Life Insurance Company (Indiana)

Conseco Direct Life Insurance Company (Pennsylvania)

Wabash Life Insurance Company (Indiana)

Conseco Life Insurance Company (Indiana)

Washington National Insurance Company (Illinois)

Conseco Senior Health Insurance Company (Pennsylvania)

Pioneer Life Insurance Company (Illinois)

Conseco Life Insurance Company of New York (New York)

Conseco Medical Insurance Company (Illinois)

Continental Life Insurance Company (Texas)

United Presidential Life Insurance Company (Indiana)

Conseco Health Insurance Company (Arizona)

Frontier National Life Insurance Company (Ohio)

Conseco Capital Management, Inc. (Delaware)

Conseco Equity Sales, Inc. (Texas)

Conseco Securities, Inc. (Delaware)

Conseco Services, LLC (Indiana)

Marketing Distribution Systems Consulting Group, Inc. (Delaware)

Conseco Finance Corp. (Delaware)

Conseco  Finance Servicing Corp. (Delaware)

Conseco Series Trust (Massachusetts)*

Conseco Fund Group (Massachusetts) (publicly held)**

* The shares of Conseco Series Trust currently are sold to Bankers National Variable Account B, Conseco Variable Annuity Account C, Conseco Variable Annuity Account E, Conseco Variable Annuity Account F, Conseco Variable Account G, Conseco Variable Annuity Account H, each being segregated asset accounts established pursuant to Texas law by Bankers National Life Insurance Company and Conseco Variable Insurance Company, respectively. Shares of Conseco Series Trust are also sold to BMA Variable Life Account A of Business Men's Assurance Company of America.

** The shares of the Conseco Fund Group are sold to the public.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of April 2, 2001, there were 1,954 non-qualified contract owners and 18,329 qualified contract owners.

ITEM 28.  INDEMNIFICATION

The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the

Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to members of the Company's Board of Directors, officers and controlling persons of the Registrant pursuant to the provisions described under "Indemnification" or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a member of the Board of Directors, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Variable Account has no officers or employees. The officers, directors and employees of Conseco Variable as well as those of an affiliated company who perform administrative services for the Variable Account are covered by an officers and directors liability policy.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Conseco Equity Sales, Inc. ("Conseco Equity Sales") is the principal underwriter for the following investment companies (other than Registrant):

Conseco  Variable  Annuity Account C
Conseco  Variable Annuity Account F
Conseco Variable Annuity Account G
Conseco Variable Annuity Account H

Conseco Variable Annuity Account I
Conseco Fund Group
Conseco Advisor Variable Annuity Account
BMA Variable Life Account A
Conseco Variable Account L

(b)  The following table sets forth certain  information  regarding the officers
     and  directors  of  Conseco  Equity  Sales.   Their  address  is  11815  N.
     Pennsylvania Street, Carmel, IN 46032.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES
 BUSINESS ADDRESS                        WITH CONSECO EQUITY SALES, INC.
- --------------------                    --------------------------------

L. Gregory Gloeckner                    President and Director

James S. Adams                          Senior Vice President, Chief Accounting
                                        Officer, Treasurer and Director

William P. Kovacs                       Vice President, General Counsel,
                                              Secretary, and Director

William T. Devanney, Jr.                Senior Vice President, Corporate Taxes

Donald B. Johnston                      Vice President, Director Mutual Fund
                                        Sales & Marketing

                          NET UNDERWRITING
NAME OF                   DISCOUNTS AND          COMPENSATION ON           BROKERAGE
PRINCIPAL UNDERWRITER     COMMISSIONS            REDEMPTION                COMMISSIONS       COMPENSATION*
- ---------------------     -----------            -------------             -----------       -------------

Conseco Equity                 None                       None                      None             None
Sales, Inc.

*Fees paid by the Company for serving as underwriter

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Conseco Variable Insurance Company, 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 31.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.  UNDERTAKINGS

     1. The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     2. The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     3. The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

     4. The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (a) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (b) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (c) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (d) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (a) - (d) above have been complied with.

     5. The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Carmel, State of Indiana, on this 23 day of April, 2001.


                         CONSECO VARIABLE ANNUITY
                         ACCOUNT E
                          (Registrant)

                             By: Conseco Variable Insurance Company



                             By: /S/        THOMAS J. KILIAN
                                 --------------------------------------


                             CONSECO VARIABLE INSURANCE COMPANY
                             Depositor

                          By: /S/ THOMAS J. KILIAN
                             -------------------------------------

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.








Signature                        Title                                  Date
- -----------                        -----                                  ----




/S/ RONALD F. RUHL                  Director                                  4/23/2001
---------------------------------                                            ------------
    Ronald F. Ruhl


/S/ THOMAS J. KILIAN                Director and President                    4/23/2001
--------------------------------    principal executive officer)             ------------
    Thomas J. Kilian



/S/ JAMES S. ADAMS                  Senior Vice President,                    4/23/2001
---------------------------------   Chief Accounting Officer and Treasurer   -------------
    James S. Adams                  and Director (principal financial
                                    officer and principal accounting officer)


/S/ DAVID K. HERZOG                                                           4/23/2001
---------------------------------   Director                                 -------------
    David K. Herzog


/S/ JOHN M. HOWARD                                                            4/23/2001
------------------------------      Director                                 -------------
    John M. Howard



                                INDEX TO EXHIBITS
Exhibit
Number                 Exhibit
--------               -------

EX-99.B9        Opinion and Consent of Counsel
EX-99.B10       Consent of Independent Accountants
EX-99.B13       Schedule for Computation of Performance Quotations